UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (5.5% of Net Assets)
3,281	Honeywell International, Inc.	$320,750
2,147	TransDigm Group, Inc.	441,273

	Total Aerospace & Defense	762,023

	Airlines (4.4%)
8,531	American Airlines Group, Inc.	418,701
4,132	Delta Air Lines, Inc.	195,485

	Total Airlines	614,186

	Banks (9.4%)
5,297	JPMorgan Chase & Co.	288,051
4,023	M&T Bank Corp.	455,243
10,855	Wells Fargo & Co.	563,591

	Total Banks	1,306,885

	Beverages (3.2%)
3,614	Anheuser-Busch InBev N.V. (Belgium) (SP ADR)	441,161

	Biotechnology (3.0%)
2,720	Amgen, Inc.	414,147

	Capital Markets (2.9%)
2,323	Goldman Sachs Group, Inc. (The)	400,508

	Chemicals (5.0%)
2,215	Air Products & Chemicals, Inc.	322,526
3,559	Ecolab, Inc.	369,318

	Total Chemicals	691,844

	Containers & Packaging (3.1%)
10,553	Sealed Air Corp.	427,396

	Energy Equipment & Services (1.0%)
1,680	Schlumberger, Ltd.	138,415

	Food & Staples Retailing (3.3%)
4,606	CVS Health Corp.	452,125

	Food Products (6.6%)
3,871	Hershey Co. (The)	395,655
5,290	Mead Johnson Nutrition Co.	521,012

	Total Food Products	916,667

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Health Care Providers & Services (2.0%)
1,321	McKesson Corp.	$280,911

	Hotels, Restaurants & Leisure (1.6%)
1,507	Wynn Resorts, Ltd.	222,961

	Household Products (2.8%)
4,637	Procter & Gamble Co. (The)	390,853

	Industrial Conglomerates (2.2%)
2,005	Roper Industries, Inc.	309,452

	Insurance (4.4%)
1,618	ACE, Ltd.	174,679
2	Berkshire Hathaway, Inc. (1)	431,730

	Total Insurance	606,409

	Life Sciences Tools & Services (2.9%)
3,194	Thermo Fisher Scientific, Inc.	399,921

	Machinery (4.3%)
8,240	Allison Transmission Holdings, Inc.	258,077
4,637	IDEX Corp.	335,487

	Total Machinery	593,564

	Multiline Retail (3.1%)
6,008	Dollar Tree, Inc. (1)	427,169

	Oil, Gas & Consumable Fuels (3.3%)
10,435	Williams Companies, Inc. (The)	457,679

	Pharmaceuticals (8.8%)
6,469	AbbVie, Inc.	390,404
1,446	Allergan, Inc.	317,050
5,060	Johnson & Johnson	506,709

	Total Pharmaceuticals	1,214,163

	Road & Rail (2.3%)
2,676	Union Pacific Corp.	313,654

	Technology Hardware, Storage & Peripherals (5.3%)
3,912	Apple, Inc.	458,330

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Technology Hardware, Storage & Peripherals (Continued)
2,814	Western Digital Corp.	$273,605

	Total Technology Hardware, Storage & Peripherals	731,935

	Textiles, Apparel & Luxury Goods (2.2%)
2,761	PVH Corp.	304,428

	Total Common Stock (Cost: $10,905,756) (92.6%)	12,818,456

	Master Limited Partnership
	Oil, Gas & Consumable Fuels (6.6%)
5,819	EQT Midstream Partners LP	493,742
5,341	Magellan Midstream Partners LP	414,034

	Total Master Limited Partnership (Cost: $892,920) (6.6%)	907,776

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $5,889) (0.0%)
$5,889	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $10,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $10,038) (Total Amount to be Received Upon Repurchase $5,889)	5,889

	Total Investments (Cost: $11,804,565) (99.2%)	13,732,121
	Excess of Other Assets over Liabilities (0.8%)	113,599

	Net Assets (100.0%)	$13,845,720

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	5.5%
Airlines	4.4
Banks	9.4
Beverages	3.2
Biotechnology	3.0
Capital Markets	2.9
Chemicals	5.0
Containers & Packaging	3.1
Energy Equipment & Services	1.0
Food & Staples Retailing	3.3
Food Products	6.6
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	1.6
Household Products	2.8
Industrial Conglomerates	2.2
Insurance	4.4
Life Sciences Tools & Services	2.9
Machinery	4.3
Multiline Retail	3.1
Oil, Gas & Consumable Fuels	9.9
Pharmaceuticals	8.8
Road & Rail	2.3
Technology Hardware, Storage & Peripherals	5.3
Textiles, Apparel & Luxury Goods	2.2
Short-Term Investments	0.0 *

Total	99.2%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (47.5% of Net Assets)
126,881	TCW Growth Equities Fund — I Class (1)(2)	$1,485,778
223,654	TCW Relative Value Large Cap Fund — I Class (1)	4,808,561
67,704	TCW Relative Value Mid Cap Fund — I Class (1)	1,557,873
274,469	TCW Select Equities Fund — I Class (1)	7,056,593

	Total Diversified U.S. Equity Funds	14,908,805

	Diversified U.S. Fixed Income Funds (46.5%)
552,379	Metropolitan West Total Return Bond Fund — I Class (1)	6,125,882
814,429	TCW Total Return Bond Fund — I Class (1)	8,494,495

	Total Diversified U.S. Fixed Income Funds	14,620,377

	Exchange-Traded Fund (1.2%)
19,030	ProShares UltraShort MSCI Emerging Markets (2)	375,652

	Money Market Investments (0.2%)
67,033	Fidelity Institutional Prime Money Market Portfolio — Institutional Class, 0.01% (3)	67,033

	Total Investment Companies (Cost: $26,674,569) (95.4%)	29,971,867

	Total Investments (Cost: $26,674,569) (95.4%)	29,971,867
	Excess of Other Assets over Liabilities (4.6%)	1,436,927

	Net Assets (100.0%)	$31,408,794

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

(3)	Rate disclosed is the 7-day net yield as of January 31, 2015.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	47.5%
Diversified U.S. Fixed Income Funds	46.5
Exchange-Traded Fund	1.2
Money Market Investments	0.2

Total	95.4%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Argentina (0.8% of Net Assets)
$70,102	Argentine Republic Government International Bond, 8.28%, due 12/31/33 (1)	$65,020
363,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17 (1)	340,312

	Total Argentina (Cost: $395,456)	405,332

	Bahrain (Cost: $200,000) (0.4%)
200,000	Bahrain Government International Bond, (144A), 6%, due 09/19/44 (2)	195,000

	Belarus (Cost: $98,591) (0.2%)
100,000	Republic of Belarus, (Reg. S), 8.75%, due 08/03/15 (3)	94,908

	Brazil (3.4%)
400,000	Brazil Minas SPE via State of Minas Gerais, (Reg. S), 5.333%, due 02/15/28 (3)	396,000
BRL 200,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/18	70,936
BRL 880,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/17	315,452
BRL 200,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	68,803
$250,000	Brazilian Government International Bond, 4.25%, due 01/07/25	249,687
250,000	Brazilian Government International Bond, 5%, due 01/27/45	242,500
300,000	Petrobras Global Finance BV, 6.25%, due 03/17/24	271,749
200,000	Petrobras International Finance Co., 6.75%, due 01/27/41	164,500

	Total Brazil (Cost: $1,896,444)	1,779,627

	Chile (2.0%)
200,000	Corpbanca S.A., (144A), 3.875%, due 09/22/19 (2)	200,380
250,000	Empresa Electrica Angamos S.A., (144A), 4.875%, due 05/25/29 (2)	251,975
200,000	GeoPark Latin America, Ltd. Agencia en Chile, (144A), 7.5%, due 02/11/20 (2)	146,726
200,000	GNL Quintero S.A., (144A), 4.634%, due 07/31/29 (2)	207,486
250,000	Guanay Finance, Ltd., (144A), 6%, due 12/15/20 (2)	260,625

	Total Chile (Cost: $1,103,913)	1,067,192

	China (2.6%)
400,000	Alibaba Group Holding, Ltd., (144A), 3.6%, due 11/28/24 (2)	407,483
200,000	Bank of China, Ltd., (144A), 5%, due 11/13/24 (2)	212,747
200,000	China Cinda Finance, Ltd., (144A), 5.625%, due 05/14/24 (2)	215,260
250,000	Country Garden Holdings Co. Ltd., (Reg. S), 11.125%, due 02/23/18 (3)	263,750
250,000	Industrial & Commercial Bank of China, Ltd., (144A), 6%, due 12/29/49 (2)(4)(5)	259,375

	Total China (Cost: $1,315,793)	1,358,615

	Colombia (2.2%)
200,000	Avianca Holdings S.A., (144A), 8.375%, due 05/10/20 (2)	203,880

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Colombia (Continued)
$350,000	Bancolombia S.A., 5.125%, due 09/11/22 (6)	$353,115
250,000	Colombia Government International Bond, 4%, due 02/26/24 (6)	260,000
200,000	Colombia Government International Bond, 5%, due 06/15/45	212,500
COP 220,000,000	Colombian TES (Treasury) Bond, 10%, due 07/24/24	111,716

	Total Colombia (Cost: $1,131,197)	1,141,211

	Costa Rica (Cost: $206,648) (0.4%)
$200,000	Costa Rica Government International Bond, (144A), 7%, due 04/04/44 (2)	197,700

	Dominican Republic (1.2%)
200,000	Dominican Republic International Bond, 5.5%, due 01/27/25	202,750
200,000	Dominican Republic International Bond, (144A), 6.85%, due 01/27/45 (2)	206,250
200,000	Dominican Republic International Bond, (Reg. S), 5.875%, due 04/18/24 (3)	212,000

	Total Dominican Republic (Cost: $610,673)	621,000

	El Salvador (Cost: $200,000) (0.4%)
200,000	El Salvador Government International Bond, (144A), 6.375%, due 01/18/27 (2)	206,000

	Guatemala (1.0%)
100,000	Agromercantil Senior Trust, (144A), 6.25%, due 04/10/19 (2)	101,950
250,000	Comcel Trust via Comunicaciones Celulares S.A., (Reg. S), 6.875%, due 02/06/24 (3)	260,375
180,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (2)	177,750

	Total Guatemala (Cost: $538,476)	540,075

	Honduras (Cost: $224,000) (0.4%)
200,000	Republic of Honduras, (Reg. S), 8.75%, due 12/16/20 (3)	223,018

	Hungary (1.5%)
300,000	Hungary Government International Bond, 5.375%, due 03/25/24 (6)	342,600
200,000	Hungary Government International Bond, 5.75%, due 11/22/23 (6)	232,906
200,000	Magyar Export-Import Bank Zrt, (144A), 4%, due 01/30/20 (2)	203,000

	Total Hungary (Cost: $709,828)	778,506

	India (2.0%)
INR 15,000,000	Export-Import Bank of India, 8.87%, due 10/30/29	252,402
$200,000	ICICI Bank, Ltd., (Reg. S), 6.375%, due 04/30/22 (3)(4)	207,280
INR 9,500,000	India Government Bond, 7.28%, due 06/03/19	151,988

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	India (Continued)
INR 13,000,000	Power Finance Corp., Ltd., 8.98%, due 10/08/24	$217,206
$200,000	Reliance Industries, Ltd., (144A), 4.125%, due 01/28/25 (2)	203,400

	Total India (Cost: $1,016,680)	1,032,276

	Indonesia (3.0%)
200,000	Indonesia Government International Bond, (144A), 5.125%, due 01/15/45 (2)	212,400
200,000	Indonesia Government International Bond, (Reg. S), 5.25%, due 01/17/42 (3)	212,260
IDR 1,500,000,000	Indonesia Treasury Bond, 5.625%, due 05/15/23	108,822
$200,000	Pelabuhan Indonesia III PT, (144A), 4.875%, due 10/01/24 (2)(6)	209,088
200,000	Pertamina Persero PT, (Reg. S), 5.625%, due 05/20/43 (3)	197,512
200,000	Pertamina Persero PT, (Reg. S), 6%, due 05/03/42 (3)	205,589
200,000	Perusahaan Gas Negara Persero Tbk PT, (144A), 5.125%, due 05/16/24 (2)	210,760
200,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.35%, due 09/10/24 (2)	205,100

	Total Indonesia (Cost: $1,493,090)	1,561,531

	Israel (1.7%)
250,000	Delek & Avner Tamar Bond, Ltd., (144A), 5.412%, due 12/30/25 (2)	250,312
400,000	Israel Electric Corp., Ltd., (144A), 5%, due 11/12/24 (2)	406,000
200,000	Israel Electric Corp., Ltd., (144A), 6.875%, due 06/21/23 (2)	229,000

	Total Israel (Cost: $869,016)	885,312

	Mexico (5.7%)
250,000	BBVA Bancomer S.A., (144A), 4.375%, due 04/10/24 (2)	257,975
168,000	BBVA Bancomer S.A., (144A), 6.75%, due 09/30/22 (2)	189,840
200,000	Cemex S.A.B. de C.V., (144A), 6.5%, due 12/10/19 (2)	202,500
200,000	Cemex S.A.B. de C.V., (Reg. S), 7.25%, due 01/15/21 (3)	207,380
250,000	Gruma S.A.B. de C.V., (144A), 4.875%, due 12/01/24 (2)	263,275
MXN 2,750,000	Mexican BONOS Government Bond, 8%, due 12/07/23	220,052
$200,000	Mexichem S.A.B. de C.V., (144A), 5.875%, due 09/17/44 (2)	195,700
700,000	Mexico Government International Bond, 3.6%, due 01/30/25 (6)	722,750
650,000	Mexico Government International Bond, 4.6%, due 01/23/46	697,125

	Total Mexico (Cost: $2,884,018)	2,956,597

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Pakistan (Cost: $199,000) (0.4%)
$200,000	Pakistan Government International Bond, (144A), 8.25%, due 04/15/24 (2)	$207,000

	Panama (1.4%)
200,000	Global Bank Corp., (144A), 4.75%, due 10/05/17 (2)	204,800
250,000	Global Bank Corp., (144A), 5.125%, due 10/30/19 (2)	256,575
250,000	Panama Government International Bond, 4%, due 09/22/24 (6)	264,375

	Total Panama (Cost: $702,030)	725,750

	Paraguay (1.0%)
150,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (2)	154,500
150,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (2)	158,807
200,000	Republic of Paraguay, (Reg. S), 6.1%, due 08/11/44 (3)	221,500

	Total Paraguay (Cost: $518,614)	534,807

	Peru (1.5%)
200,000	BBVA Banco Continental S.A., (144A), 5.25%, due 09/22/29 (2)(4)	204,500
250,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29 (2)(4)	258,450
200,000	Fondo MIVIVIENDA S.A., (Reg. S), 3.5%, due 01/31/23 (3)	196,156
PEN 420,000	Peruvian Government International Bond, (144A), 5.7%, due 08/12/24 (2)	140,561

	Total Peru (Cost: $787,459)	799,667

	Philippines (Cost: $483,793) (1.0%)
$475,000	Philippine Government International Bond, 3.95%, due 01/20/40	524,281

	Romania (Cost: $225,236) (0.4%)
200,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24 (3)	226,125

	Russia (Cost: $394,000) (0.7%)
400,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.875%, due 09/16/23 (3)	339,200

	Serbia (Cost: $191,088) (0.4%)
200,000	Republic of Serbia, (Reg. S), 4.875%, due 02/25/20 (3)(6)	205,500

	South Africa (0.8%)
ZAR 2,000,000	South Africa Government Bond, 10.5%, due 12/21/26	217,918
$200,000	South Africa Government International Bond, 4.665%, due 01/17/24	214,250

	Total South Africa (Cost: $433,960)	432,168

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Sri Lanka (Cost: $260,446) (0.5%)
$250,000	Sri Lanka Government International Bond, (Reg. S), 5.875%, due 07/25/22 (3)	$262,188

	Tunisia (Cost: $198,130) (0.4%)
200,000	Banque Centrale de Tunisie S.A., (144A), 5.75%, due 01/30/25 (2)	204,000

	Turkey (3.4%)
700,000	Hazine Mustesarligi Varlik Kiralama AS, (144A), 4.489%, due 11/25/24 (2)	728,000
450,000	Turkey Government International Bond, 3.25%, due 03/23/23	436,500
200,000	Turkey Government International Bond, 4.875%, due 04/16/43	210,230
350,000	Turkey Government International Bond, 5.125%, due 03/25/22	381,500

	Total Turkey (Cost: $1,716,564)	1,756,230

	Ukraine (Cost: $528,104) (0.7%)
575,000	Ukraine Government International Bond, (Reg. S), 6.875%, due 09/23/15 (3)	342,125

	Venezuela (1.1%)
900,000	Petroleos de Venezuela S.A., (Reg. S), 6%, due 11/15/26 (3)(6)	282,420
450,000	Venezuela Government International Bond, (Reg. S), 6%, due 12/09/20 (3)	145,125
100,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (3)	33,000
350,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (3)	115,500

	Total Venezuela (Cost: $1,191,542)	576,045

	Vietnam (Cost: $727,500) (1.4%)
700,000	Vietnam Government International Bond, (144A), 4.8%, due 11/19/24 (2)	740,250

	Total Fixed Income Securities (Cost: $23,451,289) (44.0%)	22,919,236

Number of Shares	Preferred Stock
	Brazil (Cost: $449,711) (0.9%)
81,250	Lojas Americanas S.A., 0.55%	470,694

	India (Cost: $33,301) (0.1%)
2,702,700	Zee Entertainment Enterprises, Ltd., 6%	38,401

	Total Preferred Stock (Cost: $483,012) (1.0%)	509,095

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Brazil (1.6%)
30,200	CCR S.A.	$171,916
4,600	Embraer S.A. (SP ADR)	162,196
19,100	Qualicorp S.A. (7)	188,922
33,350	Raia Drogasil S.A.	321,175

	Total Brazil (Cost: $938,720)	844,209

	China (14.0%)
102,900	AIA Group, Ltd.	596,587
6,115	Alibaba Group Holding, Ltd. (SP ADR) (7)	544,724
2,985	Baidu, Inc. (SP ADR) (7)	650,491
318,976	China Animal Healthcare, Ltd.	214,943
845,000	China Construction Bank Corp. — Class H	677,400
184,500	China Everbright International, Ltd.	271,231
122,000	China Minsheng Banking Corp., Ltd.	147,915
78,320	China Mobile, Ltd.	1,022,511
106,500	China Railway Construction Corp., Ltd. — Class H	121,780
436,000	CT Environmental Group, Ltd. (7)	434,973
330,916	HKT Trust & HKT, Ltd.	433,633
976,000	Industrial & Commercial Bank of China, Ltd. — Class H	697,165
719,400	Sihuan Pharmaceutical Holdings Group, Ltd.	463,054
62,025	Tencent Holdings, Ltd.	1,045,214

	Total China (Cost: $6,365,252)	7,321,621

	Egypt (2.2%)
98,760	Commercial International Bank Egypt SAE	715,362
8,350	Eastern Tobacco	243,128
24,500	ElSwedy Electric Co. (7)	165,145

	Total Egypt (Cost: $835,326)	1,123,635

	India (8.8%)
40,800	Axis Bank, Ltd.	386,265
99,675	Bharti Infratel, Ltd.	600,287
7,370	Cognizant Technology Solutions Corp. (7)	398,938
17,500	Divi’s Laboratories, Ltd.	493,902
4,450	Infosys, Ltd. (SP ADR)	151,656
85,000	ITC, Ltd.	504,390

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	India (Continued)
17,000	Lupin, Ltd.	$433,541
8,400	Maruti Suzuki India, Ltd.	492,117
80,200	State Bank of India	399,309
14,000	Torrent Pharmaceuticals, Ltd.	245,906
83,700	Zee Entertainment Enterprises, Ltd.	508,937

	Total India (Cost: $3,570,077)	4,615,248

	Indonesia (Cost: $307,798) (0.6%)
4,630,000	Multipolar Tbk PT	307,254

	Japan (Cost: $229,828) (0.4%)
1,345	FANUC Corp.	225,811

	Kenya (Cost: $361,886) (0.9%)
2,973,000	Safari.com, Ltd.	462,250

	Malaysia (Cost: $431,173) (0.8%)
110,500	Tenaga Nasional BHD	440,732

	Mexico (2.2%)
156,600	Corp. Inmobiliaria Vesta S.A.B. de C.V.	303,306
2,800	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR) (7)	233,968
46,700	Grupo Financiero Banorte S.A.B. de C.V.	238,069
11,200	Grupo Televisa S.A.B. de C.V. (SP ADR)	365,232

	Total Mexico (Cost: $1,278,650)	1,140,575

	Panama (Cost: $240,880) (0.3%)
1,550	Copa Holdings S.A.	166,640

	Peru (Cost: $227,487) (0.5%)
1,740	Credicorp, Ltd.	250,769

	Philippines (Cost: $534,791) (1.2%)
29,660	SM Investments Corp.	623,597

	Russia (1.0%)
4,000	Magnit PJSC (GDR)	152,800
9,750	MMC Norilsk Nickel OJSC (ADR)	160,875
125,352	Sberbank of Russia	109,885
6,665	Yandex N.V. (7)	99,242

	Total Russia (Cost: $892,924)	522,802

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	South Africa (3.5%)
19,360	Aspen Pharmacare Holdings, Ltd. (7)	$725,796
13,369	Brait SE (7)	88,413
4,100	Naspers, Ltd. — N Shares	592,186
25,300	Shoprite Holdings, Ltd.	400,415

	Total South Africa (Cost: $1,344,061)	1,806,810

	South Korea (5.6%)
1,860	Hyundai Mobis	420,486
12,580	KB Financial Group, Inc.	422,603
952	Samsung Electronics Co., Ltd.	1,181,811
8,830	Shinhan Financial Group Co., Ltd.	360,515
6,000	SK Telecom Co., Ltd. (SP ADR)	172,500
31,000	Wonik IPS Co., Ltd. (7)	378,797

	Total South Korea (Cost: $2,955,249)	2,936,712

	Taiwan (5.0%)
31,223	Advantech Co., Ltd.	233,138
342,170	Cathay Financial Holding Co., Ltd.	489,998
118,000	Chailease Holding Co., Ltd.	278,518
7,417	Hermes Microvision, Inc.	350,212
12,500	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	283,875
216,000	Taiwan Semiconductor Manufacturing Co., Ltd.	949,888

	Total Taiwan (Cost: $2,333,400)	2,585,629

	Turkey (2.1%)
74,500	Akbank TAS	272,203
151,500	Turkiye Garanti Bankasi A.S.	638,893
30,000	Turkiye Halk Bankasi A.S.	193,198

	Total Turkey (Cost: $1,063,202)	1,104,294

	United Arab Emirates (Cost: $181,196) (0.4%)
430,500	Air Arabia PJSC	194,316

	Total Common Stocks (Cost: $24,091,900) (51.1%)	26,672,904

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Participation Notes	Value
	Saudi Arabia (0.7%)
10,250	Al Mouwasat Medical Services (HSBC) (expires 4/13/15)	$341,207

	Total Participation Notes (Cost: $284,555) (0.7%)	341,207

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $909,440) (1.7%)
$909,440	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $925,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $928,469) (Total Amount to be Received Upon Repurchase $909,440)	909,440

	Total Investments (Cost: $49,220,196) (98.5%)	51,351,882
	Excess of Other Assets over Liabilities (1.5%)	797,860

	Total Net Assets (100.0%)	$52,149,742

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Bank of America	TRY	449,000	02/27/15	$192,621	$183,059	$(9,562)

				$192,621	$183,059	$(9,562)

SELL (9)
Bank of America	BRL	645,250	02/25/15	$250,000	$238,927	$11,073
Bank of America	EUR	169,242	03/09/15	210,000	191,037	18,963
Bank of America	EUR	170,708	03/11/15	212,000	192,695	19,305
Bank of America	EUR	177,369	04/28/15	200,000	200,306	(306)
Bank of America	HUF	52,565,100	03/10/15	210,000	190,587	19,413
Bank of America	HUF	28,150,720	04/14/15	104,000	101,964	2,036
Bank of America	JPY	25,205,082	03/11/15	212,000	214,659	(2,659)
Bank of America	JPY	24,529,155	04/16/15	210,000	209,001	999
Bank of America	SGD	296,530	03/03/15	227,000	218,998	8,002
Bank of America	TRY	449,000	02/27/15	200,000	183,059	16,941
Bank of America	TRY	576,455	04/30/15	235,000	232,215	2,785

				$2,270,000	$2,173,448	$96,552

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Cross Currency Forwards
Counterparty	Contracts to Deliver/ Units of Currency	Settlement Date	Contracts to Receive/ Units of Currency	Unrealized Appreciation
Bank of America	INR 26,405,650	04/20/15	EUR 427,047	$7,389

				$7,389

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
JPY	-	Japanese Yen.
MXN	-	Mexican Peso.
PEN	-	Peruvian Nouveau Sol.
TRY	-	New Turkish Lira.
ZAR	-	South African Rand.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
OJSC	-	Open Joint-Stock Company.
PJSC	-	Private Joint-Stock Company.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $9,946,380 or 19.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2015, the value of these securities amounted to $4,848,911 or 9.3% of net assets.

(4)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2015.

(5)		Perpetual Maturity.

(6)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments.

(7)		Non-income producing security.

(8)		Fund buys foreign currency, sells U.S. Dollar.

(9)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Aerospace/Defense	0.3%
Agriculture	1.5
Airlines	1.1
Auto Manufacturers	0.9
Auto Parts & Equipment	0.8
Banks	15.7
Beverages	0.4
Building Materials	0.8
Chemicals	0.4
Commercial Services	0.7
Computers	1.6
Diversified Financial Services	4.4
Electric	2.5
Electrical Compo&Equip	1.0
Engineering & Construction	0.2
Environmental Control	1.3
Food	1.6
Foreign Government Bonds	24.4
Gas	0.8
Government Regional/Local	0.8
Healthcare-Products	1.4
Healthcare-Services	0.7
Insurance	2.0
Internet	5.4
Machinery-Diversified	0.4
Media	2.9
Mining	0.3
Oil & Gas	3.2
Pharmaceuticals	3.5
Real Estate	1.1
Retail	3.3
Semiconductors	5.4
Telecommunications	5.6
Transportation	0.4
Short-Term Investments	1.7

Total	98.5%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	January 31, 2015

Country	Percentage of Net Assets
Argentina	0.8%
Bahrain	0.4
Belarus	0.2
Brazil	5.9
Chile	2.0
China	16.6
Colombia	2.2
Costa Rica	0.4
Dominican Republic	1.2
Egypt	2.2
El Salvador	0.4
Guatemala	1.0
Honduras	0.4
Hungary	1.5
India	10.9
Indonesia	3.6
Israel	1.7
Japan	0.4
Kenya	0.9
Malaysia	0.8
Mexico	7.9
Pakistan	0.4
Panama	1.7
Paraguay	1.0
Peru	2.0
Philippines	2.2
Romania	0.4
Russia	1.7
Saudi Arabia	0.7
Serbia	0.4
South Africa	4.3
South Korea	5.6
Sri Lanka	0.5
Taiwan	5.0
Tunisia	0.4
Turkey	5.5
Ukraine	0.7
United Arab Emirates	0.4
United States	1.7
Venezuela	1.1
Vietnam	1.4

Total	98.5%

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Australia (5.3% of Net Assets)
10,303	Scentre Group	$30,283
3,983	Westfield Corp.	30,393

	Total Australia (Cost: $58,713)	60,676

	China (3.4%)
4,000	China Overseas Land & Investment, Ltd.	11,609
4,000	Link REIT (The)	27,184

	Total China (Cost: $37,359)	38,793

	France (5.8%)
590	Klepierre	27,726
135	Unibail — Rodamco SE	37,972

	Total France (Cost: $62,353)	65,698

	Germany (Cost: $17,664) (1.7%)
738	Deutsche Wohnen AG	19,144

	Japan (12.9%)
2,000	Mitsubishi Estate Co., Ltd.	40,230
2,000	Mitsui Fudosan Co., Ltd.	50,548
18	Mori Hills REIT Investment Corp.	25,440
13	Nippon Prologis REIT, Inc.	30,599

	Total Japan (Cost: $152,379)	146,817

	Singapore (Cost: $25,953) (2.1%)
13,068	Global Logistic Properties, Ltd.	24,377

	United Kingdom (Cost: $21,455) (1.9%)
1,758	British Land Co. PLC (The)	21,845

	United States (49.4%)
863	American Capital Agency Corp.	18,598
136	AvalonBay Communities, Inc.	23,527
145	Boston Properties, Inc.	20,126
9,165	Chimera Investment Corp.	28,778
1,126	Colony Financial, Inc.	28,206
363	Digital Realty Trust, Inc.	26,477
308	Equity Residential	23,904
734	First Industrial Realty Trust, Inc.	15,950
905	Gaming and Leisure Properties, Inc.	29,530
831	General Growth Properties, Inc.	25,080
540	HCP, Inc.	25,537

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	United States (Continued)
138	Health Care REIT, Inc.	$11,309
708	Hospitality Properties Trust	23,074
812	Host Hotels & Resorts, Inc.	18,587
263	Lennar Corp.	11,811
366	Macerich Co. (The)	31,480
1,270	MDC Holdings, Inc.	31,750
2,637	MFA Financial, Inc.	20,674
508	Prologis, Inc.	22,931
8	Public Storage	1,607
78	Simon Property Group, Inc.	15,495
922	Toll Brothers, Inc. (1)	31,920
2,120	Two Harbors Investment Corp.	21,878
121	Urban Edge Properties (1)	2,872
313	Ventas, Inc.	24,980
242	Vornado Realty Trust	26,726

	Total United States (Cost: $544,689)	562,807

	Total Common Stock (Cost: $920,565) (82.5%)	940,157

	Preferred Stock
	United States (4.0%)
876	NorthStar Realty Finance Corp., 8.75%	22,960
866	Public Storage, 6%	22,369

	Total United States (Cost: $44,435)	45,329

	Total Preferred Stock (Cost: $44,435) (4.0%)	45,329

Contracts	Purchased Options
	United States (0.0%)
600	SPDR Dow Jones REIT ETF, Put, Strike Price 86, Expires 04/17/15	390

	Total Purchased Options (Cost: $1,206)	390

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $104,207) (9.1%)
$104,207	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $110,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $110,413 (Total Amount to be Received Upon Repurchase $104,207)	104,207

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	January 31, 2015

Total Investments (Cost: $1,070,413) (95.6%)	1,090,083
Excess of Other Assets over Liabilities (4.4%)	50,280

Total Net Assets (100.0%)	$1,140,363

Written Options — Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
100	Avalonbay Communities, Inc., Call, Strike Price 175, Expires 02/20/15	$(186)	$(250)
100	Boston Properties, Inc., Call, Strike Price 140.50, Expires 02/20/15	(139)	(318)
100	Equity Residential, Call, Strike Price 75, Expires 02/20/15	(186)	(345)
400	General Growth Properties, Inc., Call, Strike Price 30, Expires 02/20/15	(238)	(332)
200	HCP, Inc., Call, Strike Price 47.5, Expires 02/20/15	(129)	(120)
100	Vornado Realty Trust, Call, Strike Price 120, Expires 02/20/15	(364)	(410)

	Total Written Options	$(1,242)	$(1,775)

Notes to the Schedule of Investments:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Household Durables	6.6%
REIT	67.1
Real Estate	5.2
Real Estate Management & Development	7.6
Short-Term Investments	9.1

Total	95.6%

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (4.6% of Net Assets)
10,336	BE Aerospace, Inc. (1)	$602,898
7,948	HEICO Corp.	482,285

	Total Aerospace & Defense	1,085,183

	Airlines (1.9%)
6,115	Spirit Airlines, Inc. (1)	453,366

	Auto Components (2.0%)
8,787	BorgWarner, Inc.	474,586

	Beverages (8.7%)
2,238	Boston Beer Co., Inc. (1)	703,896
5,551	Constellation Brands, Inc. (1)	613,108
6,300	Monster Beverage Corp. (1)	736,785

	Total Beverages	2,053,789

	Biotechnology (1.9%)
4,500	BioMarin Pharmaceutical, Inc. (1)	437,220

	Capital Markets (2.1%)
28,400	WisdomTree Investments, Inc.	494,728

	Diversified Consumer Services (1.9%)
6,000	MarketAxess Holdings, Inc.	455,820

	Electrical Equipment (1.9%)
4,047	Rockwell Automation, Inc.	440,799

	Energy Equipment & Services (2.2%)
5,727	Core Laboratories N.V. (Netherlands)	531,179

	Food & Staples Retailing (1.9%)
5,566	Pricesmart, Inc.	455,188

	Food Products (5.2%)
14,164	Hain Celestial Group, Inc. (The) (1)	747,434
14,549	WhiteWave Foods Co. (The) (1)	479,681

	Total Food Products	1,227,115

	Health Care Equipment & Supplies (3.5%)
1,700	Intuitive Surgical, Inc. (1)	840,616

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Health Care Providers & Services (0.2%)
1,372	Premier, Inc. (1)	$44,590

	Health Care Technology (4.8%)
3,354	athenahealth, Inc. (1)	468,587
10,200	Cerner Corp. (1)	676,770

	Total Health Care Technology	1,145,357

	Hotels, Restaurants & Leisure (4.1%)
18,263	Hilton Worldwide Holdings, Inc. (1)	474,290
3,400	Wynn Resorts, Ltd.	503,030

	Total Hotels, Restaurants & Leisure	977,320

	Internet & Catalog Retail (1.8%)
6,500	TripAdvisor, Inc. (1)	435,565

	Internet Software & Services (6.6%)
14,300	Cornerstone OnDemand, Inc. (1)	471,185
2,105	LinkedIn Corp. (1)	473,078
16,379	Twitter, Inc. (1)	614,704

	Total Internet Software & Services	1,558,967

	Leisure Products (1.6%)
2,602	Polaris Industries, Inc.	376,223

	Life Sciences Tools & Services (1.6%)
1,941	Illumina, Inc. (1)	378,864

	Machinery (8.1%)
3,399	Cummins, Inc.	474,025
6,508	Graco, Inc.	463,630
5,551	Middleby Corp. (The) (1)	527,456
5,523	Wabtec Corp.	460,894

	Total Machinery	1,926,005

	Pharmaceuticals (2.4%)
4,269	Salix Pharmaceuticals, Ltd. (1)	574,906

	Road & Rail (1.9%)
4,156	Kansas City Southern	457,534

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (3.0%)
7,283	ARM Holdings PLC (United Kingdom) (SP ADR)	$341,136
19,400	NVIDIA Corp.	372,577

	Total Semiconductors & Semiconductor Equipment	713,713

	Software (14.1%)
6,500	ANSYS, Inc. (1)	524,355
20,344	FireEye, Inc. (1)	687,831
10,995	Mobileye N.V. (Netherlands) (1)	433,093
10,008	ServiceNow, Inc. (1)	729,583
8,485	Splunk, Inc. (1)	438,250
6,781	Workday, Inc. (1)	538,818

	Total Software	3,351,930

	Specialty Retail (4.6%)
4,357	CarMax, Inc. (1)	270,570
15,887	Dick’s Sporting Goods, Inc.	820,563

	Total Specialty Retail	1,091,133

	Textiles, Apparel & Luxury Goods (5.3%)
17,258	Kate Spade & Co. (1)	544,145
8,285	Under Armour, Inc. (1)	597,183
4,714	Vince Holding Corp. (1)	110,543

	Total Textiles, Apparel & Luxury Goods	1,251,871

	Total Common Stock (Cost: $16,561,124) (97.9%)	23,233,567

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $601,422) (2.5%)
$601,422	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $615,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $617,306) (Total Amount to be Received Upon Repurchase $601,422)	601,422

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Total Investments (Cost: $17,162,546) (100.4%)	23,834,989
Liabilities in Excess of Other Assets (-0.4%)	(104,403)

Net Assets (100.0%)	$23,730,586

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	4.6%
Airlines	1.9
Auto Components	2.0
Beverages	8.7
Biotechnology	1.9
Capital Markets	2.1
Diversified Consumer Services	1.9
Electrical Equipment	1.9
Energy Equipment & Services	2.2
Food & Staples Retailing	1.9
Food Products	5.2
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	0.2
Health Care Technology	4.8
Hotels, Restaurants & Leisure	4.1
Internet & Catalog Retail	1.8
Internet Software & Services	6.6
Leisure Products	1.6
Life Sciences Tools & Services	1.6
Machinery	8.1
Pharmaceuticals	2.4
Road & Rail	1.9
Semiconductors & Semiconductor Equipment	3.0
Software	14.1
Specialty Retail	4.6
Textiles, Apparel & Luxury Goods	5.3
Short-Term Investments	2.5

Total	100.4%

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Airlines (1.0% of Net Assets)
155	Copa Holdings S.A. (Panama)	$16,664

	Banks (7.9%)
670	M&T Bank Corp.	75,817
1,140	Wells Fargo & Co.	59,189

	Total Banks	135,006

	Beverages (3.9%)
1,625	Coca-Cola Co. (The)	66,901

	Capital Markets (7.7%)
5,380	Ares Capital Corp.	89,577
2,435	TPG Specialty Lending, Inc.	42,564

	Total Capital Markets	132,141

	Chemicals (1.2%)
970	Tronox, Ltd.	20,506

	Commercial Services & Supplies (2.0%)
655	Waste Management, Inc.	33,687

	Communications Equipment (2.2%)
615	QUALCOMM, Inc.	38,413

	Diversified Telecommunication Services (4.1%)
445	Cogent Communications Group, Inc.	16,492
1,170	Verizon Communications, Inc.	53,480

	Total Diversified Telecommunication Services	69,972

	Energy Equipment & Services (1.5%)
915	Ensco PLC (United Kingdom)	25,657

	Food & Staples Retailing (1.0%)
200	Wal-Mart Stores, Inc.	16,996

	Hotels, Restaurants & Leisure (1.1%)
210	McDonald’s Corp.	19,412

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Household Durables (5.5%)
3,755	MDC Holdings, Inc.	$93,875

	Independent Power and Renewable Electricity Producers (2.0%)
1,140	Pattern Energy Group, Inc.	33,311

	IT Services (3.4%)
380	International Business Machines Corp.	58,258

	Media (2.1%)
2,450	National CineMedia, Inc.	35,280

	Multiline Retail (1.4%)
335	Target Corp.	24,659

	Oil, Gas & Consumable Fuels (9.8%)
460	Chevron Corp.	47,164
680	Exxon Mobil Corp.	59,445
1,400	Williams Companies, Inc. (The)	61,404

	Total Oil, Gas & Consumable Fuels	168,013

	Pharmaceuticals (5.9%)
260	AbbVie, Inc.	15,691
315	Merck & Co., Inc.	18,988
590	Teva Pharmaceutical Industries, Ltd. (Israel) (SP ADR)	33,547
2,825	Theravance, Inc.	31,838

	Total Pharmaceuticals	100,064

	REIT (14.8%)
2,720	Colony Financial, Inc.	68,136
2,195	Gaming and Leisure Properties, Inc.	71,623
610	Lamar Advertising Co.	34,172
7,620	Two Harbors Investment Corp.	78,639

	Total REIT	252,570

	Road & Rail (0.8%)
115	Union Pacific Corp.	13,479

	Software (1.3%)
545	Microsoft Corp.	22,018

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Technology Hardware, Storage & Peripherals (2.6%)
380	Apple, Inc.	$44,521

	Tobacco (1.3%)
420	Altria Group, Inc.	22,302

	Total Common Stock (Cost: $1,482,019) (84.5%)	1,443,705

	Preferred Stock
	Banks (3.6%)
2,060	Wells Fargo & Co., 8%	60,441

	REIT (5.7%)
1,325	NorthStar Realty Finance Corp., 8.75%	34,728
2,480	Public Storage, 5.75%	63,240

	Total REIT	97,968

	Total Preferred Stock (Cost: $154,959) (9.3%)	158,409

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $57,943) (3.4%)
$57,943	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $60,000 U.S. Treasury Note, 1%, due 5/31/18 valued at $60,225) (Total Amount to be Received Upon Repurchase $57,943)	57,943

	Total Investments (Cost: $1,694,921) (97.2%)	1,660,057
	Excess of Other Assets over Liabilities (2.8%)	48,557

	Net Assets (100.0%)	$1,708,614

Written Options- Exchange Traded
Number of Contracts	Description	Premiums (Received)	Value
300	Altria Group, Inc., Call, Strike Price 54.5, Expires 02/20/15	$(205)	$(102)
100	Copa Holdings S.A., Call, Strike Price 115, Expires 03/20/15	(497)	(255)
300	Apple, Inc., Call, Strike Price 125, Expires 03/20/15	(669)	(552)
100	Union Pacific Corp., Call, Strike Price 120, Expires 03/20/15	(159)	(269)

	Total Written Options	$(1,530)	$(1,178)

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to Schedule of Investments.

TCW High Dividend Equities Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Airlines	1.0%
Banks	11.5
Beverages	3.9
Capital Markets	7.7
Chemicals	1.2
Commercial Services & Supplies	2.0
Communications Equipment	2.2
Diversified Telecommunication Services	4.1
Energy Equipment & Services	1.5
Food & Staples Retailing	1.0
Hotels, Restaurants & Leisure	1.1
Household Durables	5.5
Independent Power and Renewable Electricity Producers	2.0
IT Services	3.4
Media	2.1
Multiline Retail	1.4
Oil, Gas & Consumable Fuels	9.8
Pharmaceuticals	5.9
REIT	20.5
Road & Rail	0.8
Software	1.3
Technology Hardware, Storage & Peripherals	2.6
Tobacco	1.3
Short-Term Investments	3.4

Total	97.2%

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Burkina Faso (Cost: $24,553) (1.1% of Net Assets)
8,000	SEMAFO, Inc. (1)	$28,077

	Canada (11.7%)
800	Agnico Eagle Mines, Ltd.	26,976
1,200	Alaris Royalty Corp.	31,515
800	Amaya, Inc. (1)	20,771
14,000	B2Gold Corp. (1)	27,604
5,000	Centerra Gold, Inc.	30,048
1,000	Franco-Nevada Corp.	57,600
1,200	Goldcorp, Inc.	28,836
6,500	Nevsun Resources, Ltd.	22,505
700	Potash Corp. of Saskatchewan, Inc.	25,578
1,500	Silver Wheaton Corp.	34,455

	Total Canada (Cost: $288,303)	305,888

	China (17.8%)
150	Baidu, Inc. (SP ADR) (1)	32,688
40,000	China Animal Healthcare, Ltd.	26,954
16,000	China Gas Holdings, Ltd.	24,808
7,000	China Life Insurance Co., Ltd. — Class H	27,166
17,000	China Medical System Holdings, Ltd.	29,356
12,000	China Merchants Bank Co., Ltd. — Class H	26,811
55,000	Chongqing Rural Commercial Bank Co., Ltd.	33,732
20,000	Chow Tai Fook Jewellery Group, Ltd.	26,460
600	Ctrip.com International, Ltd. (ADR) (1)	28,533
20,000	Fosun International, Ltd.	28,031
1,500	Hong Kong Exchanges & Clearing, Ltd.	34,518
12,000	PICC Property & Casualty Co., Ltd.	23,401
3,000	Ping An Insurance Group Co. of China, Ltd. — Class H	31,735
8,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	29,129
25,000	Travelsky Technology, Ltd. — Class H	26,438
500	YY, Inc. (ADR) (1)	35,990

	Total China (Cost: $460,582)	465,750

	Egypt (Cost: $28,215) (1.4%)
5,000	Commercial International Bank Egypt SAE	36,217

	India (24.0%)
6,000	Adani Ports and Special Economic Zone, Ltd.	32,771
3,000	Asian Paints, Ltd.	41,509
4,000	Axis Bank, Ltd.	37,869

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	India (Continued)
600	Bajaj Finance, Ltd.	$39,177
1,500	Britannia Industries, Ltd.	45,814
1,000	Cadila Healthcare, Ltd.	26,479
800	Container Corp. of India	18,123
2,000	Cummins India, Ltd.	28,715
500	Hero MotoCorp, Ltd.	23,115
1,500	Housing Development Finance Corp.	30,807
3,000	ICICI Bank, Ltd. (SP ADR)	36,030
4,000	Indiabulls Housing Finance, Ltd.	37,960
2,000	Kotak Mahindra Bank, Ltd.	42,436
2,000	Motherson Sumi Systems, Ltd.	14,551
2,000	National Buildings Construction Corp., Ltd.	28,317
12,000	Power Grid Corp. of India, Ltd.	28,607
5,500	Rural Electrification Corp., Ltd.	29,401
280	Shree Cement, Ltd.	49,647
6,000	Zee Entertainment Enterprises, Ltd.	36,483

	Total India (Cost: $458,955)	627,811

	Indonesia (2.2%)
30,000	Bank Central Asia Tbk PT	31,498
21,000	Matahari Department Store Tbk PT	25,648

	Total Indonesia (Cost: $54,377)	57,146

	Israel (1.9%)
3,000	Plus500, Ltd.	25,538
150	Taro Pharmaceutical Industries, Ltd. (1)	24,975

	Total Israel (Cost: $49,627)	50,513

	Japan (11.5%)
3,000	F@N Communications, Inc.	33,754
200	FANUC Corp.	33,578
2,000	Financial Products Group Co., Ltd.	28,217
1,400	GMO Payment Gateway, Inc.	24,269
15,000	Ichigo Group Holdings Co., Ltd.	30,843
3,000	Infomart Corp.	25,595
1,000	Japan Exchange Group, Inc.	23,263
2,000	M3, Inc.	40,219
2,000	Rakuten, Inc. (1)	27,680

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Japan (Continued)
3,000	SBI Holdings, Inc.	$32,047

	Total Japan (Cost: $321,539)	299,465

	Malaysia (Cost: $28,529) (1.1%)
7,000	Tenaga Nasional BHD	27,920

	Mexico (Cost: $35,611) (1.6%)
3,000	Fresnillo PLC	40,407

	Norway (2.2%)
2,000	Opera Software ASA	26,410
500	Schibsted ASA	32,107

	Total Norway (Cost: $60,058)	58,517

	Philippines (2.5%)
2,000	Ayala Corp.	32,863
1,500	SM Investments Corp.	31,537

	Total Philippines (Cost: $54,489)	64,400

	South Africa (Cost: $24,577) (0.9%)
2,600	Coronation Fund Managers, Ltd.	23,038

	South Korea (4.0%)
200	Daum Kakao Corp.	27,787
40	NAVER Corp.	25,927
20	Samsung Electronics Co., Ltd.	24,828
600	SK Hynix, Inc. (1)	25,917

	Total South Korea (Cost: $104,113)	104,459

	Sweden (Cost: $31,423) (1.2%)
1,000	Net Entertainment NE AB (1)	31,692

	Thailand (Cost: $29,477) (1.0%)
4,000	Kasikornbank PCL Class C	27,063

	Turkey (2.4%)
7,000	Turkiye Garanti Bankasi A.S.	29,520
4,000	Ulker Biskuvi Sanayi AS	31,736

	Total Turkey (Cost: $60,775)	61,256

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	United Kingdom (4.8%)
30,000	Centamin PLC	$30,221
6,000	Optimal Payments PLC (1)	30,963
3,000	Playtech, Ltd.	30,447
400	Randgold Resources, Ltd. (ADR)	34,104

	Total United Kingdom (Cost: $96,710)	125,735

	United States (2.4%)
500	Royal Gold, Inc.	36,230
2,000	Tahoe Resources, Inc. (1)	27,351

	Total United States (Cost: $66,977)	63,581

	Total Common Stock (Cost: $2,278,890) (95.7%)	2,498,935

	Exchange-Traded Funds
	China (Cost: $30,094) (1.2%)
20,000	iShares Asia Trust — iShares FTSE A50 China Index ETF	31,367

	Total Exchange-Traded Funds (Cost: $30,094) (1.2%)	31,367

	Preferred Stock
	India (Cost: $1,532) (0.1%)
168,000	Zee Entertainment Enterprises, Ltd., 6%	2,387

	Total Preferred Stock (Cost: $1,532) (0.1%)	2,387

	Warrants
	Sri Lanka (0.0%)
769	John Keells Holdings PLC, Strike Price LKR 185, Expires 11/12/15 (1)	305
769	John Keells Holdings PLC, Strike Price LKR 195, Expires 11/11/16 (1)	336

	Total Sri Lanka (Cost: $0)	641

	Total Warrants (Cost: $0) (0.0%)	641

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2015

Total Investments (Cost: $2,310,516) (97.0%)	2,533,330
Excess of Other Assets over Liabilities (3.0%)	77,880

Total Net Assets (100.0%)	$2,611,210

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation
BUY (2)
Bank of America	JPY	14,100,000	09/24/15	$119,709	$120,435	$726

				$119,709	$120,435	$726

SELL (3)
Bank of America	CAD	498,480	12/09/15	$420,000	$392,152	$27,848
Bank of America	JPY	68,044,515	09/24/15	630,000	581,201	48,799
Bank of America	JPY	5,069,034	11/07/16	45,000	43,921	1,079

				$1,095,000	$1,017,274	$77,726

Notes to the Schedule of Investments:

CAD	-	Canadian Dollar.
JPY	-	Japanese Yen.
LKR	-	Sri Lankan Rupee.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF	-	Exchange Traded Fund.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Fund buys foreign currency, sells U.S. Dollar.

(3)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Auto Components	0.6%
Automobiles	0.9
Banks	9.9
Capital Markets	4.5
Chemicals	2.6
Construction & Engineering	1.1
Construction Materials	1.9
Consumer Finance	1.5
Diversified Financial Services	8.3
Electric Utilities	2.2
Exchange-Traded Fund (ETF)	1.2
Food Products	2.9
Gas Utilities	1.0
Health Care Technology	1.5
Hotels, Restaurants & Leisure	1.9
Industrial Conglomerates	1.2
Insurance	3.1
Internet & Catalog Retail	1.1
Internet Software & Services	9.3
IT Services	3.1
Machinery	2.4
Media	2.7
Metals & Mining	17.3
Multiline Retail	1.0
Pharmaceuticals	5.1
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	1.0
Software	1.2
Specialty Retail	1.0
Technology Hardware, Storage & Peripherals	0.9
Thrifts & Mortgage Finance	2.6
Transportation Infrastructure	1.3

Total	97.0%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Australia (4.0% of Net Assets)
800,000	Lucapa Diamond Co., Ltd. (1)	$159,073
400,000	Northern Star Resources, Ltd.	578,894
300,000	TFS Corp., Ltd.	341,899

	Total Australia (Cost: $1,106,128)	1,079,866

	Burkina Faso (Cost: $598,415) (2.6%)
200,000	SEMAFO, Inc. (1)	701,920

	Canada (15.2%)
50,000	Alamos Gold, Inc.	267,361
17,000	Alaris Royalty Corp.	446,469
15,000	Amaya, Inc. (1)	389,447
100,000	AuRico Gold, Inc.	394,000
300,000	B2Gold Corp. (1)	591,506
75,000	Centerra Gold, Inc.	450,728
110,000	Nevsun Resources, Ltd.	380,851
200,000	Rio Alto Mining, Ltd. (1)	572,578
1,100,000	Teranga Gold Corp. (1)	546,551

	Total Canada (Cost: $4,441,445)	4,039,491

	China (5.7%)
450,000	Boer Power Holdings, Ltd.	490,178
475,000	China Animal Healthcare, Ltd.	320,080
400,000	Travelsky Technology, Ltd. — Class H	423,016
4,000	YY, Inc. (ADR) (1)	287,920

	Total China (Cost: $1,680,690)	1,521,194

	Germany (Cost: $374,447) (1.8%)
4,000	XING AG	487,715

	India (27.2%)
25,000	Bata India, Ltd.	572,292
30,000	BEML, Ltd.	435,682
20,000	Britannia Industries, Ltd.	610,851
80,000	Capital First, Ltd.	517,630
400,000	City Union Bank, Ltd.	600,993
15,000	CRISIL, Ltd.	507,871
450,000	DCB Bank, Ltd. (1)	856,534

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	India (Continued)
200,000	Federal Bank, Ltd.	$455,645
70,000	Indiabulls Housing Finance, Ltd.	664,302
35,000	Kajaria Ceramics, Ltd.	413,660
40,000	National Buildings Construction Corp., Ltd.	566,345
300,000	PTC India, Ltd.	481,529
75,000	Tree House Education and Accessories, Ltd.	564,301

	Total India (Cost: $5,819,858)	7,247,635

	Indonesia (Cost: $566,202) (2.4%)
5,000,000	Summarecon Agung Tbk PT	646,398

	Israel (Cost: $501,709) (1.9%)
60,000	Plus500, Ltd.	510,763

	Japan (17.7%)
65,000	Benefit One, Inc.	689,159
40,000	F@N Communications, Inc.	450,049
40,000	Financial Products Group Co., Ltd.	564,344
28,000	GMO Payment Gateway, Inc.	485,374
500,000	Ichigo Group Holdings Co., Ltd.	1,028,084
70,000	Infomart Corp.	597,209
55,000	Sun Frontier Fudousan Co., Ltd.	427,314
70,000	Tokai Tokyo Financial Holdings, Inc.	464,086

	Total Japan (Cost: $4,909,077)	4,705,619

	Norway (2.9%)
45,000	Nordic Semiconductor ASA (1)	309,785
35,000	Opera Software ASA	462,186

	Total Norway (Cost: $730,434)	771,971

	South Africa (Cost: $129,990) (0.5%)
13,538	Famous Brands, Ltd.	129,025

	South Korea (Cost: $448,322) (1.8%)
3,000	Com2uSCorp (1)	483,724

	Sweden (2.9%)
13,000	Net Entertainment NE AB (1)	411,992

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Sweden (Continued)
3,413,918	TrustBuddy International AB (1)	$350,782

	Total Sweden (Cost: $1,333,410)	762,774

	United Kingdom (4.0%)
600,000	Centamin PLC (1)	604,412
90,000	Optimal Payments PLC (1)	464,450

	Total United Kingdom (Cost: $739,516)	1,068,862

	United States (4.0%)
8,000	Royal Gold, Inc.	579,680
35,000	Tahoe Resources, Inc. (1)	478,647

	Total United States (Cost: $1,139,599)	1,058,327

	Total Common Stock (Cost: $24,519,242) (94.6%)	25,215,284

	Exchange-Traded Funds
	China (Cost: $526,647) (2.1%)
350,000	iShares Asia Trust — iShares FTSE A50 China Index ETF	548,924

	Total Exchange-Traded Funds (Cost: $526,647) (2.1%)	548,924

	Warrants
	British Virgin Islands (Cost: $0.0) (0.0%)
625,000	Petro-Victory Energy Corp., Strike Price CAD 0.50, Expires 07/22/16 (1)	—

	Sri Lanka (0.0%)
12,820	John Keells Holdings PLC, Strike Price LKR 185, Expires 11/12/15 (1)	5,081
12,820	John Keells Holdings PLC, Strike Price LKR 195, Expires 11/11/16 (1)	5,594

	Total Sri Lanka (Cost: $0)	10,675

	Total Warrants (Cost: $0) (0.0%)	10,675

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $164,647) (0.6%)
$164,647	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $170,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $170,638) (Total Amount to be Received Upon Repurchase $164,647)	$164,647

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2015

Total Investments (Cost: $25,210,536) (97.3%)	25,939,530
Excess of Other Assets over Liabilities (2.7%)	708,585

Total Net Assets (100.0%)	$26,648,115

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation
BUY (2)
Bank of America	JPY	58,900,000	09/24/15	$500,062	$503,148	$3,086

				$500,062	$503,148	$3,086

SELL (3)
Bank of America	CAD	7,923,867	12/09/15	$6,770,000	$6,233,615	$536,385
Bank of America	JPY	209,701,800	11/07/16	1,865,000	1,817,597	47,403
Bank of America	JPY	533,638,290	09/24/15	4,950,000	4,558,552	391,448

				$13,585,000	$12,609,764	$975,236

Notes to the Schedule of Investments:

CAD	-	Canadian Dollar.
JPY	-	Japanese Yen.
LKR	-	Sri Lankan Rupee.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF	-	Exchange Traded Fund.

(1)		Non-income producing security.

(2)		Fund buys foreign currency, sells U.S. Dollar.

(3)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Banks	7.2%
Building Products	1.6
Capital Markets	7.4
Construction & Engineering	2.1
Consumer Finance	3.2
Diversified Consumer Services	2.1
Diversified Financial Services	5.9
Electrical Equipment	1.8
Exchange-Traded Fund (ETF)	2.1
Food Products	2.3
Hotels, Restaurants & Leisure	2.0
Independent Power and Renewable Electricity Producers	1.8
Industrial Conglomerates	0.0	*
Internet Software & Services	10.1
IT Services	5.1
Machinery	1.6
Metals & Mining	23.6
Oil, Gas & Consumable Fuels	0.0	*
Paper & Forest Products	1.3
Pharmaceuticals	1.2
Professional Services	2.6
Real Estate Management & Development	4.0
Semiconductors & Semiconductor Equipment	1.2
Software	1.8
Textiles, Apparel & Luxury Goods	2.2
Thrifts & Mortgage Finance	2.5
Short-Term Investments	0.6

Total	97.3%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.6% of Net Assets)
688,085	Textron, Inc.	$29,284,898

	Air Freight & Logistics (2.3%)
152,480	FedEx Corp.	25,785,893

	Banks (5.8%)
681,000	Citigroup, Inc.	31,972,950
610,004	JPMorgan Chase & Co.	33,172,017

	Total Banks	65,144,967

	Beverages (2.7%)
319,745	PepsiCo, Inc.	29,985,686

	Capital Markets (6.6%)
297,271	Ameriprise Financial, Inc.	37,141,039
514,800	State Street Corp.	36,813,348

	Total Capital Markets	73,954,387

	Chemicals (2.0%)
312,265	Du Pont (E.I.) de Nemours & Co.	22,236,391

	Commercial Services & Supplies (2.8%)
370,414	ADT Corp. (The)	12,742,242
466,505	Tyco International PLC	19,038,069

	Total Commercial Services & Supplies	31,780,311

	Communications Equipment (2.7%)
1,174,485	Cisco Systems, Inc.	30,965,297

	Consumer Finance (2.8%)
917,267	Navient Corp.	18,106,851
1,483,367	SLM Corp.	13,513,473

	Total Consumer Finance	31,620,324

	Containers & Packaging (1.7%)
210,600	Avery Dennison Corp.	11,008,062
107,229	Packaging Corp. of America	8,133,320

	Total Containers & Packaging	19,141,382

	Diversified Telecommunication Services (4.0%)
525,360	AT&T, Inc.	17,294,851
1,607,000	Deutsche Telekom AG (Germany) (SP ADR)	27,640,400

	Total Diversified Telecommunication Services	44,935,251

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Electric Utilities (2.1%)
375,300	American Electric Power Co., Inc.	$23,572,593

	Electronic Equipment, Instruments & Components (1.6%)
745,595	Corning, Inc.	17,722,793

	Energy Equipment & Services (3.2%)
241,800	Baker Hughes, Inc.	14,021,982
323,820	Ensco PLC (United Kingdom)	9,079,913
740,092	Nabors Industries, Ltd.	8,518,459
48,800	Schlumberger, Ltd.	4,020,632

	Total Energy Equipment & Services	35,640,986

	Food & Staples Retailing (1.3%)
373,800	Sysco Corp.	14,641,746

	Food Products (3.4%)
391,700	Campbell Soup Co.	17,916,358
574,490	Mondelez International, Inc.	20,245,027

	Total Food Products	38,161,385

	Health Care Providers & Services (2.0%)
319,050	Quest Diagnostics, Inc	22,674,883

	Household Durables (1.3%)
322,371	Lennar Corp.	14,477,682

	Independent Power and Renewable Electricity Producers (0.5%)
474,100	AES Corp.	5,793,502

	Industrial Conglomerates (5.9%)
1,584,250	General Electric Co.	37,847,732
1,057,845	Koninklijke Philips Electronics N.V. (Netherlands) (NYRS)	29,185,944

	Total Industrial Conglomerates	67,033,676

	Insurance (6.8%)
349,200	Allstate Corp. (The)	24,370,668
437,780	MetLife, Inc.	20,356,770
311,000	Travelers Cos., Inc. (The)	31,977,020

	Total Insurance	76,704,458

	Machinery (1.2%)
214,532	Pentair PLC (United Kingdom)	13,260,223

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Media (5.3%)
548,450	Comcast Corp.	$29,147,375
878,500	Regal Entertainment Group	18,589,060
490,936	Time, Inc. (1)	12,293,038

	Total Media	60,029,473

	Oil, Gas & Consumable Fuels (2.7%)
301,060	Chevron Corp.	30,867,682

	Personal Products (0.7%)
1,000,459	Avon Products, Inc.	7,743,553

	Pharmaceuticals (7.2%)
237,600	Johnson & Johnson	23,793,264
441,170	Merck & Co., Inc.	26,593,727
977,100	Pfizer, Inc.	30,534,375

	Total Pharmaceuticals	80,921,366

	REIT (1.4%)
561,100	Kimco Realty Corp.	15,514,415

	Semiconductors & Semiconductor Equipment (5.7%)
137,700	Broadcom Corp.	5,843,300
827,036	Intel Corp.	27,325,269
565,960	Maxim Integrated Products, Inc.	18,727,616
261,800	Microchip Technology, Inc.	11,807,180

	Total Semiconductors & Semiconductor Equipment	63,703,365

	Software (2.3%)
654,775	Microsoft Corp.	26,452,910

	Specialty Retail (4.3%)
517,065	Gap, Inc. (The)	21,297,907
265,514	Home Depot, Inc. (The)	27,724,972

	Total Specialty Retail	49,022,879

	Technology Hardware, Storage & Peripherals (2.7%)
545,065	Seagate Technology PLC (Netherlands)	30,763,468

	Thrifts & Mortgage Finance (1.3%)
965,400	New York Community Bancorp, Inc.	14,915,430

	Total Common Stock (Cost: $865,442,450) (98.9%)	1,114,453,255

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $13,193,126) (1.2%)
$13,193,126	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $13,410,000 U.S. Treasury Note, 1%, due 5/31/18, valued at $13,460,288) (Total Amount to be Received Upon Repurchase $13,193,126)	$13,193,126

	Total Investments (Cost: $878,635,576) (100.1%)	1,127,646,381
	Liabilities in Excess of Other Assets (-0.1%)	(1,404,372)

	Net Assets (100.0%)	$1,126,242,009

Notes to the Schedule of Investments:

NYRS	-	New York Registry Shares.
REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	2.6%
Air Freight & Logistics	2.3
Banks	5.8
Beverages	2.7
Capital Markets	6.6
Chemicals	2.0
Commercial Services & Supplies	2.8
Communications Equipment	2.7
Consumer Finance	2.8
Containers & Packaging	1.7
Diversified Telecommunication Services	4.0
Electric Utilities	2.1
Electronic Equipment, Instruments & Components	1.6
Energy Equipment & Services	3.2
Food & Staples Retailing	1.3
Food Products	3.4
Health Care Providers & Services	2.0
Household Durables	1.3
Independent Power and Renewable Electricity Producers	0.5
Industrial Conglomerates	5.9
Insurance	6.8
Machinery	1.2
Media	5.3
Oil, Gas & Consumable Fuels	2.7
Personal Products	0.7
Pharmaceuticals	7.2
REIT	1.4
Semiconductors & Semiconductor Equipment	5.7
Software	2.3
Specialty Retail	4.3
Technology Hardware, Storage & Peripherals	2.7
Thrifts & Mortgage Finance	1.3
Short-Term Investments	1.2

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.6% of Net Assets)
579,810	Textron, Inc.	$24,676,714

	Auto Components (2.3%)
764,470	Dana Holding Corp.	15,954,489

	Banks (6.0%)
448,500	Citigroup, Inc.	21,057,075
372,558	JPMorgan Chase & Co.	20,259,704

	Total Banks	41,316,779

	Beverages (2.6%)
191,300	PepsiCo, Inc.	17,940,114

	Capital Markets (6.2%)
176,626	Ameriprise Financial, Inc.	22,067,652
282,600	State Street Corp.	20,208,726

	Total Capital Markets	42,276,378

	Commercial Services & Supplies (3.0%)
241,605	ADT Corp. (The)	8,311,212
298,815	Tyco International PLC	12,194,640

	Total Commercial Services & Supplies	20,505,852

	Communications Equipment (2.8%)
733,190	Cisco Systems, Inc.	19,330,554

	Consumer Finance (2.9%)
574,076	Navient Corp.	11,332,260
918,620	SLM Corp.	8,368,628

	Total Consumer Finance	19,700,888

	Containers & Packaging (2.5%)
427,581	Sealed Air Corp.	17,317,031

	Diversified Financial Services (0.1%)
4,200	Intercontinental Exchange, Inc.	864,066

	Diversified Telecommunication Services (1.3%)
270,400	AT&T, Inc.	8,901,568

	Electric Utilities (1.9%)
211,850	American Electric Power Co., Inc.	13,306,299

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments & Components (1.8%)
524,590	Corning, Inc.	$12,469,504

	Energy Equipment & Services (3.7%)
219,250	Baker Hughes, Inc.	12,714,307
247,800	Ensco PLC (United Kingdom)	6,948,312
463,325	Nabors Industries, Ltd.	5,332,871

	Total Energy Equipment & Services	24,995,490

	Food & Staples Retailing (1.3%)
233,600	Sysco Corp.	9,150,112

	Food Products (2.2%)
432,155	Mondelez International, Inc.	15,229,142

	Health Care Providers & Services (7.0%)
136,384	Anthem, Inc.	18,406,385
251,100	Catamaran Corp. (1)	12,532,401
155,506	Cigna Corp.	16,612,706

	Total Health Care Providers & Services	47,551,492

	Household Durables (2.3%)
348,163	Lennar Corp.	15,636,000

	Independent Power and Renewable Electricity Producers (1.7%)
946,900	AES Corporation (The)	11,571,118

	Industrial Conglomerates (3.5%)
993,950	General Electric Co.	23,745,465

	Insurance (4.8%)
355,685	Hartford Financial Services Group, Inc.	13,836,147
181,470	Travelers Cos., Inc. (The)	18,658,745

	Total Insurance	32,494,892

	Machinery (2.5%)
131,867	Pentair PLC (United Kingdom)	8,150,699
404,030	Terex Corp.	9,082,595

	Total Machinery	17,233,294

	Media (3.7%)
475,900	Comcast Corp.	25,291,705

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Metals & Mining (1.4%)
338,190	Allegheny Technologies, Inc.	$9,648,561

	Multiline Retail (1.0%)
892,000	J.C. Penney Co., Inc. (1)	6,484,840

	Oil, Gas & Consumable Fuels (4.2%)
308,700	Chesapeake Energy Corp.	5,920,866
151,600	Chevron Corp.	15,543,548
133,200	Valero Energy Corp.	7,043,616

	Total Oil, Gas & Consumable Fuels	28,508,030

	Pharmaceuticals (8.3%)
113,650	Johnson & Johnson	11,380,911
265,750	Merck & Co., Inc.	16,019,410
217,290	Mylan, Inc. (1)	11,548,964
563,850	Pfizer, Inc.	17,620,312

	Total Pharmaceuticals	56,569,597

	Semiconductors & Semiconductor Equipment (4.4%)
552,875	Applied Materials, Inc.	12,627,665
92,200	Broadcom Corp.	3,912,507
419,439	Intel Corp.	13,858,265

	Total Semiconductors & Semiconductor Equipment	30,398,437

	Software (2.3%)
390,090	Microsoft Corp.	15,759,636

	Specialty Retail (5.5%)
393,420	Gap, Inc. (The)	16,204,970
207,500	Home Depot, Inc. (The)	21,667,150

	Total Specialty Retail	37,872,120

	Technology Hardware, Storage & Peripherals (3.1%)
140,500	NetApp, Inc.	5,310,900
161,240	Western Digital Corp.	15,677,365

	Total Technology Hardware, Storage & Peripherals	20,988,265

	Total Common Stock (Cost: $461,242,295) (99.9%)	683,688,432

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2015

Total Investments (Cost: $461,242,295) (99.9%)	683,688,432
Excess of Other Assets over Liabilities (0.1%)	442,120

Net Assets (100.0%)	$684,130,552

Notes to the Schedule of Investments:

(1)	Non-incomeproducing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	3.6%
Auto Components	2.3
Banks	6.0
Beverages	2.6
Capital Markets	6.2
Commercial Services & Supplies	3.0
Communications Equipment	2.8
Consumer Finance	2.9
Containers & Packaging	2.5
Diversified Financial Services	0.1
Diversified Telecommunication Services	1.3
Electric Utilities	1.9
Electronic Equipment, Instruments & Components	1.8
Energy Equipment & Services	3.7
Food & Staples Retailing	1.3
Food Products	2.2
Health Care Providers & Services	7.0
Household Durables	2.3
Independent Power and Renewable Electricity Producers	1.7
Industrial Conglomerates	3.5
Insurance	4.8
Machinery	2.5
Media	3.7
Metals & Mining	1.4
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	4.2
Pharmaceuticals	8.3
Semiconductors & Semiconductor Equipment	4.4
Software	2.3
Specialty Retail	5.5
Technology Hardware, Storage & Peripherals	3.1

Total	99.9%

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
75,545	Textron, Inc.	$3,215,195

	Auto Components (3.3%)
155,650	Dana Holding Corp.	3,248,416
24,015	Tenneco, Inc. (1)	1,234,851

	Total Auto Components	4,483,267

	Banks (7.2%)
35,166	Comerica, Inc.	1,459,389
200,493	KeyCorp	2,604,404
80,765	Popular, Inc. (1)	2,489,985
88,329	Synovus Financial Corp.	2,276,238
55,400	Umpqua Holdings Corp.	859,254

	Total Banks	9,689,270

	Capital Markets (4.3%)
75,000	E*TRADE Financial Corp. (1)	1,728,750
13,600	Evercore Partners, Inc.	651,032
74,788	Invesco, Ltd.	2,746,963
71,500	RCS Capital Corp.	674,245

	Total Capital Markets	5,800,990

	Chemicals (2.6%)
25,500	Axiall Corp.	1,128,375
21,338	Celanese Corp. — Series A	1,147,131
26,008	Cytec Industries, Inc.	1,248,124

	Total Chemicals	3,523,630

	Communications Equipment (2.3%)
147,000	Brocade Communications Systems, Inc.	1,634,640
110,160	Polycom, Inc. (1)	1,465,128

	Total Communications Equipment	3,099,768

	Construction & Engineering (1.4%)
48,633	Jacobs Engineering Group, Inc. (1)	1,852,917

	Construction Materials (1.3%)
25,644	Vulcan Materials Co.	1,808,158

	Consumer Finance (2.6%)
91,047	Navient Corp.	1,797,268

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Consumer Finance (Continued)
181,447	SLM Corp.	$1,652,982

	Total Consumer Finance	3,450,250

	Containers & Packaging (2.1%)
70,609	Sealed Air Corp.	2,859,665

	Diversified Telecommunication Services (0.4%)
63,774	Windstream Holdings, Inc.	507,003

	Energy Equipment & Services (2.6%)
32,720	Atwood Oceanics, Inc. (1)	935,138
107,199	Nabors Industries, Ltd.	1,233,860
159,050	Newpark Resources, Inc. (1)	1,374,192

	Total Energy Equipment & Services	3,543,190

	Food & Staples Retailing (0.7%)
25,500	Sysco Corp.	998,835

	Food Products (1.4%)
41,000	Campbell Soup Co.	1,875,340

	Health Care Equipment & Supplies (2.5%)
53,200	Alere, Inc. (1)	2,164,708
39,642	Hologic, Inc. (1)	1,203,729

	Total Health Care Equipment & Supplies	3,368,437

	Health Care Providers & Services (4.5%)
32,055	Cigna Corp.	3,424,436
37,600	Quest Diagnostics, Inc.	2,672,232

	Total Health Care Providers & Services	6,096,668

	Hotels, Restaurants & Leisure (1.4%)
63,136	International Speedway Corp.	1,836,626

	Household Durables (5.6%)
76,255	Beazer Homes USA, Inc. (1)	1,204,829
103,360	KB Home	1,287,866
43,120	Lennar Corp.	1,936,519
89,415	Toll Brothers, Inc. (1)	3,095,547

	Total Household Durables	7,524,761

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Independent Power and Renewable Electricity Producers (1.6%)
180,400	AES Corporation (The)	$2,204,488

	Insurance (4.4%)
35,386	Arch Capital Group, Ltd. (1)	2,051,326
68,005	Assured Guaranty, Ltd.	1,660,682
13,568	PartnerRe, Ltd.	1,552,179
8,345	Reinsurance Group of America, Inc.	691,050

	Total Insurance	5,955,237

	Machinery (5.6%)
20,909	Dover Corp.	1,464,467
15,600	Joy Global, Inc.	654,264
51,100	Kennametal, Inc.	1,605,562
28,755	SPX Corp.	2,403,055
65,398	Terex Corp.	1,470,147

	Total Machinery	7,597,495

	Metals & Mining (3.9%)
70,271	Allegheny Technologies, Inc.	2,004,832
136,807	Commercial Metals Co.	1,835,950
47,640	Worthington Industries, Inc.	1,425,865

	Total Metals & Mining	5,266,647

	Multi-Utilities (1.5%)
54,100	Avista Corp.	2,008,733

	Multiline Retail (1.9%)
351,540	J.C. Penney Co., Inc. (1)	2,555,696

	Oil, Gas & Consumable Fuels (2.4%)
60,800	Chesapeake Energy Corp.	1,166,144
20,498	Murphy Oil Corp.	920,565
39,800	Newfield Exploration Co. (1)	1,185,244

	Total Oil, Gas & Consumable Fuels	3,271,953

	Personal Products (0.6%)
104,860	Avon Products, Inc.	811,616

	Pharmaceuticals (1.1%)
27,470	Mylan, Inc. (1)	1,460,031

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Real Estate Management & Development (1.4%)
12,675	Jones Lang LaSalle, Inc.	$1,864,239

	REIT (5.5%)
101,260	DiamondRock Hospitality Co.	1,471,308
38,090	Geo Group, Inc. (The)	1,657,677
15,275	Health Care REIT, Inc.	1,251,786
67,645	Kimco Realty Corp.	1,870,384
29,265	Liberty Property Trust	1,179,380

	Total REIT	7,430,535

	Semiconductors & Semiconductor Equipment (8.1%)
50,282	Broadcom Corp.	2,133,717
92,400	Freescale Semiconductor, Ltd. (1)	2,965,116
28,910	Lam Research Corp.	2,209,880
64,846	Maxim Integrated Products, Inc.	2,145,754
79,300	Teradyne, Inc.	1,435,330

	Total Semiconductors & Semiconductor Equipment	10,889,797

	Specialty Retail (3.2%)
12,735	Asbury Automotive Group, Inc. (1)	945,064
23,210	Children’s Place Retail Stores, Inc. (The)	1,391,440
48,200	Gap, Inc. (The)	1,985,358

	Total Specialty Retail	4,321,862

	Technology Hardware, Storage & Peripherals (6.2%)
25,000	NetApp, Inc.	945,000
52,155	Seagate Technology PLC (Netherlands)	2,943,628
45,180	Western Digital Corp.	4,392,852

	Total Technology Hardware, Storage & Peripherals	8,281,480

	Textiles, Apparel & Luxury Goods (1.0%)
36,943	Coach, Inc.	1,373,910

	Thrifts & Mortgage Finance (3.0%)
109,007	EverBank Financial Corp.	1,902,172
262,225	First Niagara Financial Group, Inc.	2,129,267

	Total Thrifts & Mortgage Finance	4,031,439

	Total Common Stock (Cost: $106,065,987) (100.0%)	134,859,128

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $351,920) (0.3%)
$351,920	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $360,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $361,350) (Total Amount to be Received Upon Repurchase $351,920)	$351,920

	Total Investments (Cost: $106,417,907) (100.3%)	135,211,048
	Liabilities in Excess of Other Assets (-0.3%)	(398,326)

	Net Assets (100.0%)	$134,812,722

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Auto Components	3.3
Banks	7.2
Capital Markets	4.3
Chemicals	2.6
Communications Equipment	2.3
Construction & Engineering	1.4
Construction Materials	1.3
Consumer Finance	2.6
Containers & Packaging	2.1
Diversified Telecommunication Services	0.4
Energy Equipment & Services	2.6
Food & Staples Retailing	0.7
Food Products	1.4
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	4.5
Hotels, Restaurants & Leisure	1.4
Household Durables	5.6
Independent Power and Renewable Electricity Producers	1.6
Insurance	4.4
Machinery	5.6
Metals & Mining	3.9
Multi-Utilities	1.5
Multiline Retail	1.9
Oil, Gas & Consumable Fuels	2.4
Personal Products	0.6
Pharmaceuticals	1.1
Real Estate Management & Development	1.4
REIT	5.5
Semiconductors & Semiconductor Equipment	8.1
Specialty Retail	3.2
Technology Hardware, Storage & Peripherals	6.2
Textiles, Apparel & Luxury Goods	1.0
Thrifts & Mortgage Finance	3.0
Short-Term Investments	0.3

Total	100.3%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Biotechnology (10.0% of Net Assets)
264,772	Alexion Pharmaceuticals, Inc. (1)	$48,516,821
522,235	BioMarin Pharmaceutical, Inc. (1)	50,740,353
635,680	Celgene Corp. (1)	75,747,629

	Total Biotechnology	175,004,803

	Capital Markets (1.9%)
1,288,370	Charles Schwab Corp. (The)	33,471,853

	Communications Equipment (2.2%)
608,363	QUALCOMM, Inc.	37,998,353

	Energy Equipment & Services (3.1%)
342,850	Oceaneering International, Inc.	17,951,626
429,611	Schlumberger, Ltd.	35,395,650

	Total Energy Equipment & Services	53,347,276

	Food & Staples Retailing (2.7%)
334,144	Costco Wholesale Corp.	47,779,251

	Food Products (3.0%)
533,395	Mead Johnson Nutrition Co.	52,534,074

	Health Care Technology (7.9%)
402,662	athenahealth, Inc. (1)	56,255,908
1,236,967	Cerner Corp. (1)	82,072,760

	Total Health Care Technology	138,328,668

	Hotels, Restaurants & Leisure (7.5%)
70,530	Chipotle Mexican Grill, Inc. (1)	50,065,015
923,965	Starbucks Corp.	80,874,657

	Total Hotels, Restaurants & Leisure	130,939,672

	Insurance (3.9%)
629,890	ACE, Ltd.	68,002,924
	Internet & Catalog Retail (5.7%)
90,175	Amazon.com, Inc. (1)	31,969,743
66,963	Priceline Group, Inc. (The) (1)	67,597,809

	Total Internet & Catalog Retail	99,567,552

	Internet Software & Services (15.0%)
244,976	Equinix, Inc.	53,125,495

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
798,655	Facebook, Inc. (1)	$60,625,901
170,713	Google, Inc. — Class C (1)	91,249,513
248,215	LinkedIn Corp. (1)	55,783,839

	Total Internet Software & Services	260,784,748

	IT Services (4.8%)
324,776	Visa, Inc.	82,788,650

	Life Sciences Tools & Services (3.7%)
328,335	Illumina, Inc. (1)	64,087,709

	Pharmaceuticals (2.9%)
226,820	Allergan, Inc.	49,732,553

	REIT (4.9%)
877,972	American Tower Corp.	85,119,385

	Semiconductors & Semiconductor Equipment (3.0%)
1,105,345	ARM Holdings PLC (United Kingdom) (SP ADR)	51,774,360

	Software (12.0%)
495,530	Mobileye NV (Netherlands) (1)	19,518,927
1,657,498	Salesforce.com, Inc. (1)	93,565,762
833,105	ServiceNow, Inc. (1)	60,733,354
680,705	Splunk, Inc. (1)	35,158,413

	Total Software	208,976,456

	Specialty Retail (2.1%)
427,795	Tiffany & Co.	37,064,159

	Textiles, Apparel & Luxury Goods (1.3%)
313,200	Under Armour, Inc. (1)	22,575,456

	Trading Companies & Distributors (1.5%)
606,687	Fastenal Co.	26,936,903

	Total Common Stock (Cost: $1,104,383,068) (99.1%)	1,726,814,805

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $29,613,839) (1.7%)
$29,613,839	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $30,095,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $30,207,856) (Total Amount to be Received Upon Repurchase $29,613,839)	$29,613,839

	Total Short-Term Investments (Cost: $29,613,839) (1.7%)	29,613,839

	Total Investments (Cost: $1,133,996,907) (100.8%)	1,756,428,644
	Liabilities in Excess of Other Assets (-0.8%)	(14,712,786)

	Net Assets (100.0%)	$1,741,715,858

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Biotechnology	10.0%
Capital Markets	1.9
Communications Equipment	2.2
Energy Equipment & Services	3.1
Food & Staples Retailing	2.7
Food Products	3.0
Health Care Technology	7.9
Hotels, Restaurants & Leisure	7.5
Insurance	3.9
Internet & Catalog Retail	5.7
Internet Software & Services	15.0
IT Services	4.8
Life Sciences Tools & Services	3.7
Pharmaceuticals	2.9
REIT	4.9
Semiconductors & Semiconductor Equipment	3.0
Software	12.0
Specialty Retail	2.1
Textiles, Apparel & Luxury Goods	1.3
Trading Companies & Distributors	1.5
Short-Term Investments	1.7

Total	100.8%

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.5% of Net Assets)
21,100	Curtiss-Wright Corp.	$1,403,783
39,112	HEICO Corp.	2,373,316

	Total Aerospace & Defense	3,777,099

	Airlines (1.5%)
31,300	Spirit Airlines, Inc. (1)	2,320,582

	Auto Components (1.3%)
44,700	Dorman Products, Inc. (1)	2,044,131

	Banks (1.2%)
6,001	Green Bancorp, Inc. (1)	63,611
9,050	ServisFirst Bancshares, Inc.	275,120
64,400	Square 1 Financial, Inc. (1)	1,497,944

	Total Banks	1,836,675

	Beverages (2.1%)
10,300	Boston Beer Co., Inc. (1)	3,239,556

	Biotechnology (4.3%)
6,700	Agios Pharmaceuticals, Inc. (1)	776,664
42,940	Cepheid, Inc. (1)	2,426,539
33,665	Karyopharm Therapeutics, Inc. (1)	893,132
26,900	Ophthotech Corp. (1)	1,513,125
16,275	Ultragenyx Pharmaceutical, Inc. (1)	945,578

	Total Biotechnology	6,555,038

	Building Products (1.0%)
35,600	Trex Co., Inc. (1)	1,514,068

	Capital Markets (4.0%)
74,700	Financial Engines, Inc. (1)	2,681,730
200,300	WisdomTree Investments, Inc. (1)	3,489,226

	Total Capital Markets	6,170,956

	Communications Equipment (2.4%)
32,400	Arista Networks, Inc. (1)	2,045,088
96,687	Aruba Networks, Inc. (1)	1,603,071

	Total Communications Equipment	3,648,159

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Diversified Consumer Services (2.9%)
33,464	MarketAxess Holdings, Inc.	$2,542,260
95,000	Nord Anglia Education, Inc. (1)	1,903,800

	Total Diversified Consumer Services	4,446,060

	Electrical Equipment (1.0%)
34,120	Power Solutions International, Inc. (1)	1,508,786

	Electronic Equipment, Instruments & Components (4.2%)
76,798	Cognex Corp. (1)	2,822,327
39,089	FARO Technologies, Inc. (1)	2,163,576
17,800	FEI Co.	1,463,516

	Total Electronic Equipment, Instruments & Components	6,449,419

	Energy Equipment & Services (1.2%)
19,700	Core Laboratories N.V. (Netherlands)	1,827,175

	Food & Staples Retailing (0.9%)
17,137	Pricesmart, Inc.	1,401,464

	Food Products (3.4%)
94,000	Freshpet, Inc. (1)	1,437,260
202,891	Lifeway Foods, Inc. (1)	3,712,905

	Total Food Products	5,150,165

	Health Care Equipment & Supplies (7.6%)
78,600	AtriCure, Inc. (1)	1,559,424
4,400	Atrion Corp.	1,474,000
51,200	Cardiovascular Systems, Inc. (1)	1,745,408
27,131	DexCom, Inc. (1)	1,621,891
155,704	Endologix, Inc. (1)	2,168,957
48,200	LDR Holding Corp. (1)	1,613,254
104,385	Novadaq Technologies, Inc. (Canada) (1)	1,485,398

	Total Health Care Equipment & Supplies	11,668,332

	Health Care Providers & Services (1.5%)
41,000	Health Net, Inc. (1)	2,220,970

	Health Care Technology (3.6%)
22,200	athenahealth, Inc. (1)	3,101,562

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Health Care Technology (Continued)
82,400	Veeva Systems, Inc. (1)	$2,369,824

	Total Health Care Technology	5,471,386

	Hotels, Restaurants & Leisure (4.7%)
49,000	BJ’s Restaurants, Inc. (1)	2,170,210
108,700	El Pollo Loco Holdings, Inc. (1)	2,796,851
106,800	La Quinta Holdings, Inc. (1)	2,171,244

	Total Hotels, Restaurants & Leisure	7,138,305

	Insurance (1.1%)
87,100	Heritage Insurance Holdings, Inc. (1)	1,655,771

	Internet & Catalog Retail (1.3%)
124,300	Travelport Worldwide, Ltd. (1)	1,937,837

	Internet Software & Services (9.2%)
42,750	Benefitfocus, Inc. (1)	1,034,122
62,400	Box, Inc. (1)	1,173,744
105,140	Cornerstone OnDemand, Inc. (1)	3,464,363
42,700	Envestnet, Inc. (1)	2,197,769
44,600	Marketo, Inc. (1)	1,535,578
29,392	SPS Commerce, Inc. (1)	1,742,946
55,300	Yelp, Inc. (1)	2,901,591

	Total Internet Software & Services	14,050,113

	IT Services (1.5%)
47,800	EPAM Systems, Inc. (1)	2,338,854

	Machinery (4.6%)
30,000	Altra Holdings, Inc.	766,500
51,469	Chart Industries, Inc. (1)	1,466,867
47,800	John Bean Technologies Corp.	1,443,082
30,100	Proto Labs, Inc. (1)	1,938,139
24,500	RBC Bearings, Inc. (1)	1,421,980

	Total Machinery	7,036,568

	Oil, Gas & Consumable Fuels (0.8%)
43,100	RSP Permian, Inc. (1)	1,155,080

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Professional Services (3.2%)
86,000	Barrett Business Services, Inc.	$2,635,900
68,600	TriNet Group, Inc. (1)	2,275,462

	Total Professional Services	4,911,362

	Real Estate Management & Development (0.9%)
39,675	RE/MAX Holdings, Inc. (1)	1,320,384

	Semiconductors & Semiconductor Equipment (2.3%)
141,807	Exar Corp. (1)	1,279,099
51,188	Mellanox Technologies, Ltd. (1)	2,253,296

	Total Semiconductors & Semiconductor Equipment	3,532,395

	Software (9.0%)
104,300	FireEye, Inc. (1)	3,526,383
30,200	Imperva, Inc. (1)	1,261,152
31,200	Proofpoint, Inc. (1)	1,560,000
61,847	Qualys, Inc. (1)	2,351,423
51,848	Splunk, Inc. (1)	2,677,949
15,518	Ultimate Software Group, Inc. (The) (1)	2,296,819

	Total Software	13,673,726

	Specialty Retail (4.5%)
28,846	Asbury Automotive Group, Inc. (1)	2,140,662
64,400	Dick’s Sporting Goods, Inc.	3,326,260
42,327	Five Below, Inc. (1)	1,410,335

	Total Specialty Retail	6,877,257

	Technology Hardware, Storage & Peripherals (1.2%)
80,013	Nimble Storage, Inc. (1)	1,794,692

	Textiles, Apparel & Luxury Goods (4.7%)
107,200	Kate Spade & Co. (1)	3,380,016
47,122	Steven Madden, Ltd. (1)	1,618,169
92,424	Vince Holding Corp. (1)	2,167,343

	Total Textiles, Apparel & Luxury Goods	7,165,528

	Trading Companies & Distributors (0.5%)
41,300	H&E Equipment Services, Inc. (1)	724,402

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2015

	Total Common Stock (Cost: $112,388,002) (96.1%)	146,562,295

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $3,417,707) (2.2%)
$3,417,707	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $3,475,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $3,488,031) (Total Amount to be Received Upon Repurchase $3,417,707)	$3,417,707

	Total Investments (Cost: $115,805,709) (98.3%)	149,980,002
	Excess of Other Assets over Liabilities (1.7%)	2,615,156

	Net Assets (100.0%)	$152,595,158

Notes to the Schedule of Investments:

(1)	Non-incomeproducing security.

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	2.5%
Airlines	1.5
Auto Components	1.3
Banks	1.2
Beverages	2.1
Biotechnology	4.3
Building Products	1.0
Capital Markets	4.0
Communications Equipment	2.4
Diversified Consumer Services	2.9
Electrical Equipment	1.0
Electronic Equipment, Instruments & Components	4.2
Energy Equipment & Services	1.2
Food & Staples Retailing	0.9
Food Products	3.4
Health Care Equipment & Supplies	7.6
Health Care Providers & Services	1.5
Health Care Technology	3.6
Hotels, Restaurants & Leisure	4.7
Insurance	1.1
Internet & Catalog Retail	1.3
Internet Software & Services	9.2
IT Services	1.5
Machinery	4.6
Oil, Gas & Consumable Fuels	0.8
Professional Services	3.2
Real Estate Management & Development	0.9
Semiconductors & Semiconductor Equipment	2.3
Software	9.0
Specialty Retail	4.5
Technology Hardware, Storage & Peripherals	1.2
Textiles, Apparel & Luxury Goods	4.7
Trading Companies & Distributors	0.5
Short-Term Investments	2.2

Total	98.3%

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.6% of Net Assets)
15,850	BE Aerospace, Inc. (1)	$924,531
11,837	HEICO Corp.	718,269

	Total Aerospace & Defense	1,642,800

	Auto Components (1.4%)
14,091	Dorman Products, Inc. (1)	644,381

	Banks (1.4%)
5,670	SVB Financial Group (1)	640,143

	Beverages (2.8%)
4,000	Boston Beer Co., Inc. (1)	1,258,080

	Biotechnology (4.1%)
13,065	Cepheid, Inc. (1)	738,303
10,050	Karyopharm Therapeutics, Inc. (1)	266,627
5,100	Pharmacyclics, Inc. (1)	860,625

	Total Biotechnology	1,865,555

	Capital Markets (4.7%)
18,900	Financial Engines, Inc.	678,510
9,562	Stifel Financial Corp. (1)	450,848
58,150	WisdomTree Investments, Inc. (1)	1,012,973

	Total Capital Markets	2,142,331

	Communications Equipment (1.1%)
30,990	Aruba Networks, Inc. (1)	513,814

	Diversified Consumer Services (1.1%)
6,500	MarketAxess Holdings, Inc.	493,805

	Electronic Equipment, Instruments & Components (4.8%)
23,040	Cognex Corp. (1)	846,720
12,172	FARO Technologies, Inc. (1)	673,720
7,600	FEI Co.	624,872

	Total Electronic Equipment, Instruments & Components	2,145,312

	Energy Equipment & Services (1.5%)
7,403	Core Laboratories N.V. (Netherlands)	686,628

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Food & Staples Retailing (2.6%)
8,169	Pricesmart, Inc.	$668,061
6,755	United Natural Foods, Inc. (1)	522,026

	Total Food & Staples Retailing	1,190,087

	Food Products (1.5%)
20,550	WhiteWave Foods Co. (The) (1)	677,534

	Health Care Equipment & Supplies (5.8%)
16,337	AtriCure, Inc. (1)	324,126
15,400	Cardiovascular Systems, Inc. (1)	524,986
31,341	Endologix, Inc. (1)	436,580
1,750	Intuitive Surgical, Inc. (1)	865,340
31,550	Novadaq Technologies, Inc. (Canada) (1)	448,957

	Total Health Care Equipment & Supplies	2,599,989

	Health Care Providers & Services (1.7%)
12,350	Health Net, Inc. (1)	669,000
2,592	Premier, Inc. (1)	84,240

	Total Health Care Providers & Services	753,240

	Health Care Technology (2.1%)
6,650	athenahealth, Inc. (1)	929,072

	Hotels, Restaurants & Leisure (4.4%)
15,800	Aramark	494,856
32,850	El Pollo Loco Holdings, Inc. (1)	845,230
32,250	La Quinta Holdings, Inc. (1)	655,643

	Total Hotels, Restaurants & Leisure	1,995,729

	Internet & Catalog Retail (1.4%)
9,300	TripAdvisor, Inc. (1)	623,193

	Internet Software & Services (6.1%)
34,050	Cornerstone OnDemand, Inc. (1)	1,121,947
14,250	Envestnet, Inc. (1)	733,448
16,700	Yelp, Inc. (1)	876,249

	Total Internet Software & Services	2,731,644

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Leisure Products (1.7%)
5,150	Polaris Industries, Inc.	$744,639

	Life Sciences Tools & Services (1.1%)
2,500	Illumina, Inc. (1)	487,975

	Machinery (8.9%)
23,292	Chart Industries, Inc. (1)	663,822
5,900	Graco, Inc.	420,316
9,700	Middleby Corp. (The) (1)	921,694
10,800	Proto Labs, Inc. (1)	695,412
6,550	WABCO Holdings, Inc. (1)	623,363
8,100	Wabtec Corp.	675,945

	Total Machinery	4,000,552

	Media (1.1%)
7,100	AMC Networks, Inc. (1)	473,570

	Pharmaceuticals (2.4%)
8,100	Salix Pharmaceuticals, Ltd. (1)	1,090,827

	Road & Rail (1.4%)
5,855	Kansas City Southern	644,577

	Semiconductors & Semiconductor Equipment (1.7%)
41,050	NVIDIA Corp.	788,365

	Software (15.8%)
11,590	ANSYS, Inc. (1)	934,965
38,850	FireEye, Inc. (1)	1,313,519
13,277	Mobileye NV (Netherlands) (1)	522,981
4,100	NetSuite, Inc. (1)	403,563
14,000	ServiceNow, Inc. (1)	1,020,600
20,065	Splunk, Inc. (1)	1,036,357
6,650	Tyler Technologies, Inc. (1)	705,432
2,791	Ultimate Software Group, Inc. (The) (1)	413,096
9,820	Workday, Inc. (1)	780,297

	Total Software	7,130,810

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares	Common Stock	Value
	Specialty Retail (4.5%)
5,010	Asbury Automotive Group, Inc. (1)	$371,792
16,600	Dick’s Sporting Goods, Inc.	857,390
22,500	DSW, Inc.	800,100

	Total Specialty Retail	2,029,282

	Textiles, Apparel & Luxury Goods (5.1%)
29,150	Kate Spade & Co. (1)	919,099
9,510	Under Armour, Inc. (1)	685,481
30,415	Vince Holding Corp. (1)	713,232

	Total Textiles, Apparel & Luxury Goods	2,317,812

	Total Common Stock (Cost: $34,450,275) (95.8%)	43,241,746

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $2,180,489) (4.8%)
$2,180,489	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $2,220,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $2,228,325) (Total Amount to be Received Upon Repurchase $2,180,489)	2,180,489

	Total Investments (Cost: $36,630,764) (100.6%)	45,422,235
	Liabilities in Excess of Other Assets (-0.6%)	(282,220)

	Net Assets (100.0%)	$45,140,015

Notes to the Schedule of Investments:

(1)	Non-incomeproducing security.

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	3.6%
Auto Components	1.4
Banks	1.4
Beverages	2.8
Biotechnology	4.1
Capital Markets	4.7
Communications Equipment	1.1
Diversified Consumer Services	1.1
Electronic Equipment, Instruments & Components	4.8
Energy Equipment & Services	1.5
Food & Staples Retailing	2.6
Food Products	1.5
Health Care Equipment & Supplies	5.8
Health Care Providers & Services	1.7
Health Care Technology	2.1
Hotels, Restaurants & Leisure	4.4
Internet & Catalog Retail	1.4
Internet Software & Services	6.1
Leisure Products	1.7
Life Sciences Tools & Services	1.1
Machinery	8.9
Media	1.1
Pharmaceuticals	2.4
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	1.7
Software	15.8
Specialty Retail	4.5
Textiles, Apparel & Luxury Goods	5.1
Short-Term Investments	4.8

Total	100.6%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market are valued using official closing prices as reported by NASDAQ. All other securities for which over-the-counter (“OTC”) market quotations are readily available including short-term securities are valued with prices furnished by independent pricing services or by broker dealers. Repurchase agreements are priced at cost which approximates market value. Exchange traded derivatives are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures. Over the counter options are valued using dealer quotations. Open-end mutual funds held in the TCW Conservative Allocation Fund are valued based on the net asset value per share of the mutual fund.

The TCW Funds, Inc. (the “Company”) has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Master Limited Partnerships. Master Limited Partnerships are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual Funds. Open-end mutual funds are valued based upon the net asset value as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Exchange listed option contracts traded on securities exchanges are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1. Option contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Participation Notes. Participation Notes are fair valued based on underlying equity security valuations. Valuation of underlying equity securities is derived from the market exchange or quotations from dealers. Participation Notes are generally categorized in Level 2 of the fair value hierarchy; in instances where key inputs are unobservable, they are categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy. Repurchase agreements are valued at cost, which approximates fair value, and are categorized as Level 2.

As of January 31, 2015, the Funds with the exception of the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund, categorized their investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2.

The following is a summary of the inputs used as of January 31, 2015 in valuing the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund investments:

TCW Emerging Markets Multi-Asset Opportunities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$203,880	$—	$203,880
Banks	—	3,395,997	—	3,395,997
Building Materials	—	409,880	—	409,880
Chemicals	—	195,700	—	195,700
Diversified Financial Services	—	1,147,696	—	1,147,696
Electric	—	886,975	—	886,975
Food	—	263,275	—	263,275
Foreign Government Bonds	—	12,738,682	—	12,738,682
Gas	—	418,246	—	418,246
Government Regional/Local	—	396,000	—	396,000
Internet	—	407,483	—	407,483
Oil & Gas	—	1,722,209	—	1,722,209
Real Estate	—	263,750	—	263,750
Telecommunications	—	260,375	—	260,375
Transportation	—	209,088	—	209,088

Total Fixed Income Securities	—	22,919,236	—	22,919,236

Preferred Stock
Media	38,401	—	—	38,401
Retail	470,694	—	—	470,694

Total Preferred Stock	509,095	—	—	509,095

Common Stocks
Aerospace/Defense	162,196	—	—	162,196
Agriculture	243,127	504,390	—	747,517
Airlines	166,640	194,316	—	360,956
Auto Manufacturers	—	492,117	—	492,117
Auto Parts & Equipment	—	420,486	—	420,486
Banks	488,838	4,237,595	—	4,726,433
Beverages	233,968	—	—	233,968
Commercial Services	360,838	—	—	360,838
Computers	550,594	233,138	—	783,732
Diversified Financial Services	—	1,150,048	—	1,150,048
Electric	—	440,732	—	440,732
Electrical Compo&Equip	—	515,357	—	515,357
Engineering & Construction	—	121,780	—	121,780
Environmental Control	—	706,204	—	706,204

Food	152,800	400,415	—	553,215
Healthcare-Products	—	725,796	—	725,796
Insurance	—	1,086,585	—	1,086,585
Internet	1,294,457	1,045,214	—	2,339,671
Machinery-Diversified	—	225,811	—	225,811
Media	365,232	1,101,122	—	1,466,354
Mining	160,875	—	—	160,875
Pharmaceuticals	—	1,851,347	—	1,851,347
Real Estate	303,306	—	—	303,306
Retail	321,175	930,851	—	1,252,026
Semiconductors	283,875	2,510,497	—	2,794,372
Telecommunications	1,668,670	1,022,512	—	2,691,182

Total Common Stocks	6,756,591	19,916,313	—	26,672,904

Participation Notes
Healthcare-Services	—	341,207	—	341,207

Total Participation Notes	—	341,207	—	341,207

Short-Term Investments	—	909,440	—	909,440

Total Investments	$7,265,686	$44,086,196	$—	$51,351,882

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	106,906	—	106,906

Total	$7,265,686	$44,193,102	$—	$51,458,788

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(12,527)	$—	$(12,527)

Total	$—	$(12,527)	$—	$(12,527)

TCW International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Auto Components	$—	$14,551	$—	$14,551
Automobiles	—	23,115	—	23,115
Banks	36,030	222,711	—	258,741
Capital Markets	31,515	85,928	—	117,443
Chemicals	25,578	41,509	—	67,087
Construction & Engineering	—	28,317	—	28,317
Construction Materials	—	49,647	—	49,647
Consumer Finance	39,177	—	—	39,177
Diversified Financial Services	—	216,238	—	216,238
Electric Utilities	—	56,527	—	56,527
Food Products	—	77,550	—	77,550
Gas Utilities	—	24,808	—	24,808
Health Care Technology	—	40,219	—	40,219
Hotels, Restaurants & Leisure	49,304	—	—	49,304
Industrial Conglomerates	—	31,537	—	31,537
Insurance	—	82,302	—	82,302
Internet & Catalog Retail	—	27,680	—	27,680
Internet Software & Services	68,678	171,164	—	239,842
IT Services	—	81,670	—	81,670
Machinery	—	62,292	—	62,292
Media	—	68,590	—	68,590
Metals & Mining	353,786	98,658	—	452,444
Multiline Retail	—	25,648	—	25,648
Pharmaceuticals	51,454	85,439	—	136,893
Road & Rail	—	18,123	—	18,123
Semiconductors & Semiconductor Equipment	—	25,917	—	25,917
Software	—	30,447	—	30,447
Specialty Retail	—	26,460	—	26,460
Technology Hardware, Storage & Peripherals	—	24,828	—	24,828
Thrifts & Mortgage Finance	—	68,767	—	68,767
Transportation Infrastructure	—	32,771	—	32,771

Total Common Stock	655,522	1,843,413	—	2,498,935

Total Exchange-Traded Fund	31,367	—	—	31,367

Preferred Stock
Media	2,387	—	—	2,387

Total Preferred Stock	2,387	—	—	2,387

Warrants
Industrial Conglomerates	641	—	—	641

Total Warrants	641	—	—	641

Total Investments	689,917	1,843,413	—	2,533,330

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	78,452	—	78,452

Total	$689,917	$1,921,865	$—	$2,611,782

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Banks	$—		$1,913,171	$—	$1,913,171
Building Products	413,660		—	—	413,660
Capital Markets	446,469		1,492,170	—	1,938,639
Construction & Engineering	—		566,345	—	566,345
Consumer Finance	350,783		517,630	—	868,413
Diversified Consumer Services	564,301		—	—	564,301
Diversified Financial Services	507,871		1,075,108	—	1,582,979
Electrical Equipment	—		490,178	—	490,178
Food Products	—		610,851	—	610,851
Hotels, Restaurants & Leisure	518,472		—	—	518,472
Independent Power and Renewable Electricity Producers	—		481,529	—	481,529
Internet Software & Services	287,920		2,409,150	—	2,697,070
IT Services	—		1,372,840	—	1,372,840
Machinery	—		435,682	—	435,682
Metals & Mining	4,963,822		1,342,378	—	6,306,200
Paper & Forest Products	—		341,899	—	341,899
Pharmaceuticals	—		320,081	—	320,081
Professional Services	—		689,159	—	689,159
Real Estate Management & Development	—		1,073,712	—	1,073,712
Semiconductors & Semiconductor Equipment	—		309,785	—	309,785
Software	—		483,724	—	483,724
Textiles, Apparel & Luxury Goods	—		572,292	—	572,292
Thrifts & Mortgage Finance	—		664,302	—	664,302

Total Common Stock	8,053,298		17,161,986	—	25,215,284

Total Exchange-Traded Fund	548,924		—	—	548,924

Warrants
Industrial Conglomerates	10,675		—	—	10,675
Oil, Gas & Consumable Fuels	—	*	—	—	—	*

Total Warrants	10,675		—	—	10,675

Short-Term Investments	—		164,647	—	164,647

Total Investments	8,612,897		17,326,633	—	25,939,530

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—		978,322	—	978,322

Total	$8,612,897		$18,304,955	$—	$26,917,852

*	Amount rounds to less than $1.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW Emerging Markets Multi-Asset Opportunities Fund	$632,171	$1,282,300
TCW International Growth Fund	37,869	—
TCW International Small Cap Fund	159,073	507,871
*	The Funds recognize transfer between the Levels as of the beginning of the year.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2015, were due to changes in valuation to/from the exchange closing price from/to the fair value price as described under the “Fair Value Measurements — Equity Securities”.

The Funds held no investments or other financial instruments at January 31, 2015 whose fair value was calculated using Level 3 inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2015, the TCW Emerging Markets Multi-Asset Opportunities Fund, TCW Global Real Estate Fund, the TCW High Dividend Equities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (Amounts in Thousands except Notional Amounts or Shares/Units):

	Equity Risk	Foreign Currency Risk	Total
TCW Emerging Markets Multi-Asset Opportunities Fund
Asset Derivatives
Forward Currency Contracts	$—	$107	$107

Total Value	$—	$107	$107

Liability Derivatives
Forward Currency Contracts	$—	$(13)	$(13)

Total Value	$—	$(13)	$(13)

Notional Amounts or Shares/Units (3)
Forward Currency Contracts	$—	3,062,88	$—
TCW Global Real Estate Fund
Asset Derivatives
Investments (1)	$— (2)	$—	$— (2)

Total Value	$— (2)	$—	$— (2)

Liability Derivatives
Written Options	$(2)	$—	$(2)

Total Value	$(2)	$—	$(2)

Notional Amounts or Shares/Units (3)
Purchased Options	600	—	600
Written Options	1,000	—	1,000
TCW High Dividend Equities Fund
Liability Derivatives
Written Options	$(1)	$—	$(1)

Total Value	$(1)	$—	$(1)

Notional Amounts or Shares/Units (3)
Written Options	800	—	800
TCW International Growth Fund
Asset Derivatives
Forward Currency Contracts	$—	$78	$78

Total Value	$—	$78	$78

Notional Amounts or Shares/Units (3)
Forward Currency Contracts	$—	$1,217,709	$1,217,709
TCW International Small Cap Fund
Asset Derivatives
Forward Currency Contracts	$—	$978	$978

Total Value	$—	$978	$978

Notional Amounts or Shares/Units (3)
Forward Currency Contracts	$—	$14,085,062	$14,085,062

(1)	Represents purchased options, at value.
(2)	Amount less than $1
(3)	Amount represents the number of contracts or notional value outstanding at the end of the period.

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses. When the contract is closed or delivery is taken, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund, and the TCW International Small Cap Fund had forward foreign currency contracts outstanding as of January 31, 2015.

Options: The Funds, with the exception of the TCW Conservative Allocation Fund, may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. Option contracts purchased and written by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Transactions in written option contracts for the period ended January 31, 2015, were as follows:

	TCW Global Real Estate Fund		TCW High Dividend Equities Fund
	Call Contracts	Call Premiums	Call Contracts	Call Premiums
Options outstanding at December 1, 2014	—	—	—	—
Options written	1,500	$1,960	1,400	$2,226
Options terminated in closing purchase transactions	—	—	—	—
Options exercised	(500)	(718)	—	—
Options expired	—	—	(600)	(696)
Options outstanding at January 31, 2015	1,000	$1,242	800	$1,530

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Funds segregate cash and/or securities in the amount or value at least equal to the amount of these transactions.

Participation Notes: The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include the possible failure of counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. The TCW Emerging Markets Multi-Asset Opportunities Fund held participation notes as of January 31, 2015, which are listed on the Schedule of Investments.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect the Funds obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Note 2 – Federal Income Taxes

At January 31, 2015, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$2,067	$(140)	$1,927	$11,805
TCW Conservative Allocation Fund	3,731	(471)	3,260	26,712
TCW Emerging Markets Multi-Asset Opportunities Fund	4,060	(2,038)	2,022	49,330
TCW Global Real Estate Fund	36	(18)	18	1,072
TCW Growth Equities Fund	6,763	(214)	6,549	17,286
TCW High Dividend Equities Fund	26	(61)	(35)	1,695
TCW International Growth Fund	247	(73)	174	2,359
TCW International Small Cap Fund	2,324	(2,444)	(120)	26,060
TCW Relative Value Dividend Appreciation Fund	284,699	(33,831)	250,868	876,778
TCW Relative Value Large Cap Fund	231,084	(10,945)	220,139	463,549
TCW Relative Value Mid Cap Fund	34,026	(6,362)	27,664	107,547
TCW Select Equities Fund	621,688	(381)	621,307	1,135,122
TCW Small Cap Growth Fund	36,257	(3,121)	33,136	116,844
TCW SMID Cap Growth Fund	10,031	(1,393)	8,638	36,784

Note 3 – Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended January 31, 2015 is as follows:

Name of Affiliated Fund	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (In Thousands)
Metropolitan West Total Return Bond Fund — I Class	554,686	3,851	(6,158)	552,379	$6,126
TCW Growth Equities Fund — I Class	115,248	12,891	(1,258)	126,881	1,486
TCW Relative Value Large Cap Fund — I Class	223,994	2,131	(2,471)	223,654	4,808
TCW Relative Value Mid Cap Fund — I Class	60,457	7,917	(670)	67,704	1,558
TCW Select Equities Fund — I Class	268,965	8,466	(2,962)	274,469	7,057
TCW Total Return Bond Fund — I Class	814,503	8,976	(9,050)	814,429	8,494

Total					$29,529

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 31, 2015.

Note 5 – Recently Issued Accounting Pronouncements

In June 2014, FASB issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (16.3% of Net Assets)
	Airlines (0.5%)
$60,520	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	$67,858
774,652	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	895,207
986,341	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 9%, due 01/08/18 (EETC)	1,084,975
857,164	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	950,916
516,474	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	608,147
580,533	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	662,534
2,280,501	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,615,449
905,683	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	966,251

	Total Airlines	7,851,337

	Auto Manufacturers (0.4%)
3,000,000	Ford Motor Credit Co. LLC, 1.192%, due 01/09/18 (1)	3,006,507
3,000,000	Ford Motor Credit Co. LLC, 1.7%, due 05/09/16	3,013,201

	Total Auto Manufacturers	6,019,708

	Banks (4.9%)
1,500,000	Bank of America Corp., 1.125%, due 04/01/19 (1)	1,503,038
3,000,000	Bank of America Corp., 1.5%, due 10/09/15	3,011,918
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,231,418
2,550,000	Bank of America N.A., 0.521%, due 06/15/16 (1)	2,532,844
1,000,000	Bank of America N.A., 0.541%, due 06/15/17 (1)	987,089
1,250,000	Bank of America N.A., 5.3%, due 03/15/17	1,345,053
2,300,000	Bank of America N.A., 6.1%, due 06/15/17	2,542,131
250,000	Barclays Bank PLC (United Kingdom), 5%, due 09/22/16	266,480
1,000,000	Chase Capital VI, 0.88%, due 08/01/28 (1)	850,000
1,930,000	Citigroup, Inc., 1.216%, due 07/25/16 (1)	1,943,151
1,062,000	Citigroup, Inc., 4.7%, due 05/29/15	1,076,171
4,717,000	Citigroup, Inc., 5.3%, due 01/07/16	4,910,035
1,110,000	Citigroup, Inc., 5.375%, due 08/09/20	1,283,543
425,000	Citigroup, Inc., 6%, due 08/15/17	470,800
275,000	Citigroup, Inc., 6.125%, due 05/15/18	312,125
725,000	Citigroup, Inc., 8.5%, due 05/22/19	914,570
3,500,000	Commonwealth Bank of Australia/New York, 1.95%, due 03/16/15	3,506,863
1,495,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	1,804,327

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$475,000	First Chicago NBD Institutional Capital I, 0.8%, due 02/01/27 (1)	$397,813
1,000,000	Goldman Sachs Group, Inc. (The), 1.417%, due 04/23/20 (1)	1,006,886
2,000,000	Goldman Sachs Group, Inc. (The), 1.6%, due 11/23/15	2,013,232
1,500,000	Goldman Sachs Group, Inc. (The), 1.836%, due 11/29/23 (1)	1,550,950
1,000,000	Goldman Sachs Group, Inc. (The), 5.25%, due 07/27/21	1,146,215
2,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	2,241,362
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	59,105
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,752,356
4,000,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (2)	4,503,177
1,500,000	JPMorgan Chase & Co., 3.15%, due 07/05/16	1,545,718
475,000	JPMorgan Chase & Co., 7.25%, due 02/01/18	550,481
500,000	JPMorgan Chase Bank N.A., 5.875%, due 06/13/16	532,550
3,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	4,311,003
730,000	JPMorgan Chase Capital XIII, 1.207%, due 09/30/34 (1)	620,500
5,750,000	JPMorgan Chase Capital XXI, 1.182%, due 01/15/87 (1)	4,693,438
2,000,000	JPMorgan Chase Capital XXIII, 1.232%, due 05/15/77 (1)	1,565,000
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (2)	1,002,287
2,750,000	Macquarie Bank, Ltd. (Australia), (144A), 6.625%, due 04/07/21 (2)	3,260,873
1,290,000	Morgan Stanley, 0.707%, due 10/18/16 (1)	1,286,846
400,000	Morgan Stanley, 0.733%, due 10/15/15 (1)	400,730
1,500,000	Morgan Stanley, 4.75%, due 03/22/17	1,602,768
575,000	Morgan Stanley, 5.45%, due 01/09/17	619,001
600,000	Morgan Stanley, 5.5%, due 07/24/20	691,310
1,750,000	Morgan Stanley, 5.625%, due 09/23/19	2,004,026
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,114,971
375,000	Morgan Stanley, 7.3%, due 05/13/19	451,988
3,000,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	3,028,814
2,000,000	Royal Bank of Scotland PLC (The) (United Kingdom), 4.875%, due 03/16/15	2,010,213
875,000	Royal Bank of Scotland PLC (The) (United Kingdom), 6.1%, due 06/10/23	983,841
1,000,000	Wells Fargo & Co., 5.375%, due 11/02/43	1,224,800

	Total Banks	78,663,810

	Chemicals (0.0%)
101,000	Rohm and Haas Co., 6%, due 09/15/17	112,311

	Commercial Services (0.4%)
1,250,000	Autopistas Metropolitanas de Puerto Rico LLC, (144A), 6.75%, due 06/30/35 (2)	1,048,165
4,185,000	Catholic Health Initiatives, 4.2%, due 08/01/23	4,613,591

	Total Commercial Services	5,661,756

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Diversified Financial Services (0.7%)
$565,000	General Electric Capital Corp., 0.612%, due 05/05/26 (1)	$529,461
3,315,000	General Electric Capital Corp., 0.712%, due 08/15/36 (1)	2,908,888
2,000,000	General Electric Capital Corp., 3.1%, due 01/09/23	2,073,474
1,000,000	General Electric Capital Corp., 3.15%, due 09/07/22	1,051,700
1,250,000	General Electric Capital Corp., 4.375%, due 09/16/20	1,400,630
1,000,000	General Electric Capital Corp., 4.65%, due 10/17/21	1,141,196
250,000	General Electric Capital Corp., 5.5%, due 01/08/20	292,790
1,000,000	International Lease Finance Corp., (144A), 6.75%, due 09/01/16 (2)	1,068,750

	Total Diversified Financial Services	10,466,889

	Electric (1.2%)
2,205,000	Berkshire Hathaway Energy Co., 4.5%, due 02/01/45	2,487,851
2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,312,359
3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	3,086,375
900,000	FirstEnergy Corp., 7.375%, due 11/15/31	1,182,136
3,300,000	Metropolitan Edison Co., (144A), 3.5%, due 03/15/23 (2)	3,411,322
1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22 (2)	1,015,975
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	476,159
150,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	194,507
2,545,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	3,027,400
250,000	Southern Power Co., 4.875%, due 07/15/15	254,594
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,149,933

	Total Electric	18,598,611

	Energy-Alternate Sources (0.1%)
1,274,157	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (2)	1,544,687

	Engineering & Construction (0.2%)
2,000,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 3.9%, due 03/22/23 (2)	2,115,624
1,000,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 5.125%, due 02/22/21 (2)	1,135,919

	Total Engineering & Construction	3,251,543

	Environmental Control (0.0%)
50,000	Waste Management, Inc., 7%, due 07/15/28	67,327

	Food (0.0%)
143,000	Kraft Foods Group, Inc., 5.375%, due 02/10/20	161,913

	Gas (0.3%)
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	490,178

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Gas (Continued)
$1,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	$2,248,179
2,000,000	KeySpan Gas East Corp., (144A), 5.819%, due 04/01/41 (2)	2,773,022

	Total Gas	5,511,379

	Healthcare-Products (0.0%)
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	281,128

	Healthcare-Services (1.4%)
175,000	Anthem, Inc., 5.875%, due 06/15/17	192,648
2,545,000	Hartford HealthCare Corp., 5.746%, due 04/01/44	3,133,352
3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	3,346,716
1,305,000	North Shore Long Island Jewish Health Care, Inc., 6.15%, due 11/01/43	1,793,148
3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	3,224,048
60,000	NYU Hospitals Center, 5.75%, due 07/01/43	77,340
3,860,000	Providence Health & Services Obligated Group, 1.205%, due 10/01/17 (1)	3,885,700
3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	3,543,572
2,270,000	Sutter Health, 2.286%, due 08/15/53	2,616,738

	Total Healthcare-Services	21,813,262

	Insurance (1.3%)
1,625,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (2)	2,345,194
2,250,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(2)	2,591,404
800,000	MetLife, Inc., 4.368%, due 09/15/23	899,981
300,000	MetLife, Inc., 5.7%, due 06/15/35	399,830
2,300,000	Metropolitan Life Global Funding I, (144A), 0.783%, due 07/15/16 (1)(2)	2,310,184
3,460,000	Metropolitan Life Global Funding I, (144A), 3.875%, due 04/11/22 (2)	3,774,742
4,000,000	Pricoa Global Funding I, (144A), 1.6%, due 05/29/18 (2)	4,005,438
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,116,141
3,700,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	3,885,000

	Total Insurance	21,327,914

	Iron & Steel (0.0%)
380,000	ArcelorMittal (Luxembourg), 5%, due 02/25/17	398,050

	Media (0.0%)
200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	231,293

	Mining (0.2%)
2,400,000	Barrick Gold Corp. (Canada), 4.1%, due 05/01/23	2,387,316

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Mining (Continued)
$300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	$340,884

	Total Mining	2,728,200

	Oil & Gas (0.0%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	267,431

	Pharmaceuticals (0.0%)
250,000	Eli Lilly & Co., 5.2%, due 03/15/17	273,219

	Pipelines (1.5%)
1,000,000	El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21	1,077,028
3,500,000	Energy Transfer Partners LP, 5.95%, due 10/01/43	4,010,807
1,050,000	Enterprise Products Operating LLC, 3.35%, due 03/15/23	1,075,165
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22 (2)	2,081,526
500,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (2)	506,463
250,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (2)	305,609
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	776,787
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	1,004,073
2,500,000	Plains All American Pipeline LP/PAA Finance Corp., 2.85%, due 01/31/23	2,446,392
3,350,000	Ruby Pipeline LLC, (144A), 6%, due 04/01/22 (2)	3,690,004
2,590,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	3,234,575
1,005,000	Tennessee Gas Pipeline Co., 8%, due 02/01/16	1,067,730
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,768,717
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	477,603

	Total Pipelines	24,522,479

	Real Estate (0.1%)
850,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	918,252

	REIT (2.4%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,459,960
3,000,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2%, due 02/06/17	2,895,000
3,000,000	AvalonBay Communities, Inc., 2.95%, due 09/15/22	3,042,858
1,000,000	AvalonBay Communities, Inc., 3.95%, due 01/15/21	1,086,598
2,200,000	Boston Properties LP, 5.875%, due 10/15/19	2,586,109
960,000	ERP Operating LP, 6.584%, due 04/13/15	972,480
2,295,000	HCP, Inc., 3.875%, due 08/15/24	2,412,789
3,000,000	HCP, Inc., 6%, due 01/30/17	3,278,739
715,000	HCP, Inc., 6.3%, due 09/15/16	772,799
605,000	Health Care REIT, Inc., 3.75%, due 03/15/23	630,776
545,000	Health Care REIT, Inc., 4.95%, due 01/15/21	612,919

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	REIT (Continued)
$3,400,000	Health Care REIT, Inc., 6.125%, due 04/15/20	$3,994,986
710,000	Health Care REIT, Inc., 6.5%, due 03/15/41	984,599
2,900,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	3,312,785
350,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	382,803
1,459,000	Highwoods Realty LP, 7.5%, due 04/15/18	1,700,457
300,000	Liberty Property LP, 5.125%, due 03/02/15	300,953
1,925,000	Nationwide Health Properties, Inc., 6%, due 05/20/15	1,955,001
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,648,639
1,000,000	SL Green Realty Corp., 7.75%, due 03/15/20	1,218,316
1,500,000	Ventas Realty LP / Ventas Capital Corp., 2.7%, due 04/01/20	1,524,459

	Total REIT	38,774,025

	Retail (0.2%)
3,000,000	Walgreens Boots Alliance, Inc., 0.682%, due 05/18/16 (1)	3,001,317

	Telecommunications (0.5%)
1,625,000	AT&T, Inc., 2.625%, due 12/01/22	1,610,244
739,000	AT&T, Inc., 6.5%, due 09/01/37	949,548
1,500,000	Qwest Corp., 7.25%, due 09/15/25	1,788,304
2,000,000	Verizon Communications, Inc., 1.991%, due 09/14/18 (1)	2,089,765
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	161,101
2,000,000	Verizon Communications, Inc., (144A), 4.862%, due 08/21/46 (2)	2,175,270

	Total Telecommunications	8,774,232

	Total Corporate Bonds (Cost: $245,885,106)	261,222,073

	Municipal Bonds (1.0%)
1,465,000	City of Chicago, Illinois, General Obligation Unlimited, 6.05%, due 01/01/29	1,570,978
2,640,000	City of Houston, Texas, General Obligation, 6.29%, due 03/01/32	3,444,936
1,500,000	City of New York, General Obligation Unlimited, 5.047%, due 10/01/24	1,753,260
1,250,000	City of New York, General Obligation Unlimited, 5.517%, due 10/01/37	1,558,412
875,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	963,489
1,500,000	Illinois State, General Obligation Bond, 4.35%, due 06/01/18	1,569,150
1,505,000	Illinois State, General Obligation Unlimited, 4.95%, due 06/01/23	1,609,658
3,000,000	Illinois State, General Obligation Unlimited, 6.2%, due 07/01/21	3,388,140
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	846,778

	Total Municipal Bonds (Cost: $15,516,020)	16,704,801

	Foreign Government Bonds (Cost: $199,033) (0.0%)
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	215,660

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (9.1%)
$2,045,832	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (2)	$2,274,031
2,353,976	321 Henderson Receivables I LLC (14-2A-A), (144A), 3.61%, due 01/17/73 (2)	2,463,819
2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.268%, due 12/27/44 (1)(2)	2,808,655
2,500,000	ALM Loan Funding (12-7A-A1), (144A), 1.677%, due 10/19/24 (1)(2)	2,496,390
2,350,000	AMMC CDO (14-14A-A1L), (144A), 1.706%, due 07/27/26 (1)(2)	2,332,636
1,000,000	Babson CLO, Ltd. (14-IIA-A), (144A), 1.656%, due 10/17/26 (1)(2)	993,223
1,600,000	Ballyrock CLO, Ltd. (14-1A-A1), (144A), 1.711%, due 10/20/26 (1)(2)	1,599,294
2,247,647	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.398%, due 12/25/36 (1)(2)	1,969,601
1,534,901	Beacon Container Finance LLC (12-1A-A), (144A), 3.72%, due 09/20/27 (2)	1,581,728
1,816,391	Brazos Education Loan Authority, Inc. (12-1-A1), 0.868%, due 12/26/35 (1)	1,809,145
661,675	Brazos Higher Education Authority, Inc. (06-2-A9), 0.264%, due 12/26/24 (1)	651,617
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 1.433%, due 02/25/35 (1)	692,921
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.283%, due 11/25/33 (1)	1,722,401
1,910,375	CAL Funding II, Ltd. (12-1A-A), (144A), 3.47%, due 10/25/27 (2)	1,913,730
1,056,665	College Loan Corp. Trust (05-2-A3), 0.383%, due 04/15/25 (1)	1,054,163
1,150,000	Cronos Containers Program, Ltd. (12-2A-A), (144A), 3.81%, due 09/18/27 (2)	1,150,239
3,960,000	Dryden Senior Loan Fund (15-37A-A), (144A), 1.753%, due 04/15/27 (2)(3)	3,960,023
3,329,511	Educational Funding of the South, Inc. (11-1-A2), 0.906%, due 04/25/35 (1)	3,340,562
1,624,928	Educational Services of America, Inc. (12-2-A), (144A), 0.898%, due 04/25/39 (1)(2)	1,628,190
2,500,000	Flatiron CLO, Ltd. (14-1A-A1), (144A), 1.637%, due 07/17/26 (1)(2)	2,477,035
3,266,364	GCO Education Loan Funding Trust (06-2AR-A1RN), (144A), 0.818%, due 08/27/46 (1)(2)	3,130,604
237,284	GE Business Loan Trust (03-1-A), (144A), 0.597%, due 04/15/31 (1)(2)	228,378
206,111	GE Business Loan Trust (04-1-A), (144A), 0.457%, due 05/15/32 (1)(2)	199,922
892,844	GE Business Loan Trust (04-2A-A), (144A), 0.387%, due 12/15/32 (1)(2)	871,422
3,272,750	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (2)	3,288,269
2,865,439	Higher Education Funding I (14-1-A), (144A), 1.283%, due 05/25/34 (1)(2)	2,844,542
1,932,751	Iowa Student Loan Liquidity Corp. (11-1-A), 1.505%, due 06/25/42 (1)	1,957,046
3,600,000	Limerock CLO II, Ltd. (14-2A-A), (144A), 1.757%, due 04/18/26 (1)(2)	3,584,059
3,400,000	Magnetite XI, Ltd. (14-11A-A1), (144A), 1.685%, due 01/18/27 (1)(2)	3,401,873
2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.218%, due 07/20/43 (1)	2,378,828
5,770,987	Navient Student Loan Trust (14-2-A), 0.808%, due 03/25/43 (1)	5,732,509
5,762,096	Navient Student Loan Trust (14-3-A), 0.788%, due 03/25/43 (1)	5,718,572
2,877,170	Navient Student Loan Trust (14-4-A), 0.788%, due 03/25/43 (1)	2,854,574
5,073,762	Nelnet Student Loan Trust (11-1A-A), (144A), 1.018%, due 02/25/43 (1)(2)	5,152,908

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$2,965,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.118%, due 11/25/43 (1)(2)	$2,988,851
3,000,000	Nomad CLO, Ltd. (13-1A-A1), (144A), 1.453%, due 01/15/25 (1)(2)	2,960,877
2,600,000	Oak Hill Credit Partners (12-7A-A), (144A), 1.652%, due 11/20/23 (1)(2)	2,583,287
2,242,837	Octagon Investment Partners XI, Ltd. (07-1A-A1B), (144A), 0.493%, due 08/25/21 (1)(2)	2,212,223
2,459,489	SLC Student Loan Trust (05-3-B), 0.491%, due 06/15/40 (1)	2,229,349
6,434,092	SLM Student Loan Trust (04-10-A5B), (144A), 0.656%, due 04/25/23 (1)(2)	6,438,522
1,194,679	SLM Student Loan Trust (05-6-B), 0.546%, due 01/25/44 (1)	1,074,410
1,221,618	SLM Student Loan Trust (06-10-B), 0.476%, due 03/25/44 (1)	1,072,180
3,400,000	SLM Student Loan Trust (06-2-A6), 0.426%, due 01/25/41 (1)	3,231,057
3,400,000	SLM Student Loan Trust (06-8-A6), 0.416%, due 01/25/41 (1)	3,176,771
1,215,537	SLM Student Loan Trust (07-1-B), 0.476%, due 01/27/42 (1)	1,063,304
648,646	SLM Student Loan Trust (07-6-B), 1.106%, due 04/27/43 (1)	598,777
710,000	SLM Student Loan Trust (08-2-B), 1.456%, due 01/25/29 (1)	662,434
710,000	SLM Student Loan Trust (08-3-B), 1.456%, due 04/25/29 (1)	663,181
8,380,000	SLM Student Loan Trust (08-4-A4), 1.906%, due 07/25/22 (1)	8,810,828
710,000	SLM Student Loan Trust (08-4-B), 2.106%, due 04/25/29 (1)	706,989
710,000	SLM Student Loan Trust (08-5-B), 2.106%, due 07/25/29 (1)	713,647
7,450,000	SLM Student Loan Trust (08-6-A3), 1.006%, due 01/25/19 (1)	7,486,908
710,000	SLM Student Loan Trust (08-6-B), 2.106%, due 07/25/29 (1)	712,115
710,000	SLM Student Loan Trust (08-7-B), 2.106%, due 07/25/29 (1)	715,224
710,000	SLM Student Loan Trust (08-8-B), 2.506%, due 10/25/29 (1)	744,066
6,565,955	SLM Student Loan Trust (08-9-A), 1.756%, due 04/25/23 (1)	6,744,489
710,000	SLM Student Loan Trust (08-9-B), 2.506%, due 10/25/29 (1)	747,362
2,000,000	SLM Student Loan Trust (11-2-A2), 1.368%, due 10/25/34 (1)	2,051,478
2,600,000	SLM Student Loan Trust (12-7-A3), 0.818%, due 05/26/26 (1)(4)	2,591,967
2,513,570	SLM Student Loan Trust (13-4-A), 0.72%, due 06/25/27 (1)	2,509,949
587,500	TAL Advantage I LLC (06-1A-NOTE), (144A), 0.358%, due 04/20/21 (1)(2)	583,481

	Total Asset-Backed Securities (Cost: $144,038,338)	146,336,635

	Commercial Mortgage-Backed Securities — Agency (5.7%)
3,425,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K004-A2), 4.186%, due 08/25/19	3,805,728
2,915,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20	3,227,064
2,755,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (1)	3,075,778
7,095,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K041-A2), 3.171%, due 10/25/24	7,664,594

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$4,759,328	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF02-A3), 0.798%, due 07/25/20 (1)	$4,775,097
7,918,286	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF05-A), 0.504%, due 09/25/21 (1)	7,927,983
2,100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KSCT-A2), 4.285%, due 01/25/20	2,339,400
5,633,750	Federal National Mortgage Association, (12-M12-1A), 2.84%, due 08/25/22 (ACES) (1)	5,954,402
5,075,814	Federal National Mortgage Association, (12-M15-A), 2.656%, due 10/25/22 (ACES) (1)	5,287,958
6,205,062	Federal National Mortgage Association, (14-M12-FA), 0.468%, due 10/25/21 (ACES) (1)(4)	6,241,960
5,680,623	Federal National Mortgage Association, Pool #462237, 5.525%, due 07/01/16	5,997,351
1,198,507	Federal National Mortgage Association, Pool #464959, 4.12%, due 04/01/20	1,335,968
1,826,829	Federal National Mortgage Association, Pool #468048, 4.41%, due 05/01/21	2,097,898
4,291,107	Federal National Mortgage Association, Pool #745935, 5.683%, due 08/01/16 (4)	4,515,386
2,305,000	Federal National Mortgage Association, Pool #AE0134, 4.399%, due 02/01/20 (4)	2,589,217
3,941,326	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (4)	4,342,272
2,147,549	Federal National Mortgage Association, Pool #Al0151, 4.378%, due 04/01/21	2,437,387
6,605,060	Federal National Mortgage Association, Pool #AL3382, 2.354%, due 03/01/23	6,760,022
2,473,574	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20	2,706,293
3,375,707	Federal National Mortgage Association, Pool #FN0001, 3.763%, due 12/01/20	3,724,537
2,687,587	Federal National Mortgage Association, Pool #FN0003, 4.297%, due 01/01/21 (4)	3,044,374
1,852,421	NCUA Guaranteed Notes (11-C1-2A), 0.698%, due 03/09/21 (1)	1,858,179

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $90,499,594)	91,708,848

	Commercial Mortgage-Backed Securities — Non-Agency (3.2%)
3,275,627	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.14%, due 10/12/42 (1)	3,335,167
606,180	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	606,076
951,272	GE Capital Commercial Mortgage Corp. (05-C4-A3A), 5.313%, due 11/10/45 (1)	952,179
3,400,000	GE Capital Commercial Mortgage Corp. (05-C4-A4), 5.313%, due 11/10/45 (1)	3,450,932
4,053,093	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP8-A1A), 5.397%, due 05/15/45	4,251,786
4,570,000	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A3), (144A), 4.388%, due 02/15/46 (2)	4,964,332
7,508,682	LB-UBS Commercial Mortgage Trust (06-C7-A2), 5.3%, due 11/15/38	7,615,745
5,897,320	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-4-A1A), 5.166%, due 12/12/49	6,233,998
926,199	Morgan Stanley Capital I Trust (07-HQ12-A2FX), 5.607%, due 04/12/49 (1)	926,791
1,109,532	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	1,145,190
4,010,304	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (1)	4,029,495
3,600,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	3,908,956

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$2,800,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	$3,000,654
2,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	2,375,706
4,300,000	WFRBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (2)	4,687,766

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $52,048,643)	51,484,773

	Residential Mortgage-Backed Securities — Agency (22.6%)
339,506	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	386,822
811,107	Federal Home Loan Mortgage Corp. (2575-FD), 0.617%, due 02/15/33 (PAC) (1)	818,261
536,278	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	577,386
8,138,989	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42 (4)	8,446,488
233,299	Federal Home Loan Mortgage Corp. (3315-S), 6.244%, due 05/15/37 (I/O) (I/F) (1)	24,049
1,097,755	Federal Home Loan Mortgage Corp. (3339-JS), 41.753%, due 07/15/37 (I/F) (1)	2,163,169
1,057,280	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,178,941
1,530,811	Federal Home Loan Mortgage Corp. (3380-SM), 6.244%, due 10/15/37 (I/O) (I/F) (1)	254,520
1,185,159	Federal Home Loan Mortgage Corp. (3382-FL), 0.867%, due 11/15/37 (1)	1,196,971
5,128,647	Federal Home Loan Mortgage Corp. (3439-SC), 5.734%, due 04/15/38 (I/O) (I/F) (1)	762,141
2,067,412	Federal Home Loan Mortgage Corp. (3578-DI), 6.484%, due 04/15/36 (I/O) (I/F) (1)	360,590
5,438,292	Federal Home Loan Mortgage Corp. (4139-PA), 2.5%, due 11/15/41 (PAC) (4)	5,587,636
57,257	Federal Home Loan Mortgage Corp., Pool #1A1127, 2.515%, due 01/01/37 (1)	58,725
3,973,329	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	4,457,884
32,550	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	34,391
15,979	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	17,025
31,027	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	34,591
4,485,200	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41 (4)	4,912,950
3,565,402	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	3,894,290
2,477,018	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41 (4)	2,693,757
1,367,228	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41	1,502,455
15,180,000	Federal Home Loan Mortgage Corp., Pool #G08623, 3.5%, due 01/01/45	16,022,544
3,733,852	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41	3,989,971
5,823,761	Federal Home Loan Mortgage Corp., Pool #Q20178, 3.5%, due 07/01/43 (4)	6,230,108
357,809	Federal National Mortgage Association (01-14-SH), 10.797%, due 03/25/30 (I/F) (1)	598,989
455,224	Federal National Mortgage Association (01-34-FV), 0.668%, due 08/25/31 (1)	460,687
2,993	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	3,040
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,409,308
47,581	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	47,579
1,832,967	Federal National Mortgage Association (07-89-GF), 0.688%, due 09/25/37 (1)	1,853,064
381,446	Federal National Mortgage Association (08-30-SA), 6.682%, due 04/25/38 (I/O) (I/F) (1)	46,513
500,725	Federal National Mortgage Association (08-62-SN), 6.032%, due 07/25/38 (I/O) (I/F) (1)	63,954
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	4,260,786

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$242,480	Federal National Mortgage Association (09-68-SA), 6.582%, due 09/25/39 (I/O) (I/F) (1)	$40,376
3,790,270	Federal National Mortgage Association (10-26-AS), 6.162%, due 03/25/40 (I/O) (I/F) (1)	520,942
4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,587,091
36,308	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	40,741
26,286	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	30,553
116,205	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	123,046
99,879	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	108,408
132,705	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	140,207
2,234,254	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26 (4)	2,395,510
2,133,260	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41 (4)	2,268,299
3,840,853	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41 (4)	4,189,127
2,871,620	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41 (4)	3,060,756
5,784,163	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (4)	6,191,765
4,247,996	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39	4,643,756
1,265,301	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	1,415,683
2,045,375	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	2,318,586
5,440,000	Federal National Mortgage Association, Pool #AL6307, 4.5%, due 01/01/45	5,918,676
11,137,825	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43	11,896,588
5,467,265	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	5,727,606
10,029,467	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	10,655,166
10,868,184	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33	11,561,030
5,660,000	Federal National Mortgage Association TBA, 3% (5)	5,940,566
48,870,000	Federal National Mortgage Association TBA, 3% (5)	50,423,914
2,780,000	Federal National Mortgage Association TBA, 3.5% (5)	2,951,578
23,795,000	Federal National Mortgage Association TBA, 3.5% (5)	25,137,187
21,730,000	Federal National Mortgage Association TBA, 3.5% (5)	22,905,627
42,795,000	Federal National Mortgage Association TBA, 4% (5)	45,834,114
17,245,000	Federal National Mortgage Association TBA, 4.5% (5)	18,696,678
1,533,920	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	1,647,910
839,745	Government National Mortgage Association (08-27-SI), 6.302%, due 03/20/38 (I/O) (I/F) (1)	134,296
3,330,484	Government National Mortgage Association (08-81-S), 6.032%, due 09/20/38 (I/O) (I/F) (1)	529,023
1,430,500	Government National Mortgage Association (09-66-UF), 1.168%, due 08/16/39 (1)	1,457,239
5,517,341	Government National Mortgage Association (10-1-S), 5.582%, due 01/20/40 (I/O) (I/F) (1)(4)	810,496
131,352	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	144,358
329,982	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	365,725
2,875,000	Government National Mortgage Association II TBA, 3% (5)	2,983,486
6,550,000	Government National Mortgage Association II TBA, 3.5% (5)	6,917,414

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$1,515,000	Government National Mortgage Association II TBA, 4% (5)	$1,615,961
10,735,000	Government National Mortgage Association II TBA, 4.5% (5)	11,654,184
2,338,406	NCUA Guaranteed Notes (10-R1-1A), 0.618%, due 10/07/20 (1)(6)	2,352,291
1,347,594	NCUA Guaranteed Notes (10-R2-1A), 0.538%, due 11/06/17 (1)	1,351,174
1,112,853	NCUA Guaranteed Notes (10-R3-1A), 0.728%, due 12/08/20 (1)	1,122,765
936,954	NCUA Guaranteed Notes (10-R3-2A), 0.728%, due 12/08/20 (1)	945,794
1,340,405	NCUA Guaranteed Notes (11-R1-1A), 0.618%, due 01/08/20 (1)	1,348,077
1,308,097	NCUA Guaranteed Notes (11-R2-1A), 0.568%, due 02/06/20 (1)	1,313,795

	Total Residential Mortgage-Backed Securities — Agency (Cost: $350,235,799)	361,767,149

	Residential Mortgage-Backed Securities — Non-Agency (7.3%)
533,158	Argent Securities, Inc. (05-W2-A2B1), 0.368%, due 10/25/35 (1)	531,953
981,997	Asset-Backed Funding Certificates (05-WMC1-M1), 0.828%, due 06/25/35 (1)	971,651
2,595,953	Asset-Backed Securities Corp. Home Equity (05-HE6-M2), 0.678%, due 07/25/35 (1)	2,581,239
170,394	Banc of America Funding Corp. (06-G-2A3), 0.338%, due 07/20/36 (1)	170,672
3,970,000	Bear Stearns Asset-Backed Securities Trust (06-HE1-1M1), 0.58%, due 12/25/35 (1)	3,818,942
1,112,603	Carrington Mortgage Loan Trust (05-NC5-A2), 0.488%, due 10/25/35 (1)	1,110,303
840,226	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (1)	847,471
1,461,230	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (1)	1,468,991
659,264	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35 (6)	547,375
1,884,132	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	2,016,496
3,539,644	Countrywide Asset-Backed Certificates (05-11-MV1), 0.64%, due 02/25/36 (1)	3,531,810
21,843	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	23,427
215,254	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF8-A2D), 0.548%, due 09/25/35 (1)	215,276
1,054,135	GSAA Trust (05-3-M1), 0.845%, due 12/25/34 (1)	1,046,086
845,000	GSAMP Trust (05-HE5-M1), 0.588%, due 11/25/35 (1)	810,626
1,862,654	HSBC Home Equity Loan Trust USA (07-1-AM), 0.408%, due 03/20/36 (1)	1,851,869
430,185	HSBC Home Equity Loan Trust USA (07-2-AM), 0.408%, due 07/20/36 (1)	419,452
2,366,435	HSBC Home Equity Loan Trust USA (07-3-APT), 1.368%, due 11/20/36 (1)	2,363,773
1,821,944	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 0.358%, due 12/25/35 (1)	1,791,188
1,572,934	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.408%, due 04/25/35 (1)	1,409,382
5,235,081	JPMorgan Mortgage Acquisition Corp. (05-OPT1-M1), 0.618%, due 06/25/35 (1)	5,207,691
172,004	MASTR Asset-Backed Securities Trust (05-WF1-A2D), 0.538%, due 06/25/35 (1)	171,917
1,965,626	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	2,360,744
2,610,812	Morgan Stanley ABS Capital I, Inc. Trust (05-WMC6-M2), 0.918%, due 07/25/35 (1)	2,627,508
2,172,909	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.083%, due 07/25/34 (1)	2,095,189
6,239,000	Morgan Stanley Home Equity Loan Trust (05-1-M3), 0.948%, due 12/25/34 (1)	6,057,651

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$458,277	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.685%, due 04/25/34 (1)	$466,312
2,248,995	New Century Home Equity Loan Trust (05-1-A2C), 0.868%, due 03/25/35 (1)	2,254,275
3,999,585	New Century Home Equity Loan Trust (05-2-M1), 0.598%, due 06/25/35 (1)	3,977,759
3,444,112	New Century Home Equity Loan Trust (05-3-M1), 0.648%, due 07/25/35 (1)	3,437,520
7,107,984	New Century Home Equity Loan Trust (05-3-M2), 0.658%, due 07/25/35 (1)	6,831,078
3,253,078	New Century Home Equity Loan Trust (05-4-A2C), 0.538%, due 09/25/35 (1)	3,252,519
4,611,401	Nomura Resecuritization Trust (14-5R-3A1), (144A), 0.41%, due 01/26/47 (1)(2)	4,478,395
7,109,000	Nomura Resecuritization Trust (15-1R-6A1), (144A), 1%, due 05/21/47 (2)	6,909,237
1,412,742	Park Place Securities, Inc. (04-WWF1-M2), 1.188%, due 12/25/34 (1)	1,406,536
2,717,955	Park Place Securities, Inc. (05-WCH1-M2), 0.688%, due 01/25/36 (1)	2,711,818
5,182,852	Park Place Securities, Inc. (05-WCW2-A2D), 0.538%, due 07/25/35 (1)	5,185,013
5,728,294	Park Place Securities, Inc. (05-WHQ2-A1B), 0.438%, due 05/25/35 (1)	5,722,570
5,568,187	Park Place Securities, Inc. (05-WHQ4-A2D), 0.538%, due 09/25/35 (1)	5,531,560
2,025,517	RASC Trust (06-KS4-A3), 0.318%, due 06/25/36 (1)	2,029,015
1,037,566	Structured Asset Securities Corp. (03-34A-5A4), 2.617%, due 11/25/33 (1)	1,042,669
1,664,110	Structured Asset Securities Corp. (05-GEL4-M1), 0.69%, due 08/25/35 (1)	1,642,753
530,741	Structured Asset Securities Corp. (05-WF4-A4), 0.528%, due 11/25/35 (1)	531,251
3,961,265	WaMu Mortgage Pass-Through Certificates (05-AR3-A2), 2.397%, due 03/25/35 (1)	3,971,168
356,032	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (6)	336,764
8,215,342	Wells Fargo Home Equity Trust (04-2-A33), 0.668%, due 10/25/34 (1)	7,996,731
997,882	Wells Fargo Home Equity Trust (05-2-M1), 0.568%, due 08/25/35 (1)	999,324

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $113,172,585)	116,762,949

	U.S. Government Agency Obligations (1.1%)
5,860,000	Federal Farm Credit Bank Funding Corp., 0.187%, due 09/14/16 (1)	5,861,172
6,065,000	Federal Farm Credit Bank Funding Corp., 0.198%, due 04/26/17 (1)	6,069,718
6,050,000	Federal Home Loan Bank, 0.75%, due 05/26/28	6,062,334

	Total U.S. Government Agency Obligations (Cost: $17,964,691)	17,993,224

	U.S. Treasury Securities (33.6%)
51,035,000	U.S. Treasury Bond, 3%, due 11/15/44	59,290,710
2,887,415	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (7)	2,952,832
19,338,030	U.S. Treasury Inflation Indexed Bond, 1.375%, due 02/15/44 (7)	23,793,633
12,682,344	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/16 (7)	12,736,840
5,424,017	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/17 (7)	5,496,054
13,480,760	U.S. Treasury Inflation Indexed Note, 0.125%, due 07/15/24 (7)	13,669,332
1,934,892	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (7)	1,915,468

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$3,195,768	U.S. Treasury Inflation Indexed Note, 2%, due 01/15/16 (7)	$3,254,439
8,000,000	U.S. Treasury Note, 0.375%, due 01/15/16 (4)	8,016,248
36,885,000	U.S. Treasury Note, 0.5%, due 07/31/16 (4)	36,991,492
65,660,000	U.S. Treasury Note, 0.5%, due 08/31/16 (4)	65,813,907
87,300,000	U.S. Treasury Note, 0.5%, due 09/30/16 (4)	87,484,116
7,690,000	U.S. Treasury Note, 0.875%, due 09/15/16 (4)	7,753,103
16,905,000	U.S. Treasury Note, 0.875%, due 05/15/17 (4)	17,030,469
6,925,000	U.S. Treasury Note, 0.875%, due 07/15/17 (4)	6,969,996
29,945,000	U.S. Treasury Note, 1.625%, due 12/31/19	30,578,995
8,700,000	U.S. Treasury Note, 2.125%, due 01/31/21 (4)	9,068,393
138,800,000	U.S. Treasury Note, 2.25%, due 11/15/24	145,935,153

	Total U.S. Treasury Securities (Cost: $524,478,282)	538,751,180

	Total Fixed Income Securities (Cost: $1,554,038,091) (99.9%)	1,602,947,292

Number of Shares	Money Market Investments
10,826,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (8)	10,826,000
14,966,000	Morgan Stanley Liquidity Fund - Government Portfolio, 0.04% (8)	14,966,000

	Total Money Market Investments (Cost: $25,792,000) (1.6%)	25,792,000

Principal Amount	Short-Term Investments
	Certificate of Deposit (0.4%)
	Banks (Cost: $6,000,000) (0.4%)
$6,000,000	Credit Suisse/New York (Switzerland), 0.553%, due 08/24/15 (1)	6,001,746

	Commercial Paper (0.9%)
	Electric (Cost: $13,999,487) (0.9%)
14,000,000	National Rural Utilities Cooperative Finance Corp., 0%,due 02/11/15 (8)	13,999,394

	Discount Notes (6.3%)
13,000,000	Federal Agricultural Mortgage Corp., 0.06%, due 02/11/15 (9)	12,999,961
15,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 02/12/15 (9)	14,999,955
16,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 02/26/15 (9)	15,999,888
15,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 03/11/15 (9)	14,999,745
15,500,000	Federal Home Loan Bank Discount Note, 0.06%, due 02/20/15 (9)	15,499,922
15,000,000	Federal Home Loan Bank Discount Note, 0.07%, due 02/04/15 (4)(9)	14,999,985
12,000,000	Federal Home Loan Bank Discount Note, 0.1%, due 03/04/15 (9)	11,999,832

	Total Discount Notes (Cost: $101,495,385)	101,499,288

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (4.6%)
$50,000,000	RBS Securities Inc., 0.06%, due 02/02/15 (collateralized by $31,192,050 Federal Home Loan Bank, 2.25% to 5.365%, maturity dates ranging from 04/18/17 - 06/29/32, valued at $34,156,427; $14,441,400 Federal Home Loan Mortgage Corp., 0.45% to 6.75%, maturity dates ranging from 01/15/16 - 09/15/29, valued at $16,848,033) (Total Amount to be Received Upon Repurchase $50,000,250)	$50,000,000
23,692,009	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $24,080,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $24,170,300) (Total Amount to be Received Upon Repurchase $23,692,009)	23,692,009

	Total Repurchase Agreement (Cost: $73,692,009)	73,692,009

	Total Short-Term Investments (Cost: $195,186,881) (12.2%)	195,192,437

	Total Investments (Cost: $1,775,016,972) (113.7%)	1,823,931,729
	Liabilities in Excess of Other Assets (-13.7%)	(219,677,420)

	Net Assets (100.0%)	$1,604,254,309

Notes to the Schedule of Investments:

ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
CDO	-	Collateralized Debt Obligation.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2015.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $142,314,253 or 8.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(4)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 1)

(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(7)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(8)	Rate disclosed is the 7-day net yield as of January 31, 2015.

(9)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Airlines	0.5%
Asset-Backed Securities	9.1
Auto Manufacturers	0.4
Banks	4.9
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	5.7
Commercial Mortgage-Backed Securities — Non-Agency	3.2
Commercial Services	0.4
Diversified Financial Services	0.7
Electric	1.2
Energy-Alternate Sources	0.1
Engineering & Construction	0.2
Environmental Control	0.0	*
Food	0.0	*
Foreign Government Bonds	0.0	*
Gas	0.3
Healthcare-Products	0.0	*
Healthcare-Services	1.4
Insurance	1.3
Iron & Steel	0.0	*
Media	0.0	*
Mining	0.2
Municipal Bonds	1.0
Oil & Gas	0.0	*
Pharmaceuticals	0.0	*
Pipelines	1.5
REIT	2.4
Real Estate	0.1
Residential Mortgage-Backed Securities — Agency	22.6
Residential Mortgage-Backed Securities — Non-Agency	7.3
Retail	0.2
Telecommunications	0.5
U.S. Government Agency Obligations	1.1
U.S. Treasury Securities	33.6
Money Market Investments	1.6
Short-Term Investments	12.2

Total	113.7%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount		Fixed Income Securities	Value
		Argentina (2.2% of Net Assets)
	$40,659,102	Argentine Republic Government International Bond, 8.28%, due 12/31/33 (1)	$37,711,317
	65,860,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17 (1)	61,743,750

		Total Argentina (Cost: $93,485,705)	99,455,067

		Bahrain (Cost: $56,461,391) (1.2%)
	56,000,000	Bahrain Government International Bond, (144A), 6%, due 09/19/44 (2)	54,600,000

		Belarus (Cost: $18,056,560) (0.4%)
	18,100,000	Republic of Belarus, (Reg. S), 8.75%, due 08/03/15 (3)(4)	17,178,348

		Brazil (9.0%)
	80,400,000	Brazil Minas SPE via State of Minas Gerais, (Reg. S), 5.333%, due 02/15/28 (4)	79,596,000
BRL	197,400,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/17 (3)	70,761,486
BRL	30,000,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/18	10,640,203
BRL	31,000,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	10,664,331
	$41,450,000	Brazilian Government International Bond, 4.25%, due 01/07/25	41,398,187
	65,000,000	Brazilian Government International Bond, 5%, due 01/27/45 (3)	63,050,000
	49,900,000	CIMPOR Financial Operations BV, (144A), 5.75%, due 07/17/24 (2)	37,425,000
	20,000,000	Petrobras Global Finance BV, 6.25%, due 03/17/24	18,116,600
	69,400,000	Petrobras International Finance Co., 6.75%, due 01/27/41	57,081,500
	26,000,000	Petrobras International Finance Co., 6.875%, due 01/20/40	21,643,180

		Total Brazil (Cost: $456,827,658)	410,376,487

		Chile (3.9%)
	40,800,000	Empresa Electrica Angamos S.A., (144A), 4.875%, due 05/25/29 (2)	41,122,320
	45,935,000	GeoPark Latin America, Ltd. Agencia en Chile, (144A), 7.5%, due 02/11/20 (2)(3)	33,699,294
	13,450,000	GNL Quintero S.A., (144A), 4.634%, due 07/31/29 (2)	13,953,407
	45,750,000	Guanay Finance, Ltd., (144A), 6%, due 12/15/20 (2)	47,694,375
	43,000,000	Tanner Servicios Financieros S.A., (144A), 4.375%, due 03/13/18 (2)	42,376,500

		Total Chile (Cost: $192,563,953)	178,845,896

		China (2.7%)
	37,550,000	Alibaba Group Holding, Ltd., (144A), 3.6%, due 11/28/24 (2)	38,252,448
	27,000,000	Bank of China, Ltd., (144A), 5%, due 11/13/24 (2)	28,720,925
	5,415,000	Hyva Global BV, (Reg. S), 8.625%, due 03/24/16 (3)(4)	5,092,807
	50,000,000	Industrial & Commercial Bank of China, Ltd., (144A), 6%, due 12/29/49 (2)(5)(6)	51,875,000

		Total China (Cost: $120,929,029)	123,941,180

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount		Fixed Income Securities	Value
		Colombia (5.4%)
	$83,800,000	Avianca Holdings S.A., (144A), 8.375%, due 05/10/20 (2)	$85,425,720
	17,000,000	Banco Davivienda S.A., (144A), 5.875%, due 07/09/22 (2)	17,212,500
	36,000,000	Bancolombia S.A., 6.125%, due 07/26/20 (3)	38,671,200
	36,504,000	Colombia Government International Bond, 4%, due 02/26/24	37,964,160
	41,650,000	Colombia Government International Bond, 5%, due 06/15/45	44,253,125
COP	43,000,000,000	Colombian TES (Treasury) Bond, 10%, due 07/24/24	21,835,386

		Total Colombia (Cost: $245,448,086)	245,362,091

		Costa Rica (Cost: $16,426,560) (0.3%)
	$15,755,000	Costa Rica Government International Bond, (144A), 7%, due 04/04/44 (2)	15,573,817

		Dominican Republic (2.2%)
	33,000,000	Dominican Republic International Bond, (144A), 5.5%, due 01/27/25 (2)	33,453,750
	31,000,000	Dominican Republic International Bond, (144A), 6.85%, due 01/27/45 (2)	31,968,750
	33,000,000	Dominican Republic International Bond, (Reg. S), 5.875%, due 04/18/24 (3)(4)	34,980,000

		Total Dominican Republic (Cost: $97,857,199)	100,402,500

		El Salvador (1.3%)
	45,000,000	El Salvador Government International Bond, (144A), 6.375%, due 01/18/27 (2)	46,350,000
	12,050,000	MMG S.A. (AES El Salvador Trust II), (144A), 6.75%, due 03/28/23 (2)	11,421,231

		Total El Salvador (Cost: $57,714,404)	57,771,231

		Guatemala (1.3%)
	21,000,000	Comcel Trust via Comunicaciones Celulares S.A., (Reg. S), 6.875%, due 02/06/24 (4)	21,871,500
	37,100,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (2)	36,636,250

		Total Guatemala (Cost: $59,465,135)	58,507,750

		Honduras (Cost: $22,310,324) (0.5%)
	20,000,000	Republic of Honduras, (Reg. S), 8.75%, due 12/16/20 (4)	22,301,800

		Hungary (5.1%)
	41,000,000	Hungary Government International Bond, 5.375%, due 02/21/23 (3)	46,412,000
	43,000,000	Hungary Government International Bond, 5.375%, due 03/25/24 (3)	49,106,000
	47,730,000	Hungary Government International Bond, 5.75%, due 11/22/23 (3)	55,583,017

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount		Fixed Income Securities	Value
		Hungary (Continued)
	$78,200,000	Magyar Export-Import Bank Zrt, (144A), 4%, due 01/30/20 (2)(3)	$79,373,000

		Total Hungary (Cost: $210,432,753)	230,474,017

		India (4.8%)
INR	477,000,000	Export-Import Bank of India, 8.87%, due 10/30/29	8,026,385
	$42,415,000	ICICI Bank, Ltd., (Reg. S), 6.375%, due 04/30/22 (4)(5)	43,958,906
INR	1,940,000,000	India Government Bond, 7.28%, due 06/03/19	31,037,525
INR	2,500,000,000	India Government Bond, 8.83%, due 11/25/23	43,089,126
INR	1,850,000,000	Power Finance Corp., Ltd., 8.76%, due 11/07/19	30,170,219
INR	1,500,000,000	Power Finance Corp., Ltd., 8.98%, due 10/08/24	25,062,170
	$36,000,000	Reliance Industries, Ltd., (144A), 4.125%, due 01/28/25 (2)	36,612,036

		Total India (Cost: $214,776,236)	217,956,367

		Indonesia (6.6%)
	37,000,000	Indonesia Government International Bond, (144A), 5.125%, due 01/15/45 (2)	39,294,000
	45,500,000	Pelabuhan Indonesia III PT, (144A), 4.875%, due 10/01/24 (2)(3)	47,567,520
	52,500,000	Pertamina Persero PT, (Reg. S), 5.625%, due 05/20/43 (4)	51,846,900
	30,000,000	Pertamina Persero PT, (Reg. S), 6%, due 05/03/42 (4)	30,838,350
	55,000,000	Perusahaan Gas Negara Persero Tbk PT, (144A), 5.125%, due 05/16/24 (2)	57,959,000
	72,800,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.35%, due 09/10/24 (2)	74,656,400

		Total Indonesia (Cost: $289,246,940)	302,162,170

		Israel (3.8%)
	11,000,000	Delek & Avner Tamar Bond, Ltd., (144A), 5.082%, due 12/30/23 (2)	11,007,040
	41,700,000	Delek & Avner Tamar Bond, Ltd., (144A), 5.412%, due 12/30/25 (2)	41,752,125
	67,750,000	Israel Electric Corp., Ltd., (144A), 5%, due 11/12/24 (2)	68,766,250
	43,800,000	Israel Electric Corp., Ltd., (144A), 6.875%, due 06/21/23 (2)	50,151,000

		Total Israel (Cost: $166,124,163)	171,676,415

		Mexico (11.3%)
	44,100,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, (144A), 5.95%, due 01/30/24 (2)(5)	46,415,250

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount		Fixed Income Securities	Value
		Mexico (Continued)
	$55,000,000	BBVA Bancomer S.A., (144A), 6.75%, due 09/30/22 (2)	$62,150,000
	31,000,000	Cemex Finance LLC, (144A), 6%, due 04/01/24 (2)	29,490,300
	9,350,000	Cemex S.A.B. de C.V., (144A), 5.7%, due 01/11/25 (2)	8,648,750
	30,500,000	Cemex S.A.B. de C.V., (Reg. S), 7.25%, due 01/15/21 (3)(4)	31,625,450
	60,000,000	Corp. GEO S.A.B. de C.V., (144A), 8.875%, due 03/27/22 (1)(2)	3,900,000
	18,050,000	Credito Real S.A.B de C.V., (144A), 7.5%, due 03/13/19 (2)	18,118,590
MXN	280,000,000	Mexican BONOS Government Bond, 8%, due 12/07/23	22,405,313
	$41,800,000	Mexichem S.A.B. de C.V., (144A), 5.875%, due 09/17/44 (2)	40,901,300
	77,100,000	Mexico Government International Bond, 3.6%, due 01/30/25 (3)	79,605,750
	98,222,000	Mexico Government International Bond, 4.6%, due 01/23/46	105,343,095
	20,100,000	Petroleos Mexicanos, (144A), 5.5%, due 06/27/44 (2)	20,100,000
	47,300,000	Tenedora Nemak S.A. de C.V., (144A), 5.5%, due 02/28/23 (2)	48,118,290

		Total Mexico (Cost: $569,574,831)	516,822,088

		Morocco (Cost: $38,542,007) (1.0%)
	38,550,000	Office Cherifien des Phosphates, (144A), 6.875%, due 04/25/44 (2)	43,850,625

		Pakistan (1.2%)
	34,000,000	Pakistan Government International Bond, (144A), 7.25%, due 04/15/19 (2)	34,744,600
	20,600,000	Pakistan Government International Bond, (144A), 8.25%, due 04/15/24 (2)	21,321,000

		Total Pakistan (Cost: $54,657,094)	56,065,600

		Panama (2.7%)
	13,600,000	Global Bank Corp., (144A), 4.75%, due 10/05/17 (2)	13,926,400
	36,500,000	Global Bank Corp., (144A), 5.125%, due 10/30/19 (2)	37,459,950
	66,000,000	Panama Government International Bond, 4%, due 09/22/24 (3)	69,795,000

		Total Panama (Cost: $117,186,992)	121,181,350

		Paraguay (2.5%)
	18,440,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (2)	18,993,200
	27,850,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (2)	29,485,074
	30,400,000	Republic of Paraguay, (Reg. S), 6.1%, due 08/11/44 (3)(4)	33,668,000
	32,500,000	Telefonica Celular del Paraguay S.A., (Reg. S), 6.75%, due 12/13/22 (3)(4)	33,704,804

		Total Paraguay (Cost: $112,617,538)	115,851,078

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Peru (2.8%)
$45,600,000	BBVA Banco Continental S.A., (144A), 5.25%, due 09/22/29 (2)(5)	$46,626,000
46,800,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29 (2)(5)	48,381,840
33,750,000	Union Andina de Cementos SAA, (144A), 5.875%, due 10/30/21 (2)	33,709,500

	Total Peru (Cost: $127,943,730)	128,717,340

	Philippines (Cost: $36,423,658) (0.9%)
36,316,000	Philippine Government International Bond, 3.95%, due 01/20/40	40,083,785

	Romania (Cost: $25,450,771) (0.6%)
22,600,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24 (4)	25,552,125

	Russia (2.1%)
37,600,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.5%, due 04/04/22 (4)	31,725,000
78,000,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.875%, due 09/16/23 (4)	66,144,000

	Total Russia (Cost: $114,043,443)	97,869,000

	Saudi Arabia (Cost: $40,354,925) (1.0%)
39,000,000	Saudi Electricity Global Sukuk Co. 3, (144A), 5.5%, due 04/08/44 (2)	44,752,500

	Serbia (Cost: $45,703,485) (1.0%)
45,000,000	Republic of Serbia, (Reg. S), 4.875%, due 02/25/20 (3)(4)	46,237,500

	South Africa (Cost: $48,632,625) (1.1%)
45,300,000	South Africa Government International Bond, 4.665%, due 01/17/24	48,527,625

	Sri Lanka (1.6%)
24,000,000	Sri Lanka Government International Bond, (Reg. S), 5.875%, due 07/25/22 (3)(4)	25,170,000
14,650,000	Sri Lanka Government International Bond, (Reg. S), 6%, due 01/14/19 (4)	15,327,562
31,000,000	Sri Lanka Government International Bond, (Reg. S), 6.25%, due 07/27/21 (4)	32,976,250

	Total Sri Lanka (Cost: $73,043,531)	73,473,812

	Tunisia (Cost: $42,350,165) (0.9%)
42,200,000	Banque Centrale de Tunisie S.A., (144A), 5.75%, due 01/30/25 (2)	43,044,000

	Turkey (7.3%)
98,250,000	Hazine Mustesarligi Varlik Kiralama AS, (144A), 4.489%, due 11/25/24 (2)	102,180,000
28,000,000	Turk Telekomunikasyon AS, (Reg. S), 4.875%, due 06/19/24 (4)	28,646,240
95,000,000	Turkey Government International Bond, 3.25%, due 03/23/23 (3)	92,150,000
83,500,000	Turkey Government International Bond, 4.875%, due 04/16/43 (3)	87,771,025

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Turkey (Continued)
$22,000,000	Turkey Government International Bond, 5.125%, due 03/25/22	$23,980,000

	Total Turkey (Cost: $326,945,046)	334,727,265

	Ukraine (2.1%)
9,500,000	MHP S.A., (Reg. S), 8.25%, due 04/02/20 (4)	6,127,500
54,500,000	Ukraine Government International Bond, (Reg. S), 6.58%, due 11/21/16 (4)	29,838,750
101,927,000	Ukraine Government International Bond, (Reg. S), 6.875%, due 09/23/15 (4)	60,646,565

	Total Ukraine (Cost: $153,130,771)	96,612,815

	Venezuela (3.4%)
84,500,000	Petroleos de Venezuela S.A., (Reg. S), 6%, due 11/15/26 (3)(4)	26,516,100
105,250,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (3)(4)	60,413,500
75,000,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (3)(4)	24,750,000
92,300,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (4)	30,459,000
45,000,000	Venezuela Government International Bond, (Reg. S), 9%, due 05/07/23 (3)(4)	15,075,000

	Total Venezuela (Cost: $306,998,268)	157,213,600

	Vietnam (Cost: $40,651,938) (0.9%)
39,408,000	Vietnam Government International Bond, (144A), 4.8%, due 11/19/24 (2)	41,673,960

	Total Fixed Income Securities (Cost: $4,592,376,914) (95.1%)	4,338,841,204

Number of Shares	Equity Securities
	Mexico (0.0%)
240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R. (1)	—

	Total Equity Securities (Cost: $0) (0%)	—

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $141,311,112) (3.1%)
$141,311,112	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $143,600,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $144,138,500) (Total Amount to be Received Upon Repurchase $141,311,112)	141,311,112

	U.S. Treasury Securities (0.1%)
1,876,000	U.S. Treasury Bill, 0.003%, due 03/19/15 (7)	1,875,994

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Short-Term Investments	Value
	U.S. Treasury Securities (Continued)
$641,000	U.S. Treasury Bill, 0.006%, due 02/12/15 (7)	$640,999

	U.S. Treasury Securities (Cost: $2,516,904)	2,516,993

	Total Short-Term Investments (Cost: $143,828,016) (3.2%)	143,828,105

	Total Investments (Cost: $4,736,204,930) (98.3%)	4,482,669,309
	Excess of Other Assets over Liabilities (1.7%)	77,026,995

	Total Net Assets (100.0%)	$4,559,696,304

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Bank of America	TRY	123,475,000	02/27/15	$52,970,828	$50,341,307	$(2,629,521)

SELL (9)
Bank of America	BRL	151,762,800	02/25/15	$58,800,000	$56,195,510	$2,604,490
Bank of America	EUR	43,084,169	03/09/15	53,460,000	48,632,490	4,827,510
Bank of America	EUR	42,282,498	03/11/15	52,510,000	47,728,402	4,781,598
Bank of America	EUR	45,229,005	04/28/15	51,000,000	51,077,886	(77,886)
Bank of America	HUF	13,241,399,000	03/10/15	52,900,000	48,009,782	4,890,218
Bank of America	HUF	6,187,744,800	04/14/15	22,860,000	22,412,480	447,520
Bank of America	JPY	6,243,013,669	03/11/15	52,510,000	53,168,638	(658,638)
Bank of America	JPY	5,314,650,250	04/16/15	45,500,000	45,283,605	216,395
Bank of America	SGD	75,033,872	03/03/15	57,440,000	55,415,221	2,024,779
Bank of America	TRY	123,475,000	02/27/15	55,000,000	50,341,307	4,658,693
Bank of America	TRY	112,347,400	04/30/15	45,800,000	45,257,231	542,769

				$547,780,000	$523,522,552	$24,257,448

Cross Currency Forwards
Counterparty	Contracts to Deliver/ Units of Currency		Settlement Date	Contracts to Receive/ Units of Currency		Unrealized Appreciation
Bank of America	EUR	77,545,000	04/20/15	INR	5,610,151,250	$1,573,144

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
SELL
2,776	5-Year U.S. Treasury Note Futures	03/31/15	$336,850,250	$(7,090,962)

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
INR	-	Indian Rupee.
JPY	-	Japanese Yen.
MXN	-	Mexican Peso.
SGD	-	Singapore Dollar.
TRY	-	New Turkish Lira.

(1)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $2,012,890,787 or 44.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 1)

(4)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2015, the value of these securities amounted to $932,267,957 or 20.5% of net assets.

(5)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2015.

(6)		Perpetual Maturity.

(7)		Rate shown represents yield-to-maturity.

(8)		Fund buys foreign currency, sells U.S. Dollar.

(9)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Agriculture	0.1%
Airlines	1.9
Banks	11.4
Building Materials	2.3
Chemicals	1.9
Diversified Financial Services	5.5
Electric	4.8
Foreign Government Bonds	50.0
Gas	1.6
Government Regional/Local	1.7
Holding Companies — Diversified	1.1
Internet	0.9
Machinery-Diversified	0.1
Oil & Gas	9.0
Telecommunications	1.8
Transportation	1.0
Short-Term Investments	3.2

Total	98.3%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount		Fixed Income Securities	Value
		Brazil (13.9% of Net Assets)
BRL	31,130,000	Brazil Letras do Tesouro Nacional, 0%, due 01/01/18	$8,289,891
BRL	35,258,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/17 (1)	12,638,848
BRL	18,440,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/18	6,540,178
BRL	11,360,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	3,907,961
BRL	8,205,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	2,779,858
BRL	19,440,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/25	6,488,801

		Total Brazil (Cost: $45,192,678)	40,645,537

		China (0.3%)
CNY	3,000,000	China Government Bond, (Reg. S), 2.36%, due 08/18/21 (2)	454,427
CNY	1,500,000	China Government Bond, (Reg. S), 4%, due 05/22/24 (2)	251,374

		Total China (Cost: $721,228)	705,801

		Colombia (7.4%)
COP	6,256,000,000	Colombian TES (Treasury) Bond, 5%, due 11/21/18	2,575,438
COP	12,830,000,000	Colombian TES (Treasury) Bond, 6%, due 04/28/28 (1)	4,794,449
COP	6,020,000,000	Colombian TES (Treasury) Bond, 7%, due 09/11/19 (1)	2,646,625
COP	7,156,000,000	Colombian TES (Treasury) Bond, 7%, due 05/04/22	3,056,722
COP	2,750,000,000	Colombian TES (Treasury) Bond, 7.25%, due 06/15/16	1,167,700
COP	1,800,000,000	Colombian TES (Treasury) Bond, 7.75%, due 09/18/30	765,000
COP	13,070,000,000	Colombian TES (Treasury) Bond, 10%, due 07/24/24 (1)	6,636,942

		Total Colombia (Cost: $24,386,787)	21,642,876

		Hungary (6.0%)
HUF	659,000,000	Hungary Government Bond, 3.5%, due 06/24/20	2,528,310
HUF	468,000,000	Hungary Government Bond, 5.5%, due 06/24/25	2,112,178
HUF	1,143,370,000	Hungary Government Bond, 6%, due 11/24/23	5,229,154
HUF	750,400,000	Hungary Government Bond, 6.5%, due 06/24/19	3,205,608
HUF	513,000,000	Hungary Government Bond, 6.75%, due 11/24/17	2,115,371

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount		Fixed Income Securities	Value
HUF	503,500,000	Hungary Government Bond, 7.5%, due 11/12/20	$2,312,541

		Total Hungary (Cost: $18,575,066)	17,503,162

		India (5.4%)
INR	175,000,000	India Government Bond, 7.28%, due 06/03/19	2,799,777
INR	173,000,000	India Government Bond, 8.83%, due 11/25/23	2,981,767
INR	50,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/17	828,210
INR	125,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/18	2,091,009
INR	175,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/19	2,950,686
INR	145,000,000	Export-Import Bank of India, 8.87%, due 10/30/29	2,439,886
INR	100,000,000	Power Finance Corp., Ltd., 8.98%, due 10/08/24	1,670,811

		Total India (Cost: $17,483,384)	15,762,146

		Indonesia (9.1%)
IDR	47,052,000,000	Indonesia Treasury Bond, 5.25%, due 05/15/18	3,547,240
IDR	30,406,000,000	Indonesia Treasury Bond, 5.625%, due 05/15/23	2,205,890
IDR	36,763,000,000	Indonesia Treasury Bond, 7%, due 05/15/22	2,915,211
IDR	13,154,000,000	Indonesia Treasury Bond, 7.375%, due 09/15/16	1,051,126
IDR	14,363,000,000	Indonesia Treasury Bond, 8.25%, due 06/15/32	1,227,105
IDR	57,258,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/24	4,949,478
IDR	34,000,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/34	2,968,542
IDR	43,799,000,000	Indonesia Treasury Bond, 9%, due 03/15/29	3,996,972
IDR	12,911,000,000	Indonesia Treasury Bond, 9.5%, due 07/15/31	1,225,615
IDR	5,300,000,000	Indonesia Treasury Bond, 10%, due 07/15/17	450,076
IDR	20,569,000,000	Indonesia Treasury Bond, 10.5%, due 08/15/30	2,082,799

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount		Fixed Income Securities	Value

		Total Indonesia (Cost: $26,616,120)	26,620,054

		Malaysia (6.8%)
MYR	7,809,000	Malaysia Government Bond, 3.48%, due 03/15/23	$2,102,812
MYR	960,000	Malaysia Government Bond, 3.844%, due 04/15/33	248,388
MYR	8,471,000	Malaysia Government Bond, 4.012%, due 09/15/17 (1)	2,362,797
MYR	12,147,000	Malaysia Government Bond, 4.16%, due 07/15/21 (1)	3,432,331
MYR	15,610,000	Malaysia Government Bond, 4.262%, due 09/15/16 (1)	4,358,860
MYR	17,048,000	Malaysia Government Bond, 4.378%, due 11/29/19	4,836,966
MYR	5,341,000	Malaysia Government Bond, 4.392%, due 04/15/26 (1)	1,527,809
MYR	2,900,000	Malaysia Government Bond, 4.498%, due 04/15/30	835,349

		Total Malaysia (Cost: $21,052,055)	19,705,312

		Mexico (10.6%)
MXN	39,350,000	Mexican BONOS Government Bond, 7.25%, due 12/15/16	2,808,086
MXN	31,300,000	Mexican BONOS Government Bond, 7.75%, due 12/14/17	2,310,008
MXN	45,500,000	Mexican BONOS Government Bond, 7.75%, due 05/29/31	3,720,584
MXN	37,600,000	Mexican BONOS Government Bond, 7.75%, due 11/23/34	3,099,457
MXN	15,500,000	Mexican BONOS Government Bond, 7.75%, due 11/13/42	1,296,743
MXN	45,150,000	Mexican BONOS Government Bond, 8%, due 06/11/20	3,484,631
MXN	76,000,000	Mexican BONOS Government Bond, 8%, due 12/07/23 (1)	6,081,442
MXN	48,300,000	Mexican BONOS Government Bond, 8.5%, due 12/13/18	3,700,941
MXN	22,500,000	Mexican BONOS Government Bond, 8.5%, due 05/31/29	1,932,722
MXN	28,090,000	Mexican BONOS Government Bond, 10%, due 12/05/24 (1)	2,565,441

		Total Mexico (Cost: $32,170,645)	31,000,055

		Peru (2.3%)
PEN	1,320,000	Peruvian Government International Bond, (Reg. S), 5.2%, due 09/12/23 (2)	433,246
PEN	7,800,000	Peruvian Government International Bond, (144A), 5.7%, due 08/12/24 (3)	2,610,418
PEN	1,430,000	Peruvian Government International Bond, (Reg. S), 6.9%, due 08/12/37 (2)	514,022
PEN	5,000,000	Peruvian Government International Bond, (Reg. S), 6.95%, due 08/12/31 (2)	1,838,262
PEN	2,110,000	Peruvian Government International Bond, (Reg. S), 7.84%, due 08/12/20 (2)	796,953
PEN	1,580,000	Peruvian Government International Bond, (Reg. S), 8.2%, due 08/12/26 (2)	637,272

		Total Peru (Cost: $7,071,929)	6,830,173

		Philippines (Cost: $1,490,259) (0.5%)
PHP	63,000,000	Philippine Government Bond, 4.125%, due 08/20/24	1,539,866

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount		Fixed Income Securities	Value
		Poland (1.6%)
PLN	3,000,000	Poland Government Bond, 2.5%, due 07/25/18	$833,477
PLN	3,000,000	Poland Government Bond, 4.75%, due 04/25/17	865,089
PLN	3,950,000	Poland Government Bond, 5.25%, due 10/25/20 (1)	1,266,883
PLN	5,050,000	Poland Government Bond, 5.5%, due 10/25/19 (1)	1,596,209

		Total Poland (Cost: $5,047,818)	4,561,658

		Romania (2.8%)
RON	7,550,000	Romania Government Bond, 4.75%, due 06/24/19	2,132,483
RON	6,700,000	Romania Government Bond, 4.75%, due 02/24/25	2,018,463
RON	6,500,000	Romania Government Bond, 5.85%, due 04/26/23	2,043,823
RON	6,800,000	Romania Government Bond, 5.9%, due 07/26/17	1,898,002

		Total Romania (Cost: $8,573,437)	8,092,771

		Russia (1.8%)
RUB	242,100,000	Russian Federal Bond — OFZ, 6.8%, due 12/11/19	2,542,695
RUB	65,000,000	Russian Federal Bond — OFZ, 6.9%, due 08/03/16	828,802
RUB	55,200,000	Russian Federal Bond — OFZ, 7%, due 01/25/23	533,774
RUB	14,000,000	Russian Federal Bond — OFZ, 7.4%, due 04/19/17	172,709
RUB	14,200,000	Russian Federal Bond — OFZ, 7.5%, due 03/15/18	167,098
RUB	87,700,000	Russian Federal Bond — OFZ, 7.6%, due 04/14/21	910,428
RUB	14,200,000	Russian Federal Bond — OFZ, 7.6%, due 07/20/22	145,203

		Total Russia (Cost: $9,008,456)	5,300,709

		South Africa (11.0%)
ZAR	40,150,400	South Africa Government Bond, 6.25%, due 03/31/36 (1)	2,944,915
ZAR	64,264,000	South Africa Government Bond, 6.75%, due 03/31/21	5,544,562
ZAR	9,100,000	South Africa Government Bond, 7%, due 02/28/31	744,255
ZAR	39,469,000	South Africa Government Bond, 7%, due 02/28/31 (1)	3,228,107
ZAR	41,500,000	South Africa Government Bond, 7.25%, due 01/15/20 (1)	3,670,514
ZAR	25,860,000	South Africa Government Bond, 8%, due 12/21/18 (1)	2,340,762
ZAR	48,800,000	South Africa Government Bond, 8%, due 01/31/30 (1)	4,402,112
ZAR	28,000,000	South Africa Government Bond, 8.25%, due 09/15/17 (1)	2,523,168
ZAR	12,900,000	South Africa Government Bond, 8.5%, due 01/31/37	1,199,175
ZAR	12,800,000	South Africa Government Bond, 8.75%, due 02/28/48	1,219,802
ZAR	39,707,000	South Africa Government Bond, 10.5%, due 12/21/26 (1)	4,326,437

		Total South Africa (Cost: $33,204,100)	32,143,809

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount		Fixed Income Securities	Value
		Thailand (6.2%)
THB	162,700,000	Thailand Government Bond, 3.25%, due 06/16/17 (1)	$5,107,525
THB	34,000,000	Thailand Government Bond, 3.58%, due 12/17/27	1,118,063
THB	86,300,000	Thailand Government Bond, 3.625%, due 06/16/23	2,857,370
THB	92,300,000	Thailand Government Bond, 3.65%, due 12/17/21 (1)	3,040,224
THB	106,300,000	Thailand Government Bond, 3.875%, due 06/13/19 (1)	3,470,596
THB	68,600,000	Thailand Government Bond, 4.875%, due 06/22/29	2,582,795

		Total Thailand (Cost: $18,002,775)	18,176,573

		Turkey (10.9%)
TRY	6,660,000	Turkey Government Bond, 6.3%, due 02/14/18	2,691,550
TRY	13,350,000	Turkey Government Bond, 7.1%, due 03/08/23	5,450,231
TRY	7,900,000	Turkey Government Bond, 8.3%, due 10/07/15	3,260,065
TRY	17,150,000	Turkey Government Bond, 8.3%, due 06/20/18 (1)	7,315,196
TRY	6,000,000	Turkey Government Bond, 9%, due 07/24/24	2,793,186
TRY	10,980,000	Turkey Government Bond, 9.5%, due 01/12/22	5,085,422
TRY	3,800,000	Turkey Government Bond, 10.4%, due 03/20/24	1,893,651
TRY	7,535,000	Turkey Government Bond, 10.7%, due 02/24/16 (1)	3,202,873

		Total Turkey (Cost: $33,607,234)	31,692,174

		Total Fixed Income Securities (Cost: $302,203,971) (96.6%)	281,922,676

Principal Amount		Short-Term Investments
		Repurchase Agreement (Cost: $111,150) (0.0%)
	$111,150	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $115,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $115,431) (Total Amount to be Received Upon Repurchase $111,150)	111,150

		Total Short-Term Investments (Cost: $111,150) (0.0%)	111,150

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Total Investments (Cost: $302,315,121) (96.6%)	282,033,826
Excess of Other Assets over Liabilities (3.4%)	9,882,635

Total Net Assets (100.0%)	$291,916,461

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (4)
Bank of America	COP	5,562,000,000	03/18/15	$2,271,131	$2,273,033	$1,902
Bank of America	IDR	28,700,000,000	03/03/15	2,307,074	2,253,694	(53,380)
Bank of America	TRY	5,612,500	02/27/15	2,407,765	2,287,666	(120,099)

				$6,985,970	$6,814,393	$(171,577)

SELL (5)
Bank of America	BRL	6,452,500	02/25/15	$2,500,000	$2,387,769	$112,231
Bank of America	BRL	6,300,000	03/03/15	2,250,000	2,326,664	(76,664)
Bank of America	BRL	8,099,910	04/16/15	3,010,000	2,952,538	57,462
Bank of America	BRL	10,157,400	04/23/15	3,800,000	3,695,939	104,061
Bank of America	COP	5,562,000,000	03/18/15	2,250,000	2,273,034	(23,034)
Bank of America	EUR	4,026,332	02/12/15	5,000,000	4,543,987	456,013
Bank of America	EUR	1,853,602	03/09/15	2,300,000	2,092,388	207,612
Bank of America	EUR	1,860,076	03/11/15	2,310,000	2,099,737	210,263
Bank of America	EUR	2,660,530	04/28/15	3,000,000	3,004,747	(4,747)
Bank of America	HUF	1,143,916,700	03/10/15	4,570,000	4,147,138	422,862
Bank of America	HUF	590,082,400	04/14/15	2,180,000	2,137,047	42,953
Bank of America	IDR	28,700,000,000	03/03/15	2,290,503	2,253,694	36,809
Bank of America	JPY	274,640,289	03/11/15	2,310,000	2,339,085	(29,085)
Bank of America	JPY	327,055,400	04/16/15	2,800,000	2,786,885	13,115
Bank of America	MYR	8,000,000	03/03/15	2,318,034	2,199,104	118,930
Bank of America	PEN	6,783,750	03/18/15	2,250,000	2,202,230	47,770
Bank of America	PEN	8,778,000	07/23/15	2,850,000	2,801,668	48,332
Bank of America	SGD	5,973,790	02/23/15	4,600,000	4,412,466	187,534
Bank of America	SGD	3,247,462	03/03/15	2,486,000	2,398,284	87,716
Bank of America	THB	152,214,000	02/19/15	4,600,000	4,646,053	(46,053)
Bank of America	TRY	5,612,500	02/27/15	2,500,000	2,287,666	212,334
Bank of America	TRY	7,236,350	04/30/15	2,950,000	2,912,891	37,109
Citibank N.A.	THB	49,470,000	06/02/15	1,500,000	1,502,994	(2,994)

				$66,624,537	$64,404,008	$2,220,529

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2015

Cross Currency Forwards
Counterparty	Contracts to Deliver/ Units of Currency		Settlement Date	Contracts to Receive/ Units of Currency	Unrealized Appreciation
Bank of America	EUR	4,900,000	04/20/15	INR 354,498,000	$91,773
Bank of America	EUR	3,595,002	02/17/15	MXN 61,000,000	11,956

					$103,729

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
CNY	-	Chinese Yuan.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
JPY	-	Japanese Yen.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
RON	-	New Romanian Leu.
RUB	-	Russian Ruble.
SGD	-	Singapore Dollar.
THB	-	Thai Baht.
TRY	-	New Turkish Lira.
ZAR	-	South African Rand.

(1)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 1)

(2)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2015, the value of these securities amounted to $4,925,556 or 1.7% of net assets.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $2,610,418 or 0.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)		Fund buys foreign currency, sells U.S. Dollar.

(5)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Banks	0.8%
Diversified Financial Services	0.6
Electric	2.0
Foreign Government Bonds	93.2
Short-Term Investments	0.0 *

Total	96.6%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (1.3% of Net Assets)
$16,249	Educational Services of America, Inc. (12-2-A), (144A), 0.898%, due 04/25/39 (1)(2)	$16,282
8,500	Goal Capital Funding Trust (06-1-A3), 0.353%, due 11/25/26 (2)	8,450
7,585	Nelnet Student Loan Trust (12-5A-A), (144A), 0.768%, due 10/27/36 (1)(2)	7,579
6,630	Scholar Funding Trust (11-A-A), (144A), 1.156%, due 10/28/43 (1)(2)	6,674

	Total Asset-Backed Securities (Cost: $39,030)	38,985

	Commercial Mortgage-Backed Securities — Agency (0.9%)
19,996	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF05-A), 0.504%, due 09/25/21 (2)	20,020
7,520	Government National Mortgage Association (10-96-A), 2.207%, due 09/16/39	7,605

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $27,533)	27,625

	Commercial Mortgage-Backed Securities — Non-Agency (3.6%)
8,796	Banc of America Commercial Mortgage Trust (06-5-A2), 5.317%, due 09/10/47	8,793
744	Bear Stearns Commercial Mortgage Securities Trust (04-PWR4-A3), 5.468%, due 06/11/41 (2)	743
14,812	Bear Stearns Commercial Mortgage Securities Trust (07-PW16-AAB), 5.707%, due 06/11/40 (2)	15,140
18,848	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP2-A4), 4.738%, due 07/15/42	18,872
6,990	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP7-ASB), 5.875%, due 04/15/45 (2)	7,090
8,090	JPMorgan Chase Commercial Mortgage Securities Trust (07-LD12-ASB), 5.833%, due 02/15/51 (2)	8,443
10,338	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	10,436
27,739	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (2)	27,872
9,877	Wachovia Bank Commercial Mortgage Trust (06-C26-APB), 5.997%, due 06/15/45	10,171

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $112,067)	107,560

	Residential Mortgage-Backed Securities — Agency (3.1%)
13,148	Federal Home Loan Mortgage Corp. (3346-FA), 0.397%, due 02/15/19 (2)	13,161
11,784	Federal Home Loan Mortgage Corp. (242-F29), 0.417%, due 11/15/36 (2)	11,825
16,073	Federal National Mortgage Association (01-70-OF), 1.118%, due 10/25/31 (2)	16,398
28,173	Federal National Mortgage Association (05-W3-2AF), 0.388%, due 03/25/45 (2)	28,264
6,731	Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24	6,834
8,114	Federal National Mortgage Association (93-247-FM), 1.886%, due 12/25/23 (2)	8,370
5,727	NCUA Guaranteed Notes (11-R6-1A), 0.548%, due 05/07/20 (2)(3)	5,730

	Total Residential Mortgage-Backed Securities — Agency (Cost: $88,709)	90,582

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (17.6%)
$18,710	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	$19,355
18,540	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	19,010
1,167	Banc of America Funding Corp. (06-G-2A3), 0.338%, due 07/20/36 (2)	1,169
10,236	Bear Stearns Alt-A Trust (04-13-A1), 0.908%, due 11/25/34 (2)	10,187
7,027	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.568%, due 08/25/43 (2)	6,949
21,038	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	21,855
56,358	Centex Home Equity Loan Trust (05-A-AF5), 5.28%, due 01/25/35	58,166
21,371	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	22,566
15,612	Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1), 1.19%, due 11/25/33 (2)	14,936
29,821	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 5.334%, due 07/25/35	30,381
19,329	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.168%, due 08/25/34 (2)	18,748
12,866	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.618%, due 10/25/34 (2)	12,919
60,253	JPMorgan Mortgage Trust (05-A6-7A1), 2.528%, due 08/25/35 (2)(4)	59,084
45,649	MASTR Seasoned Securitization Trust (04-1-4A1), 2.507%, due 10/25/32 (2)	45,490
36,310	MASTR Seasoned Securitization Trust (05-1-4A1), 2.436%, due 10/25/32 (2)	36,612
36,253	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	39,549
15,079	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.618%, due 07/25/34 (2)	14,552
28,288	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (2)	29,664
8,801	Residential Asset Mortgage Products, Inc. (03-RZ3-A6), 3.9%, due 03/25/33	8,856
30,801	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	32,538
20,619	Wells Fargo Mortgage-Backed Securities Trust (03-17-2A10), 5.5%, due 01/25/34	21,196

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $477,135)	523,782

	Corporate Bonds (21.9%)
	Airlines (4.4%)
84,696	Continental Airlines, Inc. Pass-Through Certificates (00-1-A1), 8.048%, due 05/01/22 (EETC)	95,177
34,980	JetBlue Airways Corp. Pass-Through Certificates (04-2-G1), 0.607%, due 02/15/18 (EETC) (2)	34,499

	Total Airlines (Cost: $122,617)	129,676

	Banks (8.3%)
10,000	Bank of America Corp., 5.625%, due 10/14/16	10,725
80,000	Bank of America N.A., 0.521%, due 06/15/16 (2)	79,462
7,000	Citigroup, Inc., 0.783%, due 08/25/36 (2)	5,400
75,000	Citigroup, Inc., 1.932%, due 05/15/18 (2)	77,333

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$75,000	JPMorgan Chase Bank N.A., 0.571%, due 06/13/16 (2)	$74,297

	Total Banks (Cost: $243,285)	247,217

	Diversified Financial Services (Cost: $46,261) (1.9%)
60,000	General Electric Capital Corp., 0.612%, due 05/05/26 (2)	56,226

	Electric (Cost: $25,026) (0.8%)
25,000	NextEra Energy Capital Holdings, Inc., 1.339%, due 09/01/15	25,099

	Insurance (Cost: $67,617) (2.3%)
70,000	Nationwide Mutual Insurance Co., (144A), 2.531%, due 12/15/24 (1)(2)	70,043

	REIT (3.7%)
35,000	HCP, Inc., 2.625%, due 02/01/20	35,418
70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	74,685

	Total REIT (Cost: $107,002)	110,103

	Retail (Cost: $15,000) (0.5%)
15,000	Walgreens Boots Alliance, Inc., 0.682%, due 05/18/16 (2)	15,007

	Total Corporate Bonds (Cost: $626,808)	653,371

	Municipal Bond (Cost: $75,011) (2.5%)
75,000	State of Illinois, General Obligation, 4.511%, due 03/01/15	75,258

	U.S. Government Agency Obligation (Cost: $20,000) (0.7%)
20,000	Federal Farm Credit Bank, 0.223%, due 02/27/17 (2)	20,035

	Total Fixed Income Securities (Cost: $1,466,293) (51.6%)	1,537,198

Number of Shares	Money Market Investments
16,000	Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.04% (5)	16,000

	Total Money Market Investments (Cost: $16,000) (0.5%)	16,000

Principal Amount	Short-Term Investments
	Discount Notes (35.7%)
$100,000	Federal Home Loan Bank Discount Note, 0.01%, due 02/26/15 (6)	99,999
35,000	Federal Home Loan Mortgage Corp. Discount Note, 0.054%, due 02/11/15 (3)(6)	35,000
155,000	Federal Home Loan Mortgage Corp. Discount Note, 0.08%, due 03/16/15 (6)	154,997
85,000	Federal Home Loan Mortgage Corp. Discount Note, 0.09%, due 03/03/15 (6)	84,999
80,000	Federal National Mortgage Association Discount Note, 0.01%, due 02/18/15 (6)	80,000
95,000	Federal National Mortgage Association Discount Note, 0.06%, due 02/17/15 (6)	95,000
165,000	Federal National Mortgage Association Discount Note, 0.065%, due 02/11/15 (6)	164,999
110,000	Federal National Mortgage Association Discount Note, 0.07%, due 02/04/15 (6)	110,000
140,000	Federal National Mortgage Association Discount Note, 0.07%, due 03/02/15 (6)	139,998

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Short-Term Investments	Value
	Discount Notes (Continued)
$100,000	Federal National Mortgage Association Discount Note, 0.09%, due 03/18/15 (6)	$99,998

	Total Discount Notes (Cost: $1,064,944)	1,064,990

	Repurchase Agreement (Cost: $43,334) (1.5%)
43,334	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $45,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $45,169) (Total Amount to be Received Upon Repurchase $43,334)	43,334

	Time Deposit (Cost: $3,352) (0.1%)
3,352	State Street Euro Dollar Time Deposit, Inc., 0.01%, due 02/02/15 (3)	3,352

	Total Short-Term Investments (Cost: $1,111,630) (37.3%)	1,111,676

	Total Investments (Cost: $2,593,923) (89.4%)	2,664,874
	Excess of Other Assets over Liabilities (10.6%)	315,774

	Net Assets (100.0%)	$2,980,648

Total Return Swaps (3)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$1,849,375	2/24/15	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (7)	$(42,436)	$—	$(42,436)
1,223,648	2/24/15	Citigroup Global Markets, Inc.	3-Month U.S. Treasury Bills plus 0.2%	Citi Custom CIVICS H Index (8)	(25,938)	—	(25,938)

					$(68,374)	$—	$(68,374)

Notes to the Consolidated Schedule of Investments:

EETC	-	Enhanced Equipment Trust Certificate.
OTC	-	Over the Counter.
REIT	-	Real Estate Investment Trust.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $100,578 or 3.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2015.

(3)		All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2015

(4)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(5)	Rate disclosed is the 7-day net yield as of January 31, 2015.

(6)	Rate shown represents yield-to-maturity.

(7)	Custom Index has exposure to the following commodities: HRW Wheat, Cotton, Lean Hogs, Soybean Meal, Nickel Primary, Soybean Oil, Zinc High Grade, RBOB Gasoline, SRW Wheat, Heating Oil, Silver, Coffee ‘C’ Arabica, Sugar #11, Live Cattle, Soybeans, Brent Crude Oil, Aluminum Primary, Corn, Copper High Grade, WTI Crude Oil, Natural Gas, and Gold.

(8)	Custom Index has exposure to the following commodities: Natural Gas, WTI Crude Oil, Coffee, Brent Crude, Soybean Oil, Heating Oil, RBOB Gasoline, Gold, Kansas Wheat, Lean Hogs, Live Cattle, Wheat, Cotton, Soybean Meal, Zinc, Sugar, COMEX Silver, Soybeans, Aluminum, Nickel, Copper, and Corn.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Airlines	4.4%
Asset-Backed Securities	1.3
Banks	8.3
Commercial Mortgage-Backed Securities — Agency	0.9
Commercial Mortgage-Backed Securities — Non-Agency	3.6
Diversified Financial Services	1.9
Electric	0.8
Insurance	2.3
Municipal Bonds	2.5
REIT	3.7
Residential Mortgage-Backed Securities — Agency	3.1
Residential Mortgage-Backed Securities — Non-Agency	17.6
Retail	0.5
U.S. Government Agency Obligations	0.7
Money Market Investments	0.5
Short-Term Investments	37.3

Total	89.4%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (17.4% of Net Assets)
	Airlines (2.8%)
$183,168	American Airlines, Inc. Pass-Through Trust (13-2A), 4.95%, due 07/15/24 (EETC)	$198,508
105,598	Continental Airlines, Inc. Pass-Through Trust (01-1A-1), 6.703%, due 12/15/22	112,726
81,485	Delta Air Lines, Inc. Pass-Through Certificates (02-1G1), 6.718%, due 07/02/24 (EETC)	94,930
19,351	US Airways Group, Inc. Pass-Through Certificates (10-1A), 6.25%, due 10/22/24 (EETC)	22,085

	Total Airlines	428,249

	Auto Manufacturers (0.7%)
100,000	Ford Motor Credit Co. LLC, 8%, due 12/15/16	112,098

	Banks (7.7%)
45,000	Abbey National Treasury Services PLC (United Kingdom), (Reg. S), 1.75%, due 01/15/18 (1)	52,655
250,000	Bank of America N.A., 6.1%, due 06/15/17 (2)	276,319
200,000	BBVA Bancomer S.A. (Mexico), (144A), 6.75%, due 09/30/22 (3)	226,000
300,000	Chase Capital VI, 0.88%, due 08/01/28 (4)	255,000
110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	123,275
40,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (3)	45,032
50,000	Macquarie Bank, Ltd. (Australia), (144A), 0.886%, due 10/27/17 (3)(4)	50,031
100,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	104,519
50,000	Royal Bank of Scotland PLC (The) (United Kingdom), 5.625%, due 08/24/20	58,690

	Total Banks	1,191,521

	Diversified Financial Services (1.1%)
200,000	General Electric Capital Corp., 0.712%, due 08/15/36 (4)	175,499

	Electric (0.5%)
75,000	IPALCO Enterprises, Inc., 5%, due 05/01/18	80,857

	Insurance (1.2%)
100,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (3)(4)	115,173
65,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (3)(4)	68,250

	Total Insurance	183,423

	Real Estate (1.3%)
200,000	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17 (3)	201,152

	REIT (1.7%)
50,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2%, due 02/06/17 (REIT)	48,250
100,000	HCP, Inc., 2.625%, due 02/01/20	101,195

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount		Fixed Income Securities	Value
		REIT (Continued)
	$100,000	SL Green Realty Corp., 5%, due 08/15/18	$108,551

		Total REIT	257,996

		Retail (0.4%)
	65,000	Walgreens Boots Alliance, Inc., 0.682%, due 05/18/16 (4)	65,029

		Total Corporate Bonds (Cost: $2,527,920)	2,695,824

		Foreign Government Bonds (37.3%)
AUD	382,000	Australia Government Bond, 2.75%, due 04/21/24	306,456
EUR	360,000	Bundesrepublik Deutschland (Germany), 2.25%, due 09/04/21 (2)	466,052
CAD	430,000	Canada Housing Trust No. 1, (144A), 3.35%, due 12/15/20 (3)	382,064
EUR	65,000	France Government Bond OAT, 3.25%, due 10/25/21 (2)	88,102
EUR	200,000	France Government Bond OAT, 2.5%, due 05/25/30	275,640
EUR	55,000	Ireland Government Bond, (Reg. S), 3.4%, due 03/18/24 (1)	75,198
ILS	880,000	Israel Government Bond, 5.5%, due 01/31/22	288,222
EUR	627,000	Italy Buoni Poliennali Del Tesoro, 4.5%, due 03/01/24	884,678
JPY	95,800,000	Japan Government Ten-Year Bond, 1%, due 09/20/21 (2)	865,445
JPY	27,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	268,863
NOK	1,350,000	Norway Government Bond, 3.75%, due 05/25/21	204,319
EUR	110,000	Portugal Obrigacoes do Tesouro OT, (144A), 5.65%, due 02/15/24 (1)(3)	156,854
	$250,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24 (1)	282,656
SGD	350,000	Singapore Government Bond, 2.5%, due 06/01/19 (2)	272,252
EUR	118,000	Spain Government Bond, (144A), 2.75%, due 10/31/24 (1)(3)	148,976
SEK	1,500,000	Sweden Government Bond, 3.5%, due 06/01/22	222,641
GBP	352,000	United Kingdom Gilt, (Reg. S), 2.75%, due 09/07/24 (1)	595,488

		Total Foreign Government Bonds (Cost: $6,221,573)	5,783,906

		Asset-Backed Securities (5.5%)
	$40,000	Dryden Senior Loan Fund, (144A), 1.753%, due 04/15/27 (3)(5)	40,000
	52,321	Educational Funding of the South, Inc. (11-1-A2), 0.906%, due 04/25/35 (4)	52,495
	32,142	GE Business Loan Trust (04-2A-A), (144A), 0.387%, due 12/15/32 (3)(4)	31,371
	45,927	Iowa Student Loan Liquidity Corp. (11-1-A), 1.505%, due 06/25/42 (4)	46,504
	40,000	Limerock CLO II, Ltd. (14-2A-A), (144A), 1.757%, due 04/18/26 (3)(4)	39,823
	20,000	Magnetite XI, Ltd. (14-11A-A1), (144A), 1.685%, due 01/18/27 (3)(4)	20,011
	80,000	Navient Student Loan Trust (14-8-A3), 0.768%, due 05/27/31 (4)	80,128
	115,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 0.639%, due 02/25/36 (3)(4)	94,492
	80,000	SLC Student Loan Trust (08-1-A4A), 1.841%, due 12/15/32 (4)	83,519
	50,000	SLM Student Loan Trust (07-3-A4), 0.316%, due 01/25/22 (4)	48,470
	80,000	SLM Student Loan Trust (07-6-A4), 0.636%, due 10/25/24 (4)	79,403

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$21,798	SLM Student Loan Trust (08-9-A), 1.756%, due 04/25/23 (4)	$22,390
50,000	SLM Student Loan Trust (11-2-A2), 1.368%, due 10/25/34 (4)	51,287
78,968	Spirit Master Funding LLC (14-1A-A1), (144A), 5.05%, due 07/20/40 (3)	83,484
50,000	Student Loan Consolidation Center (02-2-B2), (144A), 0.17%, due 07/01/42 (3)(4)	38,220
40,000	Voya CLO, Ltd. (14-4A-A1), (144A), 1.733%, due 10/14/26 (3)(4)	39,803

	Total Asset-Backed Securities (Cost: $820,978)	851,400

	Commercial Mortgage-Backed Securities — Agency (4.9%)
49,753	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates (KF01-A), 0.518%, due 04/25/19 (4)	49,805
376,209	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates (KSCT-AX), 1.298%, due 01/25/20 (4) (I/O)	17,727
111,082	Federal National Mortgage Association, Pool #AL3306, 2.46%, due 04/01/23 (2)	114,935
74,560	Federal National Mortgage Association, Pool #466020, 3.31%, due 03/01/18	78,875
73,488	Federal National Mortgage Association, Pool #467731, 4.62%, due 04/01/21	83,619
72,606	Federal National Mortgage Association, Pool #460605, 6.09%, due 01/01/17	78,843
126,517	Federal National Mortgage Association (12-M10-AFL), 0.618%, due 09/25/22 (4)	126,733
77,563	Federal National Mortgage Association (14-M12-FA), 0.468%, due 10/25/21 (4)	78,024
64,353	Federal National Mortgage Association (14-M8-FA), 0.416%, due 05/25/18 (4) (ACES)	64,425
69,634	NCUA Guaranteed Note Trust (10-C1-A1), 1.6%, due 10/29/20	69,781

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $755,710)	762,767

	Commercial Mortgage-Backed Securities — Non-Agency (1.9%)
41,814	GE Capital Commercial Mortgage Corp. (05-C4-A3A), 5.313%, due 11/10/45 (4)	41,854
75,000	JP Morgan Chase Commercial Mortgage Securities Corp. (06-LDP7-A4), 5.875%, due 04/15/45 (4)	78,166
98,183	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	103,782
65,000	WFRBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (3)	70,862

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $299,482)	294,664

	Residential Mortgage-Backed Securities — Agency (11.0%)
27,993	Federal Home Loan Mortgage Corp. (2990-ND), 16.468%, due 12/15/34 (I/F) (PAC) (2)(4)	34,036
195,843	Federal Home Loan Mortgage Corp. (3439-SC), 5.734%, due 04/15/38 (I/O) (I/F) (4)	29,103
226,309	Federal National Mortgage Association (07-52-LS), 5.882%, due 06/25/37 (I/O) (I/F) (4)	38,732
185,186	Federal National Mortgage Association (08-18-SM), 6.832%, due 03/25/38 (I/O) (I/F) (4)	29,586
136,979	Federal National Mortgage Association (09-115-SB), 6.082%, due 01/25/40 (I/O) (I/F) (4)	20,555
285,820	Federal National Mortgage Association (10-116-SE), 6.432%, due 10/25/40 (I/O) (I/F) (2)(4)	43,229
63,768	Federal National Mortgage Association (10-35-IA), 5%, due 07/25/38 (I/O)	1,218
213,326	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41 (2)	226,830
220,314	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (2)	235,839

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$87,955	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43 (2)	$93,946
112,134	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33 (2)	117,473
97,371	Federal National Mortgage Association, Pool #MA1652, 3.5%, due 11/01/33	103,579
180,000	Federal National Mortgage Association TBA, 2.5% (6)	185,870
45,000	Federal National Mortgage Association TBA, 3% (6)	47,231
95,000	Federal National Mortgage Association TBA, 3.5% (6)	100,140
210,000	Federal National Mortgage Association TBA, 4% (6)	224,913
50,000	Federal National Mortgage Association TBA, 4.5% (6)	54,209
153,756	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC) (2)	32,044
417,483	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O)	53,843
459,249	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC)	28,777

	Total Residential Mortgage-Backed Securities — Agency (Cost: $1,694,392)	1,701,153

	Residential Mortgage-Backed Securities — Non-Agency (6.4%)
141,939	American Home Mortgage Investment Trust (07-1-GA1C), 0.358%, due 05/25/47 (4)	102,555
147,821	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.565%, due 10/25/35 (4)(7)	130,545
64,599	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	69,137
215,223	Lehman XS Trust (06-9-A1B), 0.328%, due 05/25/46 (4)(7)	178,079
1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 0.498%, due 04/25/37 (4)	196,866
155,734	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.383%, due 12/25/34 (4)	154,338
261,174	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 1.95%, due 05/25/36 (4)	164,746

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $724,539)	996,266

	U.S. Government Agency Obligations (1.5%)
80,000	Federal Farm Credit Bank, 0.187%, due 09/14/16 (4)	80,016
80,000	Federal Farm Credit Bank, 0.198%, due 04/26/17 (4)	80,062
80,000	Federal Farm Credit Bank, 0.218%, due 04/17/17 (4)	80,081

	Total U.S. Government Agency Obligations (Cost: $239,975)	240,159

	U.S. Treasury Securities (8.9%)
410,000	U.S. Treasury Bond, 3%, due 11/15/44	476,324
45,000	U.S. Treasury Note, 2.125%, due 01/31/21 (2)	46,905
815,000	U.S. Treasury Note, 2.25%, due 11/15/24	856,896

	Total U.S. Treasury Securities (Cost: $1,307,243)	1,380,125

	Total Fixed Income Securities (Cost: $14,591,812) (94.8%)	14,706,264

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Number of Shares		Value
	Money Market Investments
13,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (8)	$13,000
161,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.04% (8)	161,000

	Total Money Market Investments (Cost: $174,000) (1.1)%	174,000

Principal Amount	Short-Term Investments
	Certificate of Deposit (0.4%)
	Banks (Cost: $70,000) (0.4%)
$70,000	Credit Suisse/New York (Switzerland), 0.553%, due 08/24/15 (4)	70,020

	Discount Notes (Cost: $694,973) (4.5%)
695,000	Federal Home Loan Bank Discount Note, 0.07%, due 02/20/15 (9)	694,997

	Repurchase Agreement (Cost: $179,932) (1.2%)
179,932	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $185,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $185,694) (Total Amount to be Received Upon Repurchase $179,932)	179,932

	Total Short-Term Investments (Cost: $944,905) (6.1%)	944,949

	Total Investments (Cost: $15,710,717) (102.0%)	15,825,213
	Liabilities in Excess of Other Assets (-2.0%)	(308,008)

	Total Net Assets (100.0%)	$15,517,205

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Barclays Capital	EUR	785,000	04/17/15	$907,538	$886,408	$(21,130)
Barclays Capital	JPY	59,700,000	04/17/15	510,309	508,681	(1,628)
JP Morgan Chase Bank	KRW	170,000,000	04/17/15	157,061	155,002	(2,059)

				$1,574,908	$1,550,091	$(24,817)

SELL (11)
Barclays Capital	ILS	890,000	04/16/15	$227,494	$226,746	$748
Barclays Capital	SGD	300,000	04/17/15	226,210	221,461	4,749

				$453,704	$448,207	$5,497

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

EUR	-	Euro Currency.
GBP	-	British Pound Sterling.
ILS	-	Israeli Shekel.
JPY	-	Japanese Yen.
KRW	-	South Korean Won.
NOK	-	Norwegian Krona.
SEK	-	Swedish Krona.
SGD	-	Singapore Dollar.
ACES	-	Alternative Credit Enhancement Securities.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TBA	-	To be Announced.

(1)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2015, the value of these securities amounted to $1,311,827 or 8.5% of net assets.

(2)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 1)

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $1,851,598 or 11.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2015.

(5)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(6)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(7)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(8)		Rate disclosed is the 7-day net yield as of January 31, 2015.

(9)		Rate shown represents yield-to-maturity.

(10)		Fund buys foreign currency, sells U.S. Dollar.

(11)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Airlines	2.8%
Asset-Backed Securities	5.5
Auto Manufacturers	0.7
Banks	7.7
Commercial Mortgage-Backed Securities — Agency	4.9
Commercial Mortgage-Backed Securities — Non-Agency	1.9
Diversified Financial Services	1.1
Electric	0.5
Foreign Government Bonds	37.3
Insurance	1.2
REIT	1.7
Real Estate	1.3
Residential Mortgage-Backed Securities — Agency	11.0
Residential Mortgage-Backed Securities — Non-Agency	6.4
Retail	0.4
U.S. Government Agency Obligations	1.5
U.S. Treasury Securities	8.9
Money Market Investments	1.1
Short-Term Investments	6.1

Total	102.0%

Country	Percentage of Net Assets
Australia	2.3%
Canada	2.5
France	2.4
Germany	3.0
Iraq	3.8
Ireland	0.5
Israel	1.9
Italy	5.7
Japan	7.3
Mexico	1.5
Netherlands	0.7
Norway	1.3
Portugal	1.0
Romania	1.8
Singapore	1.7
Spain	1.0
Sweden	1.4
Switzerland	0.4
United Kingdom	1.0
United States	60.8

Total	102.0%

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Bank Loans (5.9% of Net Assets)
	Coal (0.3%)
$99,250	Murray Energy Corp., First Lien Term Loan, 7.883%, due 12/05/19 (1)	$91,310

	Electric (3.4%)
427,283	La Frontera Generation LLC, Term Loan, 5.458%, due 09/30/20 (1)	419,359
498,745	Lonestar Generation LLC, Term Loan B, 6.121%, due 02/22/21 (1)	492,511
173,524	Utility Services Associates Inc., Term Loan B, 7.374%, due 09/30/20 (1)	172,439

	Total Electric	1,084,309

	Healthcare-Services (0.8%)
248,750	Regionalcare Hospitals Partners, Inc., First Lien Term Loan, 6.563%, due 04/23/19 (1)	247,817

	Media (0.6%)
200,000	Charter Communications Operating, LLC, Term Loan G, 4.972%, due 09/12/21 (1)	201,235

	Packaging & Containers (0.8%)
250,000	BWAY Holding Company, Inc., New Term Loan B, 6.023%, due 08/14/20 (1)(2)	250,860

	Total Bank Loans (Cost: $1,883,950)	1,875,531

	Corporate Bonds (70.1%)
	Advertising (0.3%)
100,000	Outfront Media Capital LLC / Outfront Media Capital Corp., (144A), 5.875%, due 03/15/25 (3)	104,250

	Aerospace/Defense (0.3%)
80,000	KLX, Inc., (144A), 5.875%, due 12/01/22 (3)	79,100

	Airlines (2.8%)
456,823	American Airlines, Inc. Pass-Through Trust (13-1-B), (144A), 5.625%, due 01/15/21 (EETC) (3)	476,239
183,168	American Airlines, Inc. Pass-Through Trust (13-2-A), 4.95%, due 07/15/24 (EETC)	198,508
197,148	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	218,711

	Total Airlines	893,458

	Auto Manufacturers (0.5%)
45,000	General Motors Co., 5%, due 04/01/35	48,706
40,000	General Motors Financial Co., Inc., 4%, due 01/15/25	40,978
70,000	General Motors Financial Co., Inc., 4.375%, due 09/25/21	74,553

	Total Auto Manufacturers	164,237

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Auto Parts & Equipment (0.3%)
$65,000	Lear Corp., 5.25%, due 01/15/25	$66,625
35,000	Tenneco, Inc., 5.375%, due 12/15/24	36,575

	Total Auto Parts & Equipment	103,200

	Banks (0.8%)
250,000	CIT Group, Inc., 5.25%, due 03/15/18	260,625

	Beverages (0.8%)
110,000	Cott Beverages, Inc., (144A), 6.75%, due 01/01/20 (3)	109,450
120,000	DS Services of America, Inc., (144A), 10%, due 09/01/21 (3)	138,450

	Total Beverages	247,900

	Chemicals (0.5%)
75,000	Momentive Performance Materials, Inc., 3.88%, due 10/24/21	65,063
75,000	MPM Escrow LLC, 8.875%, due 10/15/20 (4)	—
85,000	PSPC Escrow Corp., (144A), 6.5%, due 02/01/22 (2)(3)	87,125
20,000	WR Grace & Co — Conn, (144A), 5.125%, due 10/01/21 (3)	20,850

	Total Chemicals	173,038

	Coal (0.1%)
75,000	Walter Energy, Inc., 8.5%, due 04/15/21	10,125
15,000	Walter Energy, Inc., (144A), 9.5%, due 10/15/19 (3)	9,900
65,000	Walter Energy, Inc., (144A), 11%, due 04/01/20 (3)	15,925

	Total Coal	35,950

	Computers (0.8%)
250,000	IHS, Inc., (144A), 5%, due 11/01/22 (3)	253,281

	Diversified Financial Services (2.5%)
50,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (Netherlands), (144A), 5%, due 10/01/21 (3)	53,281
240,000	Ally Financial, Inc., 5.125%, due 09/30/24	249,300
100,000	Ally Financial, Inc., 7.5%, due 09/15/20	119,000
250,000	International Lease Finance Corp., 6.25%, due 05/15/19	276,250
50,000	Navient Corp., 5%, due 10/26/20	50,063
55,000	Navient Corp., 5.5%, due 01/15/19	57,062

	Total Diversified Financial Services	804,956

	Electric (5.2%)
100,000	AES Corp., 3.234%, due 06/01/19 (5)	99,000

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Electric (Continued)
$420,000	AES Corp., 5.5%, due 03/15/24	$421,050
130,000	Calpine Corp., 5.5%, due 02/01/24	130,812
250,000	Calpine Corp., (144A), 5.875%, due 01/15/24 (3)	267,500
40,000	Calpine Corp., (144A), 6%, due 01/15/22 (3)	43,100
85,000	Dynegy Finance I, Inc. / Dynegy Finance II, Inc., (144A), 6.75%, due 11/01/19 (3)	87,762
125,000	FirstEnergy Corp., 4.25%, due 03/15/23	132,071
75,000	GenOn Americas Generation LLC, 8.5%, due 10/01/21	67,125
97,429	Mirant Mid-Atlantic Pass-Through Certificates, Series C, 10.06%, due 12/30/28 (EETC)	104,737
110,000	NRG Yield Operating LLC, (144A), 5.375%, due 08/15/24 (3)	114,469
200,000	RJS Power Holdings LLC, (144A), 5.125%, due 07/15/19 (3)	194,000

	Total Electric	1,661,626

	Engineering & Construction (0.9%)
150,000	MasTec, Inc., 4.875%, due 03/15/23	140,250
50,000	SBA Communications Corp., (144A), 4.875%, due 07/15/22 (3)	48,781
100,000	SBA Communications Corp., 5.625%, due 10/01/19	105,250

	Total Engineering & Construction	294,281

	Food (0.4%)
120,000	HJ Heinz Co., (144A), 4.875%, due 02/15/25 (3)	120,900

	Gas (0.4%)
125,000	Southern Star Central Corp., (144A), 5.125%, due 07/15/22 (3)	126,875

	Healthcare-Products (1.1%)
350,000	Mallickrodt International Fiance SA/Mallinckrodt CB LLC (Luxembourg), (144A), 5.75%, due 08/01/22 (3)	361,813

	Healthcare-Services (9.7%)
200,000	CHS/Community Health Systems, Inc., 5.125%, due 08/15/18	207,600
280,000	CHS/Community Health Systems, Inc., 5.125%, due 08/01/21	292,250
375,000	DaVita, Inc., 5.75%, due 08/15/22	398,906
20,000	Fresenius Medical Care US Finance II, Inc., (144A), 5.625%, due 07/31/19 (3)	21,850
400,000	Fresenius Medical Care US Finance II, Inc., (144A), 5.875%, due 01/31/22 (3)	448,500
50,000	HCA, Inc., 5.25%, due 04/15/25	54,563
100,000	HCA, Inc., 5.375%, due 02/01/25	103,250
410,000	HCA, Inc., 6.5%, due 02/15/20	462,019
400,000	HealthSouth Corp., 5.75%, due 11/01/24	415,000
180,000	LifePoint Hospitals, Inc., 5.5%, due 12/01/21	190,350
135,000	Tenet Healthcare Corp., 4.5%, due 04/01/21	137,025

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Healthcare-Services (Continued)
$325,000	Tenet Healthcare Corp., 6%, due 10/01/20	$352,625

	Total Healthcare-Services	3,083,938

	Holding Companies — Diversified (0.5%)
165,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), (144A), 5.5%, due 10/01/21 (3)	170,363

	Iron & Steel (0.3%)
75,000	ArcelorMittal (Luxembourg), 10.35%, due 06/01/19	89,925

	Leisure Time (0.3%)
90,000	NCL Corp., Ltd., Class C, (144A), 5.25%, due 11/15/19 (3)	91,575

	Lodging (1.1%)
320,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, due 10/15/21	339,200

	Media (8.8%)
350,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, due 04/30/21	369,687
50,000	CCOH Safari LLC, 5.75%, due 12/01/24	50,813
155,000	Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., (144A), 6.375%, due 09/15/20 (3)	162,363
355,000	Clear Channel Worldwide Holdings, Inc., 6.5%, due 11/15/22	368,312
100,000	CSC Holdings LLC, (144A), 5.25%, due 06/01/24 (3)	100,250
250,000	CSC Holdings LLC, 8.625%, due 02/15/19	292,188
170,000	DISH DBS Corp., 5.875%, due 11/15/24	171,275
310,000	DISH DBS Corp., 6.75%, due 06/01/21	337,512
275,000	Nexstar Broadcasting, Inc., (144A), 6.125%, due 02/15/22 (3)	276,375
200,000	Numericable-SFR (France), (144A), 4.875%, due 05/15/19 (3)	200,626
460,000	Sinclair Television Group, Inc., 6.125%, due 10/01/22	473,800

	Total Media	2,803,201

	Miscellaneous Manufacturers (0.2%)
65,000	Bombardier, Inc. (Canada), (144A), 7.75%, due 03/15/20 (3)	65,406

	Oil & Gas (8.0%)
250,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., (144A), 6.125%, due 11/15/22 (3)	248,125
170,000	Chesapeake Energy Corp., 4.875%, due 04/15/22	169,150
330,000	Chesapeake Energy Corp., 6.625%, due 08/15/20	355,162
115,000	Cimarex Energy Co., 5.875%, due 05/01/22	120,462
250,000	Concho Resources, Inc., 5.5%, due 04/01/23	251,250

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (Continued)
$80,000	Denbury Resources, Inc., 5.5%, due 05/01/22	$71,200
50,000	Gulfport Energy Corp., (144A), 7.75%, due 11/01/20 (3)	49,625
195,000	MEG Energy Corp., (144A), 6.5%, due 03/15/21 (3)	178,191
125,000	Newfield Exploration Co., 5.625%, due 07/01/24	124,219
210,000	QEP Resources, Inc., 5.25%, due 05/01/23	200,025
35,000	SM Energy Co., 6.5%, due 11/15/21	34,475
200,000	SM Energy Co., 6.5%, due 01/01/23	198,000
250,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, due 07/01/21	262,500
125,000	Whiting Petroleum Corp., 5%, due 03/15/19	120,313
200,000	WPX Energy, Inc., 5.25%, due 09/15/24	186,500

	Total Oil & Gas	2,569,197

	Packaging & Containers (2.7%)
250,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., (144A), 3.241%, due 12/15/19 (3)(5)	240,937
75,000	Ball Corp., 4%, due 11/15/23	74,438
40,000	Owens-Brockway Glass Container, Inc., (144A), 5%, due 01/15/22 (3)	41,700
500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 5.75%, due 10/15/20	513,125

	Total Packaging & Containers	870,200

	Pharmaceuticals (1.9%)
80,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.5%, due 03/01/23 (3)	82,200
180,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.75%, due 08/15/21 (3)	190,125
250,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 7.25%, due 07/15/22 (3)	268,125
60,000	VPII Escrow Corp. (Canada), (144A), 7.5%, due 07/15/21 (3)	66,000

	Total Pharmaceuticals	606,450

	Pipelines (6.1%)
200,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6%, due 12/15/20	194,500
225,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.125%, due 03/01/22	221,625
231,000	El Paso LLC, 7.8%, due 08/01/31	284,664
355,000	Energy Transfer Partners LP, 3.249%, due 11/01/66 (5)	315,950
55,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, due 12/01/24	55,688
60,000	Rockies Express Pipeline LLC, (144A), 5.625%, due 04/15/20 (3)	59,850
105,000	Rockies Express Pipeline LLC, (144A), 6%, due 01/15/19 (3)	105,787
90,000	Rockies Express Pipeline LLC, (144A), 6.875%, due 04/15/40 (3)	96,975

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Pipelines (Continued)
$100,000	Rose Rock Midstream LP / Rose Rock Finance Corp., 5.625%, due 07/15/22	$96,500
155,000	Sabine Pass Liquefaction LLC, 5.625%, due 02/01/21	155,969
350,000	Sabine Pass LNG, LP, (144A), 7.5%, due 11/30/16 (3)	369,250

	Total Pipelines	1,956,758

	REIT (0.2%)
70,000	DuPont Fabros Technology LP, 5.875%, due 09/15/21	72,800

	Semiconductors (0.2%)
50,000	Freescale Semiconductor, Inc., (144A), 5%, due 05/15/21 (3)	51,250

	Software (1.8%)
185,000	Audatex North America, Inc., (144A), 6%, due 06/15/21 (3)	193,325
305,000	First Data Corp., (144A), 6.75%, due 11/01/20 (3)	327,112
25,000	First Data Corp., (144A), 8.875%, due 08/15/20 (3)	26,844
40,000	MSCI, Inc., (144A), 5.25%, due 11/15/24 (3)	41,800

	Total Software	589,081

	Telecommunications (10.6%)
50,000	Altice Financing SA (Luxembourg), 6.625%, due 02/15/23	50,000
250,000	Altice Finco SA (Luxembourg), 7.625%, due 02/15/25	250,000
50,000	Altice SA (Luxembourg), 7.625%, due 02/15/25	50,000
100,000	CenturyLink, Inc., 5.8%, due 03/15/22	105,750
10,000	Frontier Communications Corp., 7.125%, due 03/15/19	10,963
25,000	Frontier Communications Corp., 8.5%, due 04/15/20	28,000
125,000	Inmarsat Finance PLC (United Kingdom), (144A), 4.875%, due 05/15/22 (3)	125,469
600,000	Intelsat Jackson Holdings SA (Luxembourg), 5.5%, due 08/01/23	594,750
147,000	Level 3 Financing, Inc., 7%, due 06/01/20	157,290
75,000	Level 3 Financing, Inc., 8.125%, due 07/01/19	79,969
150,000	MetroPCS Wireless, Inc., 6.625%, due 11/15/20	156,150
225,000	Qwest Corp., 7.25%, due 09/15/25	268,246
250,000	Softbank Corp. (Japan), (144A), 4.5%, due 04/15/20 (3)	249,700
360,000	Sprint Communications, Inc., (144A), 9%, due 11/15/18 (3)	416,700
50,000	Sprint Corp., 7.125%, due 06/15/24	49,000
130,000	Sprint Nextel Corp., 9.25%, due 04/15/22	146,250
285,000	T-Mobile USA, Inc., 6.731%, due 04/28/22	297,112
200,000	Virgin Media Secured Finance PLC (United Kingdom), 5.25%, due 01/15/21	209,000

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Telecommunications (Continued)
$125,000	Windstream Corp., 7.75%, due 10/15/20	$130,312

	Total Telecommunications	3,374,661

	Total Corporate Bonds (Cost: $22,375,456)	22,419,495

	Asset-Backed Securities (0.8%)
85,000	Babson CLO, Ltd. (13-IA-B), (144A), 1.857%, due 04/20/25 (3)(5)	81,903
70,000	Highbridge Loan Management (3A-2014-A2), (144A), 2.107%, due 01/18/25 (3)(5)	67,845
100,000	LCM XII LP (12A-D), (144A), 4.757%, due 10/19/22 (3)(5)	100,055

	Total Asset-Backed Securities (Cost: $245,679)	249,803

	Total Fixed Income Securities (Cost: $24,505,085) (76.8%)	24,544,829

Number of Shares	Common Stock
	Electric (Cost: $8,161) (0.0%)
238	Dynegy, Inc. (6)	6,502

	Money Market Investments
57,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (7)	57,000
291,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.04% (7)	291,000

	Total Money Market Investments (Cost: $348,000) (1.1%)	348,000

Principal Amount	Short-Term Investments
	Discount Notes (9.7%)
$820,000	Federal Home Loan Bank Discount Note, 0.01%, due 02/26/15 (8)(9)	819,994
500,000	Federal Home Loan Bank Discount Note, 0.01%, due 02/12/15 (9)	499,999
800,000	Federal Home Loan Bank Discount Note, 0.065%, due 02/25/15 (9)	799,995
1,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 02/27/15 (9)	999,993

	Total Discount Notes (Cost: $3,119,886)	3,119,981

	Repurchase Agreement (Cost: $3,478,185) (10.9%)
3,478,185	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $3,535,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $3,548,256) (Total Amount to be Received Upon Repurchase $3,478,185)	3,478,185

	Total Short-Term Investments (Cost: $6,598,071) (20.6%)	6,598,166

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Total Investments (Cost: $31,459,317) (98.5%)	31,497,497
Excess of Other Assets over Liabilities (1.5%)	476,410

Net Assets (100.0%)	$31,973,907

Credit Default Swaps — Buy Protection

Notional Amount (10)	Implied Credit Spread (11)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized Appreciation (Depreciation)	Premium (Paid)	Value (12)
OTC Swaps
$150,000	3.39%	3/20/19	Credit Suisse International	1%	Freeport- McMoRan Copper & Gold Inc.	$9,954	$2,704	$12,658
350,000	1.38%	3/20/19	Goldman Sachs International	1%	ALCOA, Inc.	(7,995)	11,502	3,507
250,000	1.38%	3/20/19	Goldman Sachs International	1%	ALCOA, Inc.	(4,433)	6,938	2,505

						$(2,474)	$21,144	$18,670

Notes to the Schedule of Investments:

CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
REIT	-	Real Estate Investment Trust.

(1)		Rate stated is the effective yield.

(2)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $7,929,252 or 24.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(5)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2015.

(6)		Non-income producing security.

(7)		Rate disclosed is the 7-day net yield as of January 31, 2015.

(8)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 1)

(9)		Rate shown represents yield-to-maturity.

(10)		The maximum potential amount the Fund could receive as buyer or pay as seller of protection if a credit event occurred as defined under the terms of that particular swap agreement.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

(11)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(12)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Advertising	0.3%
Aerospace/Defense	0.3
Airlines	2.8
Asset-Backed Securities	0.8
Auto Manufacturers	0.5
Auto Parts & Equipment	0.3
Banks	0.8
Beverages	0.8
Chemicals	0.5
Coal	0.4
Computers	0.8
Diversified Financial Services	2.5
Electric	8.6
Engineering & Construction	0.9
Food	0.4
Gas	0.4
Healthcare-Products	1.1
Healthcare-Services	10.5
Holding Companies — Diversified	0.5
Iron & Steel	0.3
Leisure Time	0.3
Lodging	1.1
Media	9.4
Miscellaneous Manufacturers	0.2
Oil & Gas	8.0
Packaging & Containers	3.5
Pharmaceuticals	1.9
Pipelines	6.1
REIT	0.2
Semiconductors	0.2
Software	1.8
Telecommunications	10.6
Money Market Investments	1.1
Short-Term Investments	20.6

Total	98.5%

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (6.1% of Net Assets)
$158,545	Federal Home Loan Mortgage Corp., Pool #310005, 4.683%, due 11/01/19 (1)	$164,059
134,971	Federal Home Loan Mortgage Corp. (KF05-A), 0.504%, due 09/25/21 (1)	135,136
100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20	110,705
45,370	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K502-A1), 0.727%, due 12/25/16	45,448
101,570	Federal National Mortgage Association, Pool #467288, 2.8%, due 03/01/18	106,067
85,030	Federal National Mortgage Association, Pool #468220, 3.05%, due 06/01/16	87,339
93,007	Federal National Mortgage Association, Pool #FN0002, 3.306%, due 12/01/17	97,784
90,683	Federal National Mortgage Association, Pool #467173, 4.64%, due 01/01/21	103,618
53,924	Federal National Mortgage Association, Pool #745506, 5.662%, due 02/01/16	55,514
101,802	Federal National Mortgage Association, (14-M12-FA), 0.468%, due 10/25/21 (1)	102,407
89,066	Federal National Mortgage Association (14-M6-FA), 0.458%, due 12/25/17 (1)	88,461
71,795	Government National Mortgage Association (05-76-B), 4.886%, due 10/16/38 (1)	74,350
9,286	Government National Mortgage Association (07-12-B), 5.14%, due 12/16/36 (1)	9,363
50,492	Government National Mortgage Association (11-77-A), 2.105%, due 04/16/33	50,678

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $1,140,379)	1,230,929

	Commercial Mortgage-Backed Securities — Non-Agency (8.6%)
13,569	Banc of America Commercial Mortgage Trust (06-2-A3), 5.7%, due 05/10/45 (1)	13,583
17,431	Banc of America Merrill Lynch Commercial Mortgage, Inc. (05-1-A5), 5.271%, due 11/10/42 (1)	17,428
42,726	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.14%, due 10/12/42 (1)	43,502
55,549	Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4), 7%, due 05/20/30 (1)	60,111
100,000	Citigroup Commercial Mortgage Trust (12-GC8-A2), 1.813%, due 09/10/45	101,473
47,214	Credit Suisse Commercial Mortgage Trust (07-C1-AAB), 5.336%, due 02/15/40	48,679
22,622	Credit Suisse First Boston Mortgage Securities Corp. (05-C4-A5), 5.104%, due 08/15/38 (1)	22,852
15,523	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	15,521
72,932	GS Mortgage Securities Trust (11-GC3-A2), (144A), 3.645%, due 03/10/44 (2)	74,479
75,391	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP2-A4), 4.738%, due 07/15/42	75,488
8,663	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB14-ASB), 5.506%, due 12/12/44 (1)	8,742
68,942	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB15-ASB), 5.79%, due 06/12/43 (1)	70,209
24,518	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	24,484

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$48,266	JPMorgan Chase Commercial Mortgage Securities Trust (07-C1-ASB), 5.857%, due 02/15/51	$50,742
2,583	JPMorgan Chase Commercial Mortgage Securities Trust (07-CB19-A3), 5.699%, due 02/12/49 (1)	2,579
66,324	JPMorgan Chase Commercial Mortgage Securities Trust (07-CB20-ASB), 5.688%, due 02/12/51	69,079
42,626	JPMorgan Chase Commercial Mortgage Securities Trust (10-C1-A1), (144A), 3.853%, due 06/15/43 (2)	42,742
100,000	JPMorgan Chase Commercial Mortgage Securities Trust (11-C4-A3), (144A), 4.106%, due 07/15/46 (2)	107,785
55,377	LB-UBS Commercial Mortgage Trust (06-C7-A2), 5.3%, due 11/15/38	56,166
88,748	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-4-A1A), 5.166%, due 12/12/49	93,815
114,401	Morgan Stanley Bank of America Merrill Lynch Trust (12-C5-A1), 0.916%, due 08/15/45	114,462
40,605	Morgan Stanley Capital I Trust (06-T21-A3), 5.185%, due 10/12/52 (1)	40,561
113,515	Morgan Stanley Capital I Trust (07-HQ11-A31), 5.439%, due 02/12/44	113,494
65,667	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	66,293
14,212	TIAA Seasoned Commercial Mortgage Trust (07-C4-A3), 5.556%, due 08/15/39 (1)	14,232
88,160	Wachovia Bank Commercial Mortgage Trust (05-C21-A4), 5.242%, due 10/15/44 (1)	89,452
79,043	Wachovia Bank Commercial Mortgage Trust (07-C30-A3), 5.246%, due 12/15/43	80,707
47,176	Wachovia Bank Commercial Mortgage Trust (07-C32-APB), 5.721%, due 06/15/49 (1)	47,427
62,731	WF-RBS Commercial Mortgage Trust (11-C2-A1), (144A), 2.501%, due 02/15/44 (2)	63,063
87,630	WF-RBS Commercial Mortgage Trust (12-C9-A1), 0.673%, due 11/15/45	87,661

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $1,738,650)	1,716,811

	Residential Mortgage-Backed Securities — Agency (31.3%)
18,699	Federal Home Loan Mortgage Corp. (2550-FI), 0.517%, due 11/15/32 (TAC) (1)	18,713
5,116	Federal Home Loan Mortgage Corp. (2581-F), 0.617%, due 12/15/32 (1)	5,117
230,941	Federal Home Loan Mortgage Corp. (2591-EF), 0.667%, due 03/15/32 (1)	231,637
90,554	Federal Home Loan Mortgage Corp. (263-F5), 0.667%, due 06/15/42 (1)	91,608
194,804	Federal Home Loan Mortgage Corp. (2763-FB), 0.517%, due 04/15/32 (1)	195,358
5,164	Federal Home Loan Mortgage Corp. (2817-FC), 0.617%, due 07/15/31 (1)	5,165
221,038	Federal Home Loan Mortgage Corp. (2828-TA), 0.567%, due 10/15/30 (1)	221,479
257,039	Federal Home Loan Mortgage Corp. (2835-LE), 0.517%, due 11/15/30 (1)	257,368
145,730	Federal Home Loan Mortgage Corp. (2990-DE), 0.547%, due 11/15/34 (1)	146,401
35,574	Federal Home Loan Mortgage Corp. (3001-HS), 16.334%, due 02/15/35 (I/F) (PAC) (1)	40,499
86,617	Federal Home Loan Mortgage Corp. (3174-FM), 0.407%, due 05/15/36 (PAC) (1)	86,690
117,450	Federal Home Loan Mortgage Corp. (3300-FA), 0.467%, due 08/15/35 (1)	117,774
134,875	Federal Home Loan Mortgage Corp. (3318-F), 0.417%, due 05/15/37 (1)	134,967

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$204,105	Federal Home Loan Mortgage Corp. (3335-BF), 0.317%, due 07/15/19 (1)	$204,253
191,872	Federal Home Loan Mortgage Corp. (3335-FT), 0.317%, due 08/15/19 (1)	191,976
162,181	Federal Home Loan Mortgage Corp. (3345-FP), 0.367%, due 11/15/36 (1)	162,307
31,556	Federal Home Loan Mortgage Corp. (3346-FA), 0.397%, due 02/15/19 (1)	31,587
174,588	Federal Home Loan Mortgage Corp. (3347-PF), 0.517%, due 01/15/36 (PAC) (1)	175,079
190,539	Federal Home Loan Mortgage Corp. (3737-GF), 0.567%, due 11/15/37 (PAC) (1)	190,846
174,498	Federal Home Loan Mortgage Corp. (3767-JF), 0.467%, due 02/15/39 (PAC) (1)	175,261
124,523	Federal Home Loan Mortgage Corp. (3798-BF), 0.467%, due 06/15/24 (1)	124,782
197,744	Federal Home Loan Mortgage Corp. (3803-DF), 0.567%, due 11/15/35 (PAC) (1)	198,345
158,576	Federal Home Loan Mortgage Corp. (3824-FA), 0.317%, due 03/15/26 (1)	158,659
14,764	Federal Home Loan Mortgage Corp. (3828-KF), 0.567%, due 02/15/36 (1)	14,772
66,286	Federal Home Loan Mortgage Corp. (3946-FG), 0.517%, due 10/15/39 (PAC) (1)	66,557
38,345	Federal National Mortgage Association (03-11-FA), 1.168%, due 09/25/32 (1)	39,398
43,414	Federal National Mortgage Association (03-64-KS), 9.425%, due 07/25/18 (I/F) (1)	47,127
118,227	Federal National Mortgage Association (06-60-DF), 0.598%, due 04/25/35 (1)	118,879
54,499	Federal National Mortgage Association (06-84-WF), 0.468%, due 02/25/36 (PAC) (1)	54,653
122,058	Federal National Mortgage Association (07-64-FA), 0.638%, due 07/25/37 (1)	123,166
147,823	Federal National Mortgage Association (07-67-FA), 0.418%, due 04/25/37 (1)	147,625
30,594	Federal National Mortgage Association (08-47-PF), 0.668%, due 06/25/38 (PAC) (1)	30,784
64,412	Federal National Mortgage Association (09-33-FB), 0.988%, due 03/25/37 (1)	65,607
64,413	Federal National Mortgage Association (10-2-TF), 0.668%, due 06/25/27 (1)	64,477
63,200	Federal National Mortgage Association (10-50-FA), 0.518%, due 01/25/24 (1)	63,209
85,566	Federal National Mortgage Association (10-9-MG), 3%, due 09/25/30 (PAC)	85,991
155,315	Federal National Mortgage Association (11-75-HP), 2.5%, due 07/25/40 (PAC)	160,273
34,634	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	38,963
59,807	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	70,876
4,063	Federal National Mortgage Association, Pool #661691, 2.314%, due 10/01/32 (1)	4,196
44,932	Federal National Mortgage Association, Pool #786884, 2.185%, due 08/01/34 (1)	46,239
55,396	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	62,666
23,199	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	26,298
34,731	Government National Mortgage Association (04-104-FJ), 0.468%, due 09/20/33 (1)	34,747
114,621	Government National Mortgage Association (10-108-PF), 0.568%, due 02/20/38 (PAC) (1)	115,113
188,784	Government National Mortgage Association (10-163-FJ), 0.518%, due 08/16/37 (PAC) (1)	189,376
146,510	Government National Mortgage Association (10-2-FA), 0.668%, due 05/20/37 (1)	146,919
165,799	Government National Mortgage Association (12-13-KF), 0.468%, due 07/20/38 (1)	166,258
30,190	Government National Mortgage Association II, Pool #80022, 1.625%, due 12/20/26 (1)	30,596

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$22,646	Government National Mortgage Association II, Pool #80636, 1.625%, due 09/20/32 (1)	$23,531
14,687	Government National Mortgage Association II, Pool #80757, 1.625%, due 10/20/33 (1)	14,960
125,335	Government National Mortgage Association II, Pool #80797, 1.625%, due 01/20/34 (1)	131,095
48,508	Government National Mortgage Association II, Pool #80937, 1.625%, due 06/20/34 (1)	50,556
98,608	NCUA Guaranteed Notes (10-R1-1A), 0.618%, due 10/07/20 (1)	99,193
63,460	NCUA Guaranteed Notes (10-R2-1A), 0.538%, due 11/06/17 (1)	63,629
251,071	NCUA Guaranteed Notes (10-R3-1A), 0.728%, due 12/08/20 (1)	253,307
244,425	NCUA Guaranteed Notes (10-R3-2A), 0.728%, due 12/08/20 (1)	246,732
89,188	NCUA Guaranteed Notes (11-R2-1A), 0.568%, due 02/06/20 (1)	89,577
49,395	NCUA Guaranteed Notes (11-R3-1A), 0.567%, due 03/11/20 (1)	49,598
71,296	NCUA Guaranteed Notes (11-R5-1A), 0.548%, due 04/06/20 (1)	71,412
7,636	NCUA Guaranteed Notes (11-R6-1A), 0.548%, due 05/07/20 (1)	7,640

	Total Residential Mortgage-Backed Securities — Agency (Cost: $6,249,722)	6,281,866

	Residential Mortgage-Backed Securities — Non-Agency (1.6%)
1,634	Banc of America Funding Corp. (06-G-2A3), 0.338%, due 07/20/36 (1)	1,637
14,055	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.568%, due 08/25/43 (1)	13,899
175,467	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.12%, due 11/25/32 (1)	177,590
38,658	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.168%, due 08/25/34 (1)	37,496
25,393	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.618%, due 10/25/34 (1)	25,498
29,554	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 0.588%, due 09/25/35 (1)	29,208
30,157	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.618%, due 07/25/34 (1)	29,103
12,785	Residential Accredit Loans, Inc. (02-QS16-A2), 0.718%, due 10/25/17 (1)	12,379

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $316,873)	326,810

	Corporate Bonds (22.0%)
	Airlines (1.2%)
106,288	Continental Airlines, Inc. Pass-Through Certificates(99-1-A), 6.545%, due 08/02/20 (EETC)	117,914
50,000	JetBlue Airways Corp. Pass-Through Trust, (04-2-G2), 0.682%, due 05/15/18 (1) (EETC)	49,262
71,232	United Airlines, Inc. Pass-Through Trust (09-2A), 9.75%, due 07/15/18 (EETC)	79,379

	Total Airlines	246,555

	Auto Manufacturers (0.9%)
100,000	Ford Motor Credit Co. LLC, 7%, due 04/15/15	101,280
75,000	Nissan Motor Acceptance Corp. (Japan), (144A), 0.955%, due 09/26/16 (1)(2)	75,403

	Total Auto Manufacturers	176,683

	Banks (4.9%)
250,000	Bank of America N.A., 0.521%, due 06/15/16 (1)	248,318

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$75,000	Citigroup, Inc., 1.216%, due 07/25/16 (1)	$75,511
30,000	Goldman Sachs Group, Inc. (The), 3.3%, due 05/03/15	30,206
75,000	Goldman Sachs Group, Inc. (The), 1.6%, due 11/23/15	75,496
300,000	JPMorgan Chase Bank N.A., 0.571%, due 06/13/16 (1)	297,188
75,000	Macquarie Bank, Ltd. (Australia), (144A), 0.691%, due 06/15/16 (1)(2)	75,024
50,000	Macquarie Bank, Ltd. (Australia), (144A), 0.886%, due 10/27/17 (1)(2)	50,031
65,000	Morgan Stanley, 0.975%, due 01/05/18 (1)	64,933
60,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	60,577

	Total Banks	977,284

	Commercial Services (0.4%)
75,000	Catholic Health Initiatives, 1.6%, due 11/01/17	75,045

	Diversified Financial Services (0.4%)
75,000	General Electric Capital Corp., 0.902%, due 07/12/16 (1)	75,598

	Electric (1.0%)
120,000	NextEra Energy Capital Holdings, Inc., 1.339%, due 09/01/15	120,477
50,000	Oncor Electric Delivery Co. LLC, 6.8%, due 09/01/18	58,898
30,000	PNM Resources, Inc., 9.25%, due 05/15/15	30,784

	Total Electric	210,159

	Engineering & Construction (1.0%)
200,000	Heathrow Funding, Ltd. (United Kingdom), (144A), 2.5%, due 06/25/17 (2)	198,200

	Food (0.3%)
50,000	Kraft Foods Group, Inc., 1.625%, due 06/04/15	50,160

	Healthcare-Services (0.4%)
85,000	Providence Health & Services Obligated Group, 1.205%, due 10/01/17 (1)	85,566

	Insurance (0.5%)
100,000	Metropolitan Life Global Funding I, (144A), 1.7%, due 06/29/15 (2)	100,552

	Oil & Gas (0.2%)
50,000	Devon Energy Corp., 0.691%, due 12/15/15 (1)	49,980

	Pharmaceuticals (0.7%)
100,000	McKesson Corp., 0.638%, due 09/10/15 (1)	100,044
50,000	Mylan, Inc., 1.8%, due 06/24/16	50,455

	Total Pharmaceuticals	150,499

	Pipelines (1.4%)
100,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (2)	101,293
75,000	TransCanada Pipelines, Ltd. (Canada), 0.937%, due 06/30/16 (1)	75,419
100,000	Williams Partners LP, 3.8%, due 02/15/15	100,099

	Total Pipelines	276,811

	Real Estate (1.3%)
50,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	54,015

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Real Estate (Continued)
$200,000	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17 (2)	$201,152

	Total Real Estate	255,167

	REIT (6.2%)
75,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2%, due 02/06/17	72,375
100,000	BioMed Realty LP, 3.85%, due 04/15/16	102,857
100,000	Camden Property Trust, 5%, due 06/15/15	101,474
50,000	Essex Portfolio LP, 5.5%, due 03/15/17	54,326
75,000	HCP, Inc., 6%, due 01/30/17	81,968
100,000	HCP, Inc., 7.072%, due 06/08/15	102,264
100,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	109,372
85,000	Hospitality Properties Trust, 6.3%, due 06/15/16	88,686
85,000	Host Hotels & Resorts LP, 5.875%, due 06/15/19	89,099
75,000	Mid-America Apartments LP, 5.5%, due 10/01/15	77,292
85,000	Pan Pacific Retail Properties, Inc., 5.25%, due 09/01/15	87,221
75,000	Realty Income Corp., 5.5%, due 11/15/15	77,513
50,000	SL Green Realty Corp., 5%, due 08/15/18	54,275
75,000	UDR, Inc., 5.25%, due 01/15/16	77,897
75,000	Ventas Realty LP, 1.55%, due 09/26/16	75,601

	Total REIT	1,252,220

	Retail (0.4%)
85,000	Walgreens Boots Alliance, Inc., 0.682%, due 05/18/16 (1)	85,037

	Telecommunications (0.8%)
67,000	AT&T, Inc., 2.5%, due 08/15/15	67,692
87,000	Verizon Communications, Inc., 1.771%, due 09/15/16 (1)	88,604

	Total Telecommunications	156,296

	Total Corporate Bonds (Cost: $4,485,725)	4,421,812

	Municipal Bonds (1.2%)
100,000	Illinois State, General Obligation Bond, 4.35%, due 06/01/18	104,610
125,000	State of California, General Obligation Unlimited, 5.95%, due 04/01/16	132,980

	Total Municipal Bonds (Cost: $248,184)	237,590

	U.S. Government Agency Obligations (4.2%)
105,000	Federal Farm Credit Bank, 0.187%, due 09/14/16 (1)	105,021
215,000	Federal Farm Credit Bank, 0.198%, due 04/26/17 (1)	215,167
205,000	Federal Farm Credit Bank, 0.198%, due 05/08/17 (1)	205,251
135,000	Federal Farm Credit Bank, 0.218%, due 04/17/17 (1)	135,137
110,000	Federal Farm Credit Bank, 0.223%, due 02/27/17 (1)	110,196

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$70,000	Federal Home Loan Mortgage Corp., 0.75%, due 10/05/16	$70,067

	Total U.S. Government Agency Obligations (Cost: $839,948)	840,839

	U.S. Treasury Securities (0.4%)
32,702	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (3)	32,374
50,000	U.S. Treasury Note, 0.25%, due 08/15/15	50,043

	Total U.S. Treasury Securities (Cost: $83,406)	82,417

	Total Fixed Income Securities (Cost: $15,102,887) (75.4%)	15,139,074

Number of Shares	Money Market Investments
215,000	Dreyfus Institutional Cash Advantage Fund, 0.01% (4)	215,000
215,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.04% (4)	215,000

	Total Money Market Investments (Cost: $430,000) (2.1%)	430,000

Principal Amount	Short-Term Investments
	Certificate of Deposit (Cost: $100,000) (0.5%)
	Banks (0.5%)
$100,000	Credit Suisse/New York (Switzerland), 0.553%, due 08/24/15 (1)	100,029

	Discount Notes (14.8%)
165,000	Federal Home Loan Bank Discount Note, 0.01%, due 02/06/15 (5)	165,000
430,000	Federal Home Loan Bank Discount Note, 0.01%, due 02/12/15 (5)	429,999
525,000	Federal Home Loan Bank Discount Note, 0.07%, due 02/20/15 (5)	524,997
135,000	Federal Home Loan Bank Discount Note, 0.08%, due 02/06/15 (5)	135,000
585,000	Federal Home Loan Mortgage Corp. Discount Note, 0.054%, due 02/11/15 (5)	584,998
247,000	Federal Home Loan Mortgage Corp. Discount Note, 0.08%, due 03/12/15 (5)	246,996
890,000	Federal National Mortgage Association Discount Note, 0.07%, due 02/04/15 (5)	889,999

	Total Discount Notes (Cost: $2,976,927) (14.8%)	2,976,989

	Repurchase Agreement (Cost: $1,442,385) (7.2%)
1,442,385	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $1,470,000, U.S. Treasury Note, 1%, due 05/31/18, valued at $1,475,513) (Total Amount to be Received Upon Repurchase $1,442,385)	1,442,385

	Total Short-Term Investments (Cost: $4,519,312) (22.5%)	4,519,403

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Total Investments (Cost: $20,052,199) (100.0%)	20,088,477
Excess of Other Assets over Liabilities (0.0%)	8,133

Net Assets (100.0%)	$20,096,610

Notes to the Schedule of Investments:

EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2015.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $1,129,729 or 5.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(4)		Rate disclosed is the 7-day net yield as of January 31, 2015.

(5)		Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Airlines	1.2%
Auto Manufacturers	0.9
Banks	4.9
Commercial Mortgage-Backed Securities — Agency	6.1
Commercial Mortgage-Backed Securities — Non-Agency	8.6
Commercial Services	0.4
Diversified Financial Services	0.4
Electric	1.0
Engineering & Construction	1.0
Food	0.3
Healthcare-Services	0.4
Insurance	0.5
Municipal Bonds	1.2
Oil & Gas	0.2
Pharmaceuticals	0.7
Pipelines	1.4
REIT	6.2
Real Estate	1.3
Residential Mortgage-Backed Securities — Agency	31.3
Residential Mortgage-Backed Securities — Non-Agency	1.6
Retail	0.4
Telecommunications	0.8
U.S. Government Agency Obligations	4.2
U.S. Treasury Securities	0.4
Money Market Investments	2.1
Short-Term Investments	22.5

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (7.8% of Net Assets)
$9,965,787	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	$11,077,406
20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.268%, due 12/27/44 (1)(2)	20,061,820
10,739,044	ACE Securities Corp. Home Equity Loan Trust (05-HE7-A2D), 0.498%, due 11/25/35 (2)	10,717,061
15,000,000	AMMC CDO (14-14A-A1L), (144A), 1.706%, due 07/27/26 (1)(2)	14,889,165
17,000,000	Babson CLO, Ltd. (13-IA-A), (144A), 1.357%, due 04/20/25 (1)(2)	16,712,258
4,014,000	Babson CLO, Ltd. (14-IIA-A), (144A), 1.656%, due 10/17/26 (1)(2)	3,986,797
7,959,734	Bayview Commercial Asset Trust (04-1-A), (144A), 0.528%, due 04/25/34 (1)(2)	7,656,540
13,169,969	Bayview Commercial Asset Trust (06-1A-A1), (144A), 0.438%, due 04/25/36 (1)(2)	11,669,528
18,700,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.283%, due 11/25/33 (2)	19,002,303
11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 1.256%, due 10/27/36 (2)	11,922,647
7,900,000	Cent CLO, Ltd. (13-18A-A), (144A), 1.35%, due 07/23/25 (1)(2)	7,708,085
6,098,110	CIT Education Loan Trust (07-1-A), (144A), 0.345%, due 03/25/42 (1)(2)	5,821,833
12,500,000	Eaton Vance CLO, Ltd. (14-1A-A), (144A), 1.703%, due 07/15/26 (1)(2)	12,428,450
15,874,826	Educational Funding of the South, Inc. (12-1-A), 1.218%, due 03/25/36 (2)	16,088,224
16,675,000	EFS Volunteer LLC (10-1-A2), (144A), 1.106%, due 10/25/35 (1)(2)	16,634,246
7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 1.52%, due 03/25/36 (1)(2)	7,404,857
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.17%, due 04/25/33 (1)(2)	17,997,728
11,000,000	Flagship CLO (14-8A-A), (144A), 1.757%, due 01/16/26 (1)(2)	10,969,398
18,570,000	Flatiron CLO, Ltd. (14-1A-A1), (144A), 1.637%, due 07/17/26 (1)(2)	18,399,416
3,717,660	GE Business Loan Trust (04-2A-A), (144A), 0.387%, due 12/15/32 (1)(2)	3,628,460
21,930,751	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (1)	22,034,745
25,000,000	GoldenTree Loan Opportunities VII, Ltd. (13-7A-A), (144A), 1.406%, due 04/25/25 (1)(2)	24,471,325
15,081,002	Higher Education Funding I (14-1-A), (144A), 1.283%, due 05/25/34 (1)(2)	14,971,020
2,828,460	Jasper CLO, Ltd. (05-1A-A), (144A), 0.502%, due 08/01/17 (1)(2)	2,825,102
4,651,930	JFIN CLO, Ltd. (07-1A-A1A), (144A), 0.462%, due 07/20/21 (1)(2)	4,632,425
5,000,000	Limerock CLO III LLC (14-3A-A1), (144A), 1.759%, due 10/20/26 (1)(2)	4,982,815
18,000,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.218%, due 07/20/43 (2)	17,841,208
2,350,000	National Collegiate Master Student Loan Trust I (02-2-AR10), (144A), 3.669%, due 11/01/42 (1)(2)	2,350,909
8,258,414	National Collegiate Student Loan Trust (06-3-A3), 0.318%, due 10/25/27 (2)	8,167,481
38,752,903	Navient Student Loan Trust (14-2-A), 0.808%, due 03/25/43 (2)	38,494,518
38,693,202	Navient Student Loan Trust (14-3-A), 0.788%, due 03/25/43 (2)	38,400,933
22,412,910	Navient Student Loan Trust (14-4-A), 0.788%, due 03/25/43 (2)	22,236,890
30,185,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.118%, due 11/25/43 (1)(2)	30,427,817

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$10,115,513	Pangaea CLO, Ltd. (07-1A-A1), (144A), 0.506%, due 10/21/21 (1)(2)	$10,037,335
16,000,000	Panhandle-Plains Higher Education Authority, Inc. (11-1-A3), 1.205%, due 10/01/37 (2)	16,061,072
1,222,625	Red River CLO, Ltd. (1A-A), (144A), 0.502%, due 07/27/18 (1)(2)	1,217,017
9,500,000	SLM Private Credit Student Loan Trust (04-A-A3), 0.641%, due 06/15/33 (2)	8,995,526
10,000,000	SLM Private Credit Student Loan Trust (04-B-A3), 0.571%, due 03/15/24 (2)	9,571,945
4,046,878	SLM Student Loan Trust (04-8-B), 0.716%, due 01/25/40 (2)	3,697,771
7,534,000	SLM Student Loan Trust (05-5-A5), 1.006%, due 10/25/40 (2)	7,454,298
6,577,813	SLM Student Loan Trust (07-6-B), 1.106%, due 04/27/43 (2)	6,072,104
4,671,210	SLM Student Loan Trust (07-8-B), 1.256%, due 04/27/43 (2)	4,354,928
7,405,000	SLM Student Loan Trust (08-2-B), 1.456%, due 01/25/29 (2)	6,908,902
6,549,000	SLM Student Loan Trust (08-3-B), 1.456%, due 04/25/29 (2)	6,117,143
3,270,000	SLM Student Loan Trust (08-4-B), 2.106%, due 04/25/29 (2)	3,256,132
17,785,000	SLM Student Loan Trust (08-5-A4), 1.956%, due 07/25/23 (2)(3)	18,547,167
16,200,000	SLM Student Loan Trust (08-5-B), 2.106%, due 07/25/29 (2)	16,283,215
6,380,000	SLM Student Loan Trust (08-6-B), 2.106%, due 07/25/29 (2)	6,399,004
6,380,000	SLM Student Loan Trust (08-7-B), 2.106%, due 07/25/29 (2)	6,426,941
5,696,000	SLM Student Loan Trust (08-8-B), 2.506%, due 10/25/29 (2)	5,969,296
15,950,000	SLM Student Loan Trust (08-9-B), 2.506%, due 10/25/29 (2)	16,789,339
12,800,000	SLM Student Loan Trust (11-1-A2), 1.318%, due 10/25/34 (2)	13,277,165
17,780,000	SLM Student Loan Trust (11-2-A2), 1.368%, due 10/25/34 (2)	18,237,639
8,870,173	SLM Student Loan Trust (12-2-A), 0.868%, due 01/25/29 (2)	8,905,921
7,550,000	Telos CLO, Ltd. (06-1A-A2), (144A), 0.652%, due 10/11/21 (1)(2)	7,495,843
18,920,000	Voya CLO, Ltd. (14-2A-A1), (144A), 1.707%, due 07/17/26 (1)(2)	18,795,279

	Total Asset-Backed Securities (Cost: $729,855,558)	697,484,392

	Commercial Mortgage-Backed Securities — Agency (5.4%)
52,948,539	Federal Home Loan Mortgage Corp. (KF05-A), 0.504%, due 09/25/21 (2)(3)	53,013,380
45,330,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K005-A2), 4.317%, due 11/25/19 (3)	50,781,227
24,280,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K007-A2), 4.224%, due 03/25/20 (3)	27,222,348
29,110,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20 (3)	32,226,357
32,350,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K010-A2), 4.333%, due 10/25/20 (3)	36,685,741
25,890,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)(3)	28,904,502
49,330,134	Federal National Mortgage Association, (12-M12-1A), 2.84%, due 08/25/22 (ACES) (2)(3)	52,137,818

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$34,874,357	Federal National Mortgage Association, (12-M15-A), 2.656%, due 10/25/22 (ACES) (2)(3)	$36,331,930
40,342,601	Federal National Mortgage Association, (14-M12-FA), 0.468%, due 10/25/21 (ACES) (2)(3)	40,582,494
2,947,754	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (3)	3,247,625
19,251,205	Federal National Mortgage Association, Pool #AL0290, 4.447%, due 04/01/21 (3)	22,038,294
20,628,015	Federal National Mortgage Association, Pool #AL0600, 4.3%, due 07/01/21 (3)	23,474,597
15,979,097	Federal National Mortgage Association, Pool #AL2660, 2.628%, due 10/01/22 (3)	16,596,193
45,092,111	Federal National Mortgage Association, Pool #AL3366, 2.436%, due 02/01/23 (3)	46,351,547
12,573,271	Federal National Mortgage Association, Pool #FN0003, 4.297%, due 01/01/21 (3)	14,242,422

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $477,821,309)	483,836,475

	Commercial Mortgage-Backed Securities — Non-Agency (0.7%)
6,440,000	COMM Mortgage Trust (12-LC4-A4), 3.288%, due 12/10/44	6,844,917
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,640,878
17,505,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	18,978,962
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,840,936
17,835,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	19,365,617

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $56,270,229)	60,671,310

	Residential Mortgage-Backed Securities — Agency (43.2%)
326,679	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26 (3)	361,756
427,481	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31 (3)	484,684
5,722,598	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC) (3)	6,450,302
14,270,700	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC) (3)	15,783,601
1,502,211	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23 (3)	1,626,865
894,932	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O) (3)(4)	866,716
5,915,961	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC) (3)	6,369,446
3,304,391	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23 (3)	3,580,889
4,630,028	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23 (3)	4,949,522
31,430,159	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC) (3)	35,913,816
54,624,501	Federal Home Loan Mortgage Corp. (276-30), 3%, due 09/15/42 (3)	56,726,326
60,497,546	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42 (3)	62,783,203
1,577,342	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC) (3)	1,666,561
901,202	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O) (3)(4)	863,297
7,318,735	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35 (3)	7,830,095
50,000,000	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC) (3)	56,295,835
34,863,261	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36 (3)	39,479,342
13,238,422	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26 (3)	14,623,068

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$11,999,509	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC) (3)(4)	$10,718,804
11,452,509	Federal Home Loan Mortgage Corp. (3315-S), 6.244%, due 05/15/37 (I/O) (I/F) (2)(3)	1,180,560
8,396,452	Federal Home Loan Mortgage Corp. (3376-SX), 5.874%, due 10/15/37 (I/O) (I/F) (2)(3)	1,275,195
214,046	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	215,585
12,415,896	Federal Home Loan Mortgage Corp. (3410-IS), 6.104%, due 02/15/38 (I/O) (I/F) (2)(3)	1,789,066
10,177,918	Federal Home Loan Mortgage Corp. (3424-BI), 6.634%, due 04/15/38 (I/O) (I/F) (2)(3)	1,919,671
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24 (3)	8,556,972
3,710,471	Federal Home Loan Mortgage Corp. (3519-SH), 5.334%, due 07/15/37 (I/O) (I/F) (2)(3)	319,100
19,335,740	Federal Home Loan Mortgage Corp. (3531-SC), 6.134%, due 05/15/39 (I/O) (I/F) (2)(3)	2,582,400
4,481,743	Federal Home Loan Mortgage Corp. (3541-SA), 6.584%, due 06/15/39 (I/O) (I/F) (2)(3)	506,333
17,960,253	Federal Home Loan Mortgage Corp. (3550-GS), 6.584%, due 07/15/39 (I/O) (I/F) (2)(3)	3,299,654
7,490,182	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32 (3)	8,409,713
37,027,736	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29 (3)	40,173,568
16,466,832	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29 (3)	17,772,352
17,414,504	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29 (3)	18,841,156
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24 (3)	26,725,461
2,101,445	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37 (3)	2,270,376
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC) (3)	22,855,937
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC) (3)	23,324,654
31,678,615	Federal Home Loan Mortgage Corp. (3770-ZB), 5%, due 12/15/40 (3)	37,213,113
22,604,278	Federal Home Loan Mortgage Corp. (3788-SB), 6.314%, due 01/15/41 (I/O) (I/F) (2)(3)	3,784,860
5,677,015	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)(4)	5,110,291
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC) (3)	11,780,111
9,600,125	Federal Home Loan Mortgage Corp. (4030-HS), 6.444%, due 04/15/42 (I/O) (I/F) (2)(3)	1,644,935
12,870,587	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35 (3)	14,525,704
8,732,178	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39 (3)	9,701,965
44,861,211	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40 (3)	50,765,743
13,846,110	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40 (3)	15,488,854
29,081,729	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41 (3)	31,573,505
6,256	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19 (3)	6,610
11,738	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19 (3)	12,402
56,399	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	59,590
23,401	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19 (3)	24,927
98,327	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22 (3)	111,492
361,874	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35 (3)	399,574
47,944,530	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40 (3)	52,516,969
14,296,024	Federal Home Loan Mortgage Corp., Pool #G07556, 4%, due 11/01/43 (3)	15,658,438

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$53,297,280	Federal Home Loan Mortgage Corp., Pool #G07786, 4%, due 08/01/44 (3)	$58,220,906
108,489,919	Federal Home Loan Mortgage Corp., Pool #G07848, 3.5%, due 04/01/44 (3)(5)	115,880,800
571,880	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20 (3)	610,532
1,499,382	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22 (3)	1,588,046
1,848,537	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20 (3)	1,947,969
2,141,954	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24 (3)	2,377,694
25,217	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21 (3)	28,495
3,743,693	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29 (3)	4,248,445
4,085,146	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28 (3)	4,635,935
6,085,070	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29 (3)	6,751,727
933,889	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37 (3)	1,036,216
7,655,037	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38 (3)	8,816,282
8,282,497	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36 (3)	9,161,703
38,227,317	Federal Home Loan Mortgage Corp., Pool #V80284, 3.5%, due 08/01/43 (3)	40,800,259
51,559,444	Federal Home Loan Mortgage Corp., Pool #V80353, 3%, due 08/01/43 (3)	53,517,790
472,626	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31 (3)	530,675
1,320,015	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC) (3)	1,446,196
1,332,865	Federal National Mortgage Association (04-52-SW), 6.932%, due 07/25/34 (I/O) (I/F) (2)(3)	231,133
3,474,805	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24 (3)	3,717,284
3,564,496	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29 (3)	3,870,736
12,999,190	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC) (3)	14,230,404
687,189	Federal National Mortgage Association (05-74-CP), 24.133%, due 05/25/35 (I/F) (PAC) (2)(3)	1,073,496
5,143,096	Federal National Mortgage Association (07-20-SI), 6.282%, due 03/25/37 (I/O) (I/F) (2)(3)	795,266
5,201,147	Federal National Mortgage Association (07-21-SE), 6.272%, due 03/25/37 (I/O) (I/F) (2)(3)	729,416
6,354,591	Federal National Mortgage Association (07-56-SG), 6.242%, due 06/25/37 (I/O) (I/F) (2)(3)	810,723
14,785,608	Federal National Mortgage Association (07-58-SV), 6.582%, due 06/25/37 (I/O) (I/F) (2)(3)	1,892,491
3,590,271	Federal National Mortgage Association (07-65-S), 6.432%, due 07/25/37 (I/O) (I/F) (2)(3)	472,169
1,710,681	Federal National Mortgage Association (07-88-FY), 0.628%, due 09/25/37 (2)(3)	1,715,088
16,829,329	Federal National Mortgage Association (07-103-AI), 6.332%, due 03/25/37 (I/O) (I/F) (2)(3)	2,673,824
34,268,227	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37 (3)	38,845,074
15,942,539	Federal National Mortgage Association (08-1-AI), 6.082%, due 05/25/37 (I/O) (I/F) (2)(3)	2,820,345

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$10,937,503	Federal National Mortgage Association (08-13-SB), 6.072%, due 03/25/38 (I/O) (I/F) (2)(3)	$1,785,880
19,218,442	Federal National Mortgage Association (08-23-SB), 6.682%, due 04/25/38 (I/O) (I/F) (2)(3)	3,105,735
2,518,300	Federal National Mortgage Association (08-35-SD), 6.282%, due 05/25/38 (I/O) (I/F) (2)	419,442
28,054,458	Federal National Mortgage Association (08-66-SG), 5.902%, due 08/25/38 (I/O) (I/F) (2)(3)	3,498,882
10,995,604	Federal National Mortgage Association (08-68-SA), 5.802%, due 08/25/38 (I/O) (I/F) (2)(3)	1,373,571
8,241,446	Federal National Mortgage Association (09-3-SH), 5.282%, due 06/25/37 (I/O) (I/F) (2)(3)	786,766
2,658,012	Federal National Mortgage Association (09-47-SV), 6.582%, due 07/25/39 (I/O) (I/F) (2)(3)	337,827
11,847,451	Federal National Mortgage Association (09-51-SA), 6.582%, due 07/25/39 (I/O) (I/F) (2)(3)	1,847,455
5,407,250	Federal National Mortgage Association (09-6-SD), 5.382%, due 02/25/39 (I/O) (I/F) (2)(3)	619,193
15,062,792	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24 (3)	15,996,985
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29 (3)	29,084,624
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29 (3)	37,304,747
3,333,334	Federal National Mortgage Association (09-72-JS), 7.082%, due 09/25/39 (I/O) (I/F) (2)(3)	556,883
20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC) (3)	22,961,137
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41 (3)	57,338,635
11,738,000	Federal National Mortgage Association (12-128-UY), 2.5%, due 11/25/42 (PAC)	11,478,069
52,986,387	Federal National Mortgage Association (12-133-GC), 2.5%, due 08/25/41 (PAC) (3)	54,414,980
23,588,972	Federal National Mortgage Association (12-153-PC), 2%, due 05/25/42 (PAC) (3)	23,674,706
11,601,876	Federal National Mortgage Association (13-101-BO), 0%, due 10/25/43 (P/O) (3)(4)	9,668,073
26,702,032	Federal National Mortgage Association (13-101-CO), 0%, due 10/25/43 (P/O) (3)(4)	22,479,023
30,263,701	Federal National Mortgage Association (13-21-EC), 2%, due 12/25/38 (I/O) (3)	30,131,632
21,400,000	Federal National Mortgage Association (13-95-PN), 3%, due 01/25/43 (PAC) (3)	21,888,264
144,268	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (2)(3)	167,389
810,165	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O) (3)(4)	794,139
64,607	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22 (3)	72,014
82,933	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17 (3)	87,860
290,460	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23 (3)	325,924
4,032,082	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29 (3)	4,454,961
1,996,757	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47 (3)	2,254,814
8,739,366	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33 (3)	9,807,322
800,519	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18 (3)	847,645
61,974	Federal National Mortgage Association, Pool #661856, 2.266%, due 10/01/32 (2)(3)	61,904

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$340,128	Federal National Mortgage Association, Pool #671133, 1.787%, due 02/01/33 (2)(3)	$352,626
98,688	Federal National Mortgage Association, Pool #672272, 2.065%, due 12/01/32 (2)(3)	103,812
252,023	Federal National Mortgage Association, Pool #687847, 2.16%, due 02/01/33 (2)	267,123
901,316	Federal National Mortgage Association, Pool #692104, 1.792%, due 02/01/33 (2)(3)	935,393
537,576	Federal National Mortgage Association, Pool #699866, 2.127%, due 04/01/33 (2)(3)	563,426
257,163	Federal National Mortgage Association, Pool #704454, 2.188%, due 05/01/33 (2)(3)	271,211
277,297	Federal National Mortgage Association, Pool #708820, 2.259%, due 06/01/33 (2)(3)	278,341
406,716	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19 (3)	430,659
294,176	Federal National Mortgage Association, Pool #728824, 2.082%, due 07/01/33 (2)(3)	316,354
1,075,919	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33 (3)	1,182,992
26,895	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19 (3)	28,582
1,194,253	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37 (3)	1,392,168
1,295,754	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38 (3)	1,416,880
2,074,091	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28 (3)	2,291,054
1,401,869	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23 (3)	1,529,105
7,046,109	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24 (3)	7,796,499
4,703,253	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49 (3)	5,171,261
10,347,468	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28 (3)	11,705,454
5,982,801	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29 (3)	6,785,754
5,172,413	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38 (3)	5,776,590
63,414,763	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40 (3)	69,482,288
44,778,395	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42 (3)	46,415,602
9,034,521	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29 (3)	9,973,496
17,867,713	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37 (3)	20,791,239
14,626,944	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40 (3)	16,580,738
10,378,488	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40 (3)	11,764,795
69,505,868	Federal National Mortgage Association, Pool #AL4597, 4%, due 01/01/44 (3)	76,133,360
23,670,000	Federal National Mortgage Association, Pool #AL6307, 4.5%, due 01/01/45	25,752,767
21,016,339	Federal National Mortgage Association, Pool #AQ8803, 3.5%, due 01/01/43 (3)	22,448,076
20,101,988	Federal National Mortgage Association, Pool #MA0843, 4.5%, due 09/01/41 (3)	21,922,159
16,220,203	Federal National Mortgage Association, Pool #MA1283, 3.5%, due 12/01/42 (3)	17,325,204
24,151,527	Federal National Mortgage Association, Pool #MA1442, 4%, due 05/01/43 (3)	26,477,055
75,197,672	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33 (3)	78,778,447
60,171,149	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33 (3)	63,924,991
66,980,992	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33 (3)	71,251,027
44,375,000	Federal National Mortgage Association TBA, 2.5% (6)	45,822,024

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$39,705,000	Federal National Mortgage Association TBA, 3% (6)	$41,673,177
499,455,000	Federal National Mortgage Association TBA, 3% (6)	515,336,111
141,320,000	Federal National Mortgage Association TBA, 3.5% (6)	149,291,331
197,260,000	Federal National Mortgage Association TBA, 3.5% (6)	207,932,072
289,305,000	Federal National Mortgage Association TBA, 4% (6)	309,850,174
154,240,000	Federal National Mortgage Association TBA, 4.5% (6)	167,223,869
1,451,282	Government National Mortgage Association (03-42-SH), 6.382%, due 05/20/33 (I/O) (I/F) (2)(3)	209,909
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O) (3)(4)	12,717,511
28,916,646	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40 (3)	32,502,988
483,705	Government National Mortgage Association II, Pool #80963, 1.625%, due 07/20/34 (2)(3)	504,878
101,882	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34 (3)	106,581
27,465,000	Government National Mortgage Association II TBA, 3% (6)	28,501,373
40,000,000	Government National Mortgage Association II TBA, 3.5% (6)	42,243,749
98,235,000	Government National Mortgage Association II TBA, 4% (6)	104,781,444
46,015,000	Government National Mortgage Association II TBA, 4.5% (6)	49,955,034

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,682,622,014)	3,851,143,317

	Residential Mortgage-Backed Securities — Non-Agency (27.6%)
5,160,922	Accredited Mortgage Loan Trust (05-3-A2D), 0.54%, due 09/25/35 (2)	5,142,214
16,964,038	ACE Securities Corp. (06-ASP1-A2D), 0.478%, due 12/25/35 (2)	15,862,458
20,305,391	ACE Securities Corp. (07-ASP1-A2C), 0.428%, due 03/25/37 (2)	12,197,882
10,913,932	ACE Securities Corp. (07-ASP1-A2D), 0.548%, due 03/25/37 (2)	6,696,968
2,536,125	Adjustable Rate Mortgage Trust (04-5-3A1), 2.465%, due 04/25/35 (2)	2,514,784
23,002,000	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 0.498%, due 01/25/36 (2)	22,639,626
7,243,936	Asset-Backed Funding Certificates (05-HE2-M2), 0.918%, due 06/25/35 (2)	7,092,672
22,139,064	Asset-Backed Funding Certificates (07-WMC1-A2A), 0.918%, due 06/25/37 (2)	15,158,263
2,970,221	Asset-Backed Securities Corp. Home Equity (05-HE5-M2), 0.828%, due 06/25/35 (2)	2,967,307
51,366,944	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.31%, due 12/25/36 (2)	41,566,645
2,071,481	Banc of America Alternative Loan Trust (03-3-A4), 5.75%, due 05/25/33	2,133,901
688,560	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	712,281
16,641,377	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	17,063,214
917,273	Banc of America Funding Corp. (04-B-3A1), 2.769%, due 12/20/34 (2)	503,718
228,336	Banc of America Funding Corp. (06-D-2A1), 2.82%, due 05/20/36 (2)	167,602

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$7,836,022	Banc of America Funding Corp. (06-D-3A1), 2.808%, due 05/20/36 (2)(7)	$6,866,690
17,943,414	Banc of America Funding Corp. (06-G-2A1), 0.388%, due 07/20/36 (2)	16,809,283
1,421,225	Banc of America Funding Corp. (06-G-2A3), 0.338%, due 07/20/36 (2)	1,423,542
2,272,774	Banc of America Funding Trust (06-3-4A14), 6%, due 03/25/36	2,291,381
9,392,829	Banc of America Funding Trust (06-3-5A3), 5.5%, due 03/25/36 (7)	9,039,673
3,885,432	BCAP LLC Trust (07-AA1-1A2), 0.328%, due 02/25/47 (2)(7)	3,592,051
428,621	BCAP LLC Trust (09-RR1-21A1), (144A), 2.612%, due 11/26/34 (1)(2)	431,618
1,703,092	BCAP LLC Trust (09-RR1-22A1), (144A), 2.614%, due 05/26/35 (1)(2)	1,721,494
1,059,234	BCAP LLC Trust (09-RR1-23A1), (144A), 2.619%, due 05/26/35 (1)(2)	1,072,489
7,963,661	BCAP LLC Trust (11-RR2-3A6), (144A), 2.651%, due 11/21/35 (1)(2)	7,478,409
1,168,935	BCAP LLC Trust (11-RR3-1A5), (144A), 2.702%, due 05/27/37 (1)(2)	1,164,428
1,846,249	BCAP LLC Trust (11-RR3-5A3), (144A), 5.094%, due 11/27/37 (1)(2)	1,790,926
7,573,864	BCAP LLC Trust (11-RR4-1A3), (144A), 2.852%, due 03/26/36 (1)(2)	7,377,743
6,892,109	BCAP LLC Trust (11-RR4-2A3), (144A), 1%, due 06/26/47 (1)(2)	6,857,435
8,899,365	BCAP LLC Trust (11-RR4-3A3), (144A), 2.514%, due 07/26/36 (1)(2)	8,292,883
10,768,628	BCAP LLC Trust (11-RR5-1A3), (144A), 2.5%, due 03/26/37 (1)(2)	10,607,182
3,057,854	BCAP LLC Trust (11-RR5-2A3), (144A), 2.708%, due 06/26/37 (1)(2)	3,061,648
7,587,815	BCAP LLC Trust (12-RR2-9A3), (144A), 2.614%, due 03/26/35 (1)(2)	7,660,992
6,229,260	BCAP LLC Trust (12-RR7-1A1), (144A), 0.34%, due 08/26/36 (1)(2)	6,092,182
2,845,368	BCAP LLC Trust (12-RR8-5A3), (144A), 0.449%, due 05/26/37 (1)(2)	2,795,631
5,529,969	BCAP LLC Trust (12-RR9-1A1), (144A), 0.332%, due 07/26/35 (1)(2)	5,359,577
15,779,617	BCAP LLC Trust (12-RR9-1A1), (144A), 4.954%, due 08/26/36 (1)(2)	15,600,718
8,786,235	BCAP LLC Trust (13-RR2-6A1), (144A), 2.821%, due 06/26/37 (1)(2)	8,780,481
2,633,967	Bear Stearns Alt-A Trust (04-13-A1), 0.908%, due 11/25/34 (2)	2,621,372
9,615	Bear Stearns Alt-A Trust (05-2-2A4), 2.569%, due 04/25/35 (2)	9,302
11,223,690	Bear Stearns Alt-A Trust (05-4-23A1), 2.521%, due 05/25/35 (2)	10,904,937
960,732	Bear Stearns Alt-A Trust (06-4-32A1), 2.684%, due 07/25/36 (2)(7)	671,462
1,753,506	Bear Stearns ARM Trust (04-12-1A1), 2.603%, due 02/25/35 (2)	1,616,174
4,636,779	Bear Stearns ARM Trust (06-2-2A1), 2.701%, due 07/25/36 (2)(7)	3,965,800
498,992	Bear Stearns ARM Trust (07-1-2A1), 2.73%, due 02/25/47 (2)(7)	400,281
2,560,688	Bear Stearns ARM Trust (07-5-3A1), 4.279%, due 08/25/47 (2)	2,379,033
3,452,425	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3), 5.5%, due 09/25/35 (2)	3,518,566
7,381,871	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4), 5.4%, due 09/25/35 (2)	7,488,063
8,624,593	Bear Stearns Asset-Backed Securities I Trust (06-HE9-1A2), 0.318%, due 11/25/36 (2)	7,058,315
1,010,431	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.348%, due 10/25/36 (2)	764,801
4,121,994	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.368%, due 09/25/47 (2)	3,417,770

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$1,778,368	BNC Mortgage Loan Trust (07-1-A2), 0.228%, due 03/25/37 (2)	$1,782,837
2,293,835	BNC Mortgage Loan Trust (07-3-A2), 0.228%, due 07/25/37 (2)	2,268,328
3,097,470	Carrington Mortgage Loan Trust (05-NC5-A2), 0.488%, due 10/25/35 (2)	3,091,067
16,507,175	Carrington Mortgage Loan Trust (05-NC5-A3), 0.588%, due 10/25/35 (2)	15,926,428
8,256,215	Centex Home Equity (05-D-M1), 0.598%, due 10/25/35 (2)	8,248,784
1,760,097	Chase Mortgage Finance Corp. (06-A1-2A1), 2.515%, due 09/25/36 (2)(7)	1,571,286
10,019,591	Chase Mortgage Finance Corp. (07-A1-8A1), 2.517%, due 02/25/37 (2)	10,155,136
5,300,418	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35 (7)	5,285,380
24,227,000	Chaseflex Trust (06-1-A3), 6.295%, due 06/25/36 (2)	24,161,151
1,078,249	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	1,068,595
7,824,897	Citicorp Residential Mortgage Trust, Inc. (06-2-A4), 5.775%, due 09/25/36	8,296,271
8,585,187	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A), 2.493%, due 07/25/36 (2)(7)	7,467,619
11,213,874	Citigroup Mortgage Loan Trust, Inc. (06-AR9-1A2), 0.338%, due 11/25/36 (2)	11,158,679
5,169,649	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 0.318%, due 08/25/36 (2)	5,049,261
792,065	Citigroup Mortgage Loan Trust, Inc. (06-WFH3-A3), 0.318%, due 10/25/36 (2)	792,891
5,955,353	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(7)	4,765,866
5,763,301	Citigroup Mortgage Loan Trust, Inc. (08-AR4-1A1A), (144A), 2.731%, due 11/25/38 (1)(2)	5,840,086
174,004	Citigroup Mortgage Loan Trust, Inc. (09-4-11A1), (144A), 0.618%, due 10/25/36 (1)(2)	173,889
3,087,567	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 0.52%, due 07/25/36 (1)(2)	2,931,064
4,158,094	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	4,300,846
357,053	Citigroup Mortgage Loan Trust, Inc. (10-6-3A1), (144A), 2.612%, due 07/25/36 (1)(2)	358,348
1,268,027	Citigroup Mortgage Loan Trust, Inc. (10-9-5A5), (144A), 6.246%, due 03/25/37 (1)	1,293,293
12,511,288	Citigroup Mortgage Loan Trust, Inc. (12-10-3A1), (144A), 2.458%, due 12/25/35 (1)(2)	12,754,958
17,443,982	Citigroup Mortgage Loan Trust, Inc. (12-11-1A1), (144A), 0.35%, due 03/25/37 (1)(2)	16,829,522
6,127,726	Citigroup Mortgage Loan Trust, Inc. (12-8-4A1), (144A), 0.31%, due 01/25/37 (1)(2)	5,818,965
9,479,260	Citigroup Mortgage Loan Trust, Inc. (14-10-2A1), (144A), 0.42%, due 07/25/37 (1)(2)	9,154,686
6,868,704	Citigtoup Mortgage Loan Trust, Inc. (14-2-3A1), (144A), 0.31%, due 08/25/37 (1)(2)	6,785,301
1,914,872	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	1,970,282
5,626,657	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	5,868,154
1,600,877	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20 (7)	1,587,839
515,731	Countrywide Alternative Loan Trust (05-84-1A1), 2.495%, due 02/25/36 (2)(7)	390,712
2,195,402	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	2,210,744
8,494,420	Countrywide Alternative Loan Trust (06-HY12-A5), 3.551%, due 08/25/36 (2)	8,199,506
1,356,250	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	1,375,940
1,690,365	Countrywide Alternative Loan Trust (07- HY5R-2A1A), 2.518%, due 03/25/47 (2)(7)	1,676,939
20,176,606	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	21,112,659

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$20,690,349	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 0.468%, due 05/25/35 (2)	$17,871,723
71,319	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 4.549%, due 09/20/35 (2)(7)	62,821
21,159	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 2.648%, due 09/25/47 (2)(7)	18,657
71,934	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 2.918%, due 03/25/37 (2)(7)	58,920
2,455,647	Credit Suisse Commercial Mortgage Trust (10-1R-8A1), (144A), 2.955%, due 05/27/47 (1)(2)	2,487,777
26,642,107	Credit Suisse Commercial Mortgage Trust (13-2R-2A1), (144A), 2.745%, due 02/27/36 (1)(2)	25,996,902
7,143,827	Credit Suisse Commercial Mortgage Trust (13-7R-4A1), (144A), 0.315%, due 07/26/36 (1)(2)	6,580,379
87,371	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	93,708
3,493,856	Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1), 6.5%, due 12/25/35 (7)	2,794,078
13,547,697	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (7)	10,665,709
2,788,275	Credit Suisse Mortgage Capital Certificates (10-1R-7A1), (144A), 2.639%, due 07/27/36 (1)(2)	2,800,430
5,473,680	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 5.236%, due 01/25/36	4,223,471
40,366,689	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.328%, due 10/25/36 (2)	26,720,822
21,735,685	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 0.398%, due 11/25/36 (2)	12,623,803
18,144,526	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C), 5.623%, due 02/25/37	13,682,352
16,171,324	CSMC Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21 (7)	15,811,941
8,499,855	CSMC Mortgage-Backed Trust (06-9-5A1), 5.5%, due 11/25/36	8,345,451
20,903,868	CSMC Mortgage-Backed Trust (07-2-3A4), 5.5%, due 03/25/37 (7)	20,029,762
13,517,099	CSMC Mortgage-Backed Trust (14-11R-11A1), (144A), 1.909%, due 06/25/47 (1)(2)	13,480,290
798,797	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.358%, due 02/25/37 (2)(7)	605,041
2,994,508	DSLA Mortgage Loan Trust (05-AR6-2A1A), 0.458%, due 10/19/45 (2)	2,629,609
42,813,149	DSLA Mortgage Loan Trust (06-AR2-2A1A), 0.368%, due 10/19/36 (2)	35,048,470
4,609,097	DSLA Mortgage Loan Trust (07-AR1-2A1A), 0.308%, due 04/19/47 (2)	3,827,159
4,098,432	EquiFirst Mortgage Loan Trust (04-2-1A1), 0.728%, due 10/25/34 (2)	4,094,862
6,227,209	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.438%, due 04/25/47 (2)	4,195,725

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$37,597,213	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 0.328%, due 12/25/37 (2)	$25,228,557
22,062,952	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 0.378%, due 12/25/37 (2)	14,910,717
7,781,883	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 0.31%, due 01/25/38 (2)	4,810,958
12,655,800	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 0.388%, due 01/25/38 (2)	8,354,992
5,068,000	First Franklin Mortgage Loan Trust (06-FF9-2A4), 0.418%, due 06/25/36 (2)	2,921,426
10,593,301	First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1), 2.261%, due 05/25/35 (2)	9,995,480
6,898,874	First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1), 2.349%, due 09/25/35 (2)(7)	6,254,595
7,106,816	First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1), 2.252%, due 09/25/35 (2)(7)	6,405,692
13,109,864	First Horizon Alternative Mortgage Securities Trust (06-AA7-A1), 2.303%, due 01/25/37 (2)	10,819,033
15,007,692	Fremont Home Loan Trust (05-E-2A4), 0.498%, due 01/25/36 (2)	12,200,068
6,322,635	Fremont Home Loan Trust (06-1-2A3), 0.348%, due 04/25/36 (2)	5,822,590
5,267,579	GMAC Mortgage Loan Trust (05-AR5-2A1), 2.939%, due 09/19/35 (2)	4,567,792
902,303	GreenPoint Mortgage Funding Trust (05-AR3-1A1), 0.408%, due 08/25/45 (2)	761,043
25,274,241	GreenPoint Mortgage Funding Trust (06-AR5-A2A2), 0.318%, due 10/25/46 (2)(7)	24,772,270
1,777,684	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 2.602%, due 11/25/35 (1)(2)	1,795,452
5,671,309	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	5,949,660
2,750,921	GSAA Home Equity Trust (05-9-2A3), 0.538%, due 08/25/35 (2)	2,512,013
7,994,070	GSR Mortgage Loan Trust (04-9-3A1), 2.526%, due 08/25/34 (2)	8,052,531
3,203,973	GSR Mortgage Loan Trust (05-4F-4A3), 5.5%, due 05/25/35	3,303,010
25,147,738	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	24,667,303
54,925	GSR Mortgage Loan Trust (07-AR2-2A1), 2.781%, due 05/25/37 (2)	49,839
4,331,733	GSR Mortgage Loan Trust (07-AR2-5A1A), 5.191%, due 05/25/37 (2)(7)	3,907,210
3,566,591	Harborview Mortgage Loan Trust (05-9-2A1A), 0.508%, due 06/20/35 (2)	3,339,988
34,618,813	Harborview Mortgage Loan Trust (06-8-2A1A), 0.358%, due 07/21/36 (2)	28,649,179
10,355,577	Home Equity Asset Trust (05-8-2A4), 0.528%, due 02/25/36 (2)	10,295,058
5,163,163	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 0.748%, due 07/25/34 (2)	5,147,420
1,650,848	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.618%, due 10/25/34 (2)(3)	1,657,679
1,048,237	HSBC Home Equity Loan Trust USA (06-1-A2), 0.348%, due 01/20/36 (2)	1,036,615
20,000,000	HSBC Home Equity Loan Trust USA (06-4-M1), 0.428%, due 03/20/36 (2)	19,469,850
2,098,742	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37	2,004,513
15,420	Impac CMB Trust (04-5-1A1), 0.888%, due 10/25/34 (2)	14,763

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$2,182,924	Impac CMB Trust (05-1-1A1), 0.688%, due 04/25/35 (2)	$2,008,687
11,056,649	Impac CMB Trust (05-5-A2), 0.608%, due 08/25/35 (2)	9,843,060
12,975,192	Indymac Index Mortgage Loan Trust (04-AR4-2A), 2.468%, due 08/25/34 (2)	12,808,318
2,284,732	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.546%, due 11/25/34 (2)	2,056,501
8,474,815	Indymac Index Mortgage Loan Trust (05-AR17-3A1), 2.309%, due 09/25/35 (2)(7)	6,887,330
8,971,222	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 4.356%, due 11/25/35 (2)(7)	7,658,824
5,187,829	Indymac Index Mortgage Loan Trust (05-AR25-2A1), 4.524%, due 12/25/35 (2)(7)	4,707,452
7,997,714	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.31%, due 06/25/35 (2)	6,675,348
7,457,956	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 2.464%, due 08/25/36 (2)(7)	5,637,267
15,120,499	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.348%, due 02/25/37 (2)(7)	12,296,277
9,889,567	Indymac Index Mortgage Loan Trust (06-AR8-A3A), 0.398%, due 07/25/46 (2)(7)	8,100,495
35,562	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.374%, due 06/25/37 (2)(7)	23,529
17,511,403	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 6.449%, due 07/25/37 (2)(7)	11,323,889
27,554,365	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 2.661%, due 05/25/37 (2)(7)	21,703,223
7,111,424	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 2.709%, due 11/25/37 (2)	6,817,384
21,216,239	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 0.348%, due 02/25/37 (2)	20,134,707
816,746	Jefferies & Co., Inc. (09-R3-1A1), (144A), 2.382%, due 12/26/35 (1)(2)	823,559
2,036,672	Jefferies & Co., Inc. (11-R1-2A1), (144A), 0.31%, due 08/26/47 (1)(2)	2,029,844
12,760,760	JPMorgan Alternative Loan Trust (06-A2-5A1), 4.808%, due 05/25/36 (2)(7)	9,973,006
14,963,703	JPMorgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36 (2)(7)	14,762,388
9,481,453	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.763%, due 10/25/36	7,679,382
29,015,000	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 0.328%, due 01/25/36 (2)	26,459,910
1,055,593	JPMorgan Mortgage Trust (05-A6-7A1), 2.528%, due 08/25/35 (2)(7)	1,035,113
6,960,625	JPMorgan Mortgage Trust (06-A2-5A3), 2.431%, due 11/25/33 (2)	6,968,313
1,132,278	JPMorgan Mortgage Trust (06-A4-1A4), 2.581%, due 06/25/36 (2)(7)	974,249
49,824	JPMorgan Mortgage Trust (06-A7-2A4R), 2.575%, due 01/25/37 (2)(7)	45,446
2,544,182	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21 (7)	2,548,555
4,912,048	JPMorgan Resecuritization Trust Series (10-4-1A1), (144A), 2.607%, due 07/26/36 (1)(2)	4,943,845
1,165,262	JPMorgan Resecuritization Trust Series (10-5-3A1), (144A), 2.353%, due 08/26/36 (1)(2)	1,170,425
9,936,906	JPMorgan Resecuritization Trust Series (12-3-A3), (144A), 0.34%, due 11/26/36 (1)(2)	9,626,832
1,385,544	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20 (7)	1,261,381
5,142,332	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (7)	5,101,898
3,883,430	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (7)	2,983,519
33,678,623	Lehman XS Trust (06-10N-1A3A), 0.378%, due 07/25/46 (2)(7)	26,989,240
9,857,780	Lehman XS Trust (06-12N-A31A), 0.368%, due 08/25/46 (2)(7)	7,620,734
11,023,501	Lehman XS Trust (06-13-1A2), 0.338%, due 09/25/36 (2)(7)	9,863,377

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$11,128,688	Lehman XS Trust (06-19-A2), 0.338%, due 12/25/36 (2)(7)	$9,218,171
24,833,395	Lehman XS Trust (06-9-A1B), 0.328%, due 05/25/46 (2)(7)	20,547,598
788,783	Lehman XS Trust (06-GP1-A2A), 0.338%, due 05/25/46 (2)(7)	790,203
10,914,693	Lehman XS Trust (06-GP4-3A2A), 0.328%, due 08/25/46 (2)(7)	10,475,393
2,905,934	Lehman XS Trust (07-4N-1A1), 0.298%, due 03/25/47 (2)(7)	2,821,111
12,591,242	Long Beach Mortgage Loan Trust (06-WL1-1A3), 0.498%, due 01/25/46 (2)	11,087,996
14,950,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 0.508%, due 01/25/46 (2)	12,499,889
9,278,235	Luminent Mortgage Trust (07-2-1A3), 0.388%, due 05/25/37 (2)(7)	8,462,084
10,950,000	Madison Avenue Manufactured Housing Contract (02-A-B1), 3.418%, due 03/25/32 (2)	11,005,590
17,582,324	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 0.748%, due 11/25/34 (2)	17,293,209
476,858	MASTR Adjustable Rate Mortgages Trust (07-2-A2), 0.278%, due 03/25/47 (2)	466,926
8,898,233	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	9,000,269
84,645	MASTR Alternative Loans Trust (06-2-2A1), 0.568%, due 03/25/36 (2)(7)	21,894
286,580	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	298,237
98,832	MASTR Asset Securitization Trust (06-3-2A1), 0.618%, due 10/25/36 (2)(7)	68,310
1,816,889	MASTR Asset-Backed Securities Trust (06-AB1-A2), 0.398%, due 02/25/36 (2)	1,780,927
4,242,606	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	4,364,093
28,381,175	MASTR Asset-Backed Securities Trust (06-HE5-A3), 0.328%, due 11/25/36 (2)	18,748,548
16,395	MASTR Seasoned Securitization Trust (04-1-4A1), 2.494%, due 10/25/32 (2)	16,338
2,652,053	Merrill Lynch Alternative Note Asset Trust (07-A1-A2C), 0.398%, due 01/25/37 (2)	1,286,560
1,364,216	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 0.328%, due 01/25/37 (2)	645,426
10,764,448	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 0.338%, due 04/25/37 (2)	6,345,405
37,671,022	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.418%, due 04/25/37 (2)	22,484,816
9,284,238	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.508%, due 04/25/37 (2)	5,618,821
8,465,987	Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C), 0.408%, due 05/25/37 (2)	5,011,200
4,326,110	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 0.298%, due 06/25/37 (2)	2,937,593
51,210,432	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.328%, due 07/25/37 (2)	32,744,309
4,340,596	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 2.63%, due 08/25/36 (2)(7)	4,025,421
4,754,184	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	5,160,460
2,417,870	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 1.128%, due 09/25/34 (2)	2,359,189
5,687,000	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 0.963%, due 07/25/35 (2)	5,509,321
18,369,726	Morgan Stanley ABS Capital I, Inc. Trust (05-HE5-M1), 0.588%, due 09/25/35 (2)	18,065,965
4,413,000	Morgan Stanley Home Equity Loan Trust (05-2-M3), 0.843%, due 05/25/35 (2)	4,372,229
5,155,000	Morgan Stanley Home Equity Loan Trust (06-2-A4), 0.448%, due 02/25/36 (2)	4,594,853
7,835,822	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 0.448%, due 11/25/35 (2)	7,584,892
1,375,358	Morgan Stanley Mortgage Loan Trust (07-3XS-2A6), 5.763%, due 01/25/47	907,630
4,955,940	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.288%, due 04/25/37 (2)	2,468,326

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$9,947,991	Morgan Stanley REREMIC Trust (10-R2-2B), (144A), 0.41%, due 05/26/36 (1)(2)	$9,845,425
20,393,636	Morgan Stanley REREMIC Trust (13-R2-1A), (144A), 1.913%, due 10/26/36 (1)(2)	20,225,425
5,227,540	Morgan Stanley REREMIC Trust (13-R3-12A), (144A), 2.983%, due 01/26/47 (1)(2)	5,243,982
14,820,029	MortgageIT Trust (05-3-A1), 0.468%, due 08/25/35 (2)	14,219,951
7,266,530	MortgageIT Trust (05-4-A1), 0.448%, due 10/25/35 (2)	6,660,981
10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 0.418%, due 04/25/37 (2)	8,322,310
7,490,800	New Century Home Equity Loan Trust (05-1-A1SS), 0.688%, due 03/25/35 (2)	7,487,197
17,692,737	New Century Home Equity Loan Trust (05-2-M1), 0.598%, due 06/25/35 (2)	17,596,186
18,701,363	New Century Home Equity Loan Trust (05-3-M1), 0.648%, due 07/25/35 (2)	18,665,569
8,905,669	Nomura Resecuritization Trust (12-3R-1A1), (144A), 0.327%, due 01/26/37 (1)(2)	8,578,450
22,086,000	Nomura Resecuritization Trust (15-1R-2A1), (144A), 1%, due 10/26/36 (1)	21,810,093
5,178,226	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	5,493,360
23,601,144	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	23,988,297
2,475,819	Origen Manufactured Housing Contract Trust (04-A-M2), 6.64%, due 01/15/35 (2)	2,712,691
1,988,045	Origen Manufactured Housing Contract Trust (04-B-B1), 7.5%, due 11/15/35 (2)	2,230,635
1,217,803	Origen Manufactured Housing Contract Trust (04-B-M2), 6.51%, due 11/15/35 (2)	1,333,854
1,155,112	Origen Manufactured Housing Contract Trust (05-A-B), 6.55%, due 06/15/36 (2)	1,247,672
942,949	Origen Manufactured Housing Contract Trust (05-A-M2), 5.86%, due 06/15/36 (2)	1,022,134
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 0.438%, due 03/25/37 (2)	13,617,555
23,151,357	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.328%, due 09/25/37 (2)	14,022,608
9,704,450	Park Place Securities, Inc. (05-WCH1-M2), 0.688%, due 01/25/36 (2)	9,682,537
11,455,000	Park Place Securities, Inc. (05-WCW1-M1), 0.618%, due 09/25/35 (2)	11,398,149
7,416,446	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (7)	7,000,732
7,161,460	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	7,796,739
4,238,039	RAAC Series Trust (07-SP1-A3), 0.648%, due 03/25/37 (2)	4,103,841
1,525,192	RALI Trust (05-QA13-2A1), 3.551%, due 12/25/35 (2)(7)	1,289,744
7,073,149	RALI Trust (05-QA7-A21), 2.898%, due 07/25/35 (2)	6,290,255
14,133,599	RALI Trust (06-QA3-A1), 0.368%, due 04/25/36 (2)(7)	12,735,711
1,215,199	RBSSP Resecuritization Trust (10-12-4A1), (144A), 4%, due 05/21/36 (1)(2)	1,228,815
15,610,241	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.196%, due 07/25/35 (2)(7)	12,850,853
2,333,891	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35 (7)	2,080,526
35,280	Residential Accredit Loans, Inc. (06-QA1-A21), 3.747%, due 01/25/36 (2)(7)	28,623
29,810,223	Residential Accredit Loans, Inc. (06-QA10-A2), 0.348%, due 12/25/36 (2)(7)	23,094,099
43,890	Residential Accredit Loans, Inc. (06-QA2-1A1), 0.418%, due 02/25/36 (2)(7)	31,345
10,161,956	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.438%, due 02/25/46 (2)	6,364,677
83,580,789	Residential Accredit Loans, Inc. (06-QS10-AV), 0.558%, due 08/25/36 (I/O) (2)	1,907,773

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$84,745,757	Residential Accredit Loans, Inc. (06-QS11-AV), 0.335%, due 08/25/36 (I/O) (2)	$1,210,678
7,033,655	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (7)	5,992,182
117,480,050	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.74%, due 06/25/36 (I/O) (2)	3,687,757
24,946,209	Residential Accredit Loans, Inc. (06-QS7-AV), 0.655%, due 06/25/36 (I/O) (2)	807,389
1,724,726	Residential Accredit Loans, Inc. (06-RS3-A3), 0.368%, due 05/25/36 (2)(7)	1,690,502
5,614,138	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.171%, due 01/25/37 (I/O) (2)	42,530
41,997,587	Residential Accredit Loans, Inc. (07-QS2-AV), 0.32%, due 01/25/37 (I/O) (2)	584,344
160,797,375	Residential Accredit Loans, Inc. (07-QS3-AV), 0.324%, due 02/25/37 (I/O) (2)	2,645,599
18,488,311	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.382%, due 03/25/37 (I/O) (2)	259,409
27,174,529	Residential Accredit Loans, Inc. (07-QS5-AV), 0.248%, due 03/25/37 (I/O) (2)	345,171
6,115,745	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (7)	4,891,966
39,065,010	Residential Accredit Loans, Inc. (07-QS8-AV), 0.392%, due 06/25/37 (I/O) (2)	587,010
61,572	Residential Funding Mortgage Securities I (05-SA5-2A), 3.002%, due 11/25/35 (2)	54,611
4,215,132	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (7)	3,753,048
1,468,564	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC)	1,304,268
16,103,597	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (7)	14,554,060
53,851	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.045%, due 04/25/37 (2)	47,203
18,202,701	Saxon Asset Securities Trust (06-2-A2), 0.298%, due 09/25/36 (2)	17,431,816
21,370,064	Saxon Asset Securities Trust (06-3-A3), 0.338%, due 10/25/46 (2)	17,661,290
26,500,176	Saxon Asset Securities Trust (07-2-A2D), 0.768%, due 05/25/47 (2)	18,660,886
4,091,897	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 0.508%, due 02/25/37 (2)	2,352,773
52,522,201	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.398%, due 02/25/37 (2)	29,653,964
25,642,945	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.308%, due 01/25/37 (2)	17,937,799
6,427,994	SG Mortgage Securities Trust (05-OPT1-A3), 0.518%, due 10/25/35 (2)	6,298,312
29,270,717	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.408%, due 12/25/36 (1)(2)	17,818,988
3,692,387	Soundview Home Equity Loan Trust (05-OPT3-A4), 0.468%, due 11/25/35 (2)	3,672,858
21,019,764	Soundview Home Equity Loan Trust (06-2-A4), 0.438%, due 03/25/36 (2)	20,791,983
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.398%, due 06/25/36 (2)	7,353,528
3,711,270	Soundview Home Equity Loan Trust (06-WF2-A2C), 0.308%, due 12/25/36 (2)	3,659,521
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.418%, due 08/25/37 (2)	2,839,481
1,838,056	Specialty Underwriting & Residential Finance (05-BC3-M1), 0.618%, due 06/25/36 (2)(3)	1,843,739
2,151,215	Specialty Underwriting & Residential Finance (05-BC4-A2C), 0.518%, due 09/25/36 (2)	2,126,952
26,633	Specialty Underwriting & Residential Finance (06-AB3-A2B), 0.318%, due 09/25/37 (2)	15,631

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$5,116,645	Structured Adjustable Rate Mortgage Loan Trust (04-12-2A), 2.422%, due 09/25/34 (2)	$5,117,233
9,147,952	Structured Adjustable Rate Mortgage Loan Trust (04-14-2A), 2.375%, due 10/25/34 (2)	9,415,511
12,163,252	Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A), 1.118%, due 08/25/35 (2)	11,554,165
2,417,121	Structured Adjustable Rate Mortgage Loan Trust (05-23-1A3), 2.532%, due 01/25/36 (2)(7)	2,313,917
764,298	Structured Adjustable Rate Mortgage Loan Trust (06-1-7A2), 5.012%, due 02/25/36 (2)	764,934
917,811	Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1), 5.164%, due 03/25/36 (2)(7)	777,922
3,904,907	Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1), 4.905%, due 05/25/36 (2)(7)	3,409,207
9,299,235	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 2.584%, due 06/25/36 (2)(7)	7,843,146
6,550,756	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 2.59%, due 02/25/37 (2)	5,647,859
2,288,478	Structured Asset Investment Loan Trust (05-3-M1), 0.738%, due 04/25/35 (2)	2,289,229
257,267	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.374%, due 05/25/36 (2)	175,636
43,977,125	Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.614%, due 08/25/47 (2)	39,085,110
2,352,240	Structured Asset Securities Corp. (05-2XS-1A5B), 4.65%, due 02/25/35	2,382,017
16,766,899	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 0.318%, due 07/25/36 (1)(2)	16,403,871
14,345,000	Structured Asset Securities Corp. (06-WF2-A4), 0.478%, due 07/25/36 (2)	13,270,732
835,879	Structured Asset Securities Corp. (07-BC3-2A1), 0.23%, due 05/25/47 (2)	836,807
495,791	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 2.716%, due 04/25/37 (2)(7)	413,763
23,501	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 2.609%, due 06/25/37 (2)	21,407
1,893,836	Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1), 2.672%, due 01/25/37 (2)	1,879,495
360,389	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 0.408%, due 08/25/36 (2)	227,022
15,231,532	WaMu Mortgage Pass-Through Certificates (04-AR14-A1), 2.394%, due 01/25/35 (2)	15,332,396
15,117,273	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 0.458%, due 10/25/45 (2)	14,184,989
745,318	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 1.564%, due 10/25/45 (2)	744,717
3,131,256	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 2.382%, due 12/25/35 (2)	2,891,311
4,844,716	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.354%, due 01/25/36 (2)	4,643,077
464,396	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.478%, due 01/25/45 (2)	435,949
1,198,868	WaMu Mortgage Pass-Through Certificates (05-AR7-A2), 2.356%, due 08/25/35 (2)	1,200,180
12,255,499	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 0.488%, due 07/25/45 (2)	11,820,975
33,273,157	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.184%, due 01/25/46 (2)	32,408,501
8,724,689	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 0.923%, due 12/25/46 (2)	7,884,188
158,831	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.327%, due 11/25/30 (2)	158,827
2,584,603	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (7)	2,375,886
4,247,252	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.768%, due 07/25/36 (2)(7)	2,623,782

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$7,090,016	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A), 0.338%, due 12/25/36 (2)	$5,662,179
8,567,155	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA1-2A), 0.834%, due 12/25/46 (2)(7)	6,007,401
7,906,863	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA2-2A), 0.814%, due 01/25/47 (2)(7)	5,662,366
2,868,500	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 1.921%, due 04/25/47 (2)(7)	2,206,164
8,396,208	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 0.478%, due 06/25/37 (2)(7)	6,743,019
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.448%, due 04/25/36 (2)	10,080,063
6,614,411	Wells Fargo Home Equity Asset-Backed Securities (06-3-A2), 0.318%, due 01/25/37 (2)	6,253,847
5,521,000	Wells Fargo Home Equity Asset-Backed Securities (07-1-A3), 0.488%, due 03/25/37 (2)	3,788,541
11,911,751	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 2.614%, due 03/27/37 (1)(2)	11,718,282
10,330,780	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 0.335%, due 09/27/47 (1)(2)	9,953,736
7,499,284	Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6), 2.617%, due 01/25/35 (2)	7,486,333
12,348,484	Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6), 2.616%, due 08/25/36 (2)	11,557,098
8,446,171	Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1), 2.614%, due 03/25/36 (2)	8,412,986
4,766,673	Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4), 2.613%, due 05/25/36 (2)(7)	4,356,782
10,257,190	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37 (7)	10,115,702
866,993	Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1), 2.564%, due 08/25/37 (2)	768,768
5,050,366	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	5,339,745

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $2,085,333,533)	2,463,619,661

	U.S. Government Agency Obligation (Cost: $76,620,000) (0.9%)
76,620,000	Federal Home Loan Bank, 0.75%, due 05/26/28 (3)	76,776,201

	U.S. Treasury Securities (17.6%)
120,475,000	U.S. Treasury Bond, 3%, due 11/15/44 (3)	139,963,717
11,347,733	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (3)(8)	11,233,813
241,760,000	U.S. Treasury Note, 0.25%, due 08/15/15 (3)	241,967,672
377,955,000	U.S. Treasury Note, 0.25%, due 11/30/15 (3)	378,265,849
114,540,000	U.S. Treasury Note, 0.625%, due 08/31/17 (3)	114,405,776
112,310,000	U.S. Treasury Note, 1.625%, due 12/31/19 (3)	114,687,827

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Fixed Income Securities	Value
$455,465,000	U.S. Treasury Note, 2.25%, due 11/15/24 (3)	$478,878,634
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20 (3)	86,581,511

	Total U.S. Treasury Securities (Cost: $1,528,405,342)	1,565,984,799

	Total Fixed Income Securities (Cost: $8,636,927,985) (103.2%)	9,199,516,155

Number of Shares	Money Market Investments
87,116,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (9)	87,116,000
87,116,000	Morgan Stanley Liquidity Fund - Government Portfolio, 0.04% (9)	87,116,000

	Total Money Market Investments (Cost: $174,232,000) (2.0%)	174,232,000

Principal Amount	Short-Term Investments
	Commercial Paper (0.9%)
	Electric (Cost: $81,996,993) (0.9%)
$82,000,000	National Rural Utilities Cooperative Finance Corp., 0.01%, due 02/11/15 (10)	81,996,449

	Discount Notes (10.0%)
89,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 02/27/15 (10)	88,999,377
87,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 02/12/15 (10)	86,999,739
80,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 03/20/15 (3)(10)	79,998,240
120,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 02/26/15 (10)	119,999,160
60,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 03/18/15 (3)(10)	59,998,740
50,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 03/11/15 (10)	49,999,150
80,000,000	Federal Home Loan Bank Discount Note, 0.06%, due 03/25/15 (3)(10)	79,998,080
164,500,000	Federal Home Loan Bank Discount Note, 0.06%, due 02/20/15 (3)(10)	164,499,177
76,384,000	Federal Home Loan Bank Discount Note, 0.073%, due 02/04/15 (10)	76,383,924
59,895,000	Federal Home Loan Bank Discount Note, 0.08%, due 04/06/15 (10)	59,891,646
29,800,000	Federal Home Loan Bank Discount Note, 0.1%, due 03/04/15 (10)	29,799,583

	Total Discount Notes (Cost: $896,526,217)	896,566,816

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

Principal Amount	Short-Term Investments	Value
	Repurchase Agreements (2.4%)
$200,000,000	RBS Securities Inc., 0.06%, due 02/02/15 (collateralized by $19,280,000 Federal Home Loan Bank, 0.125% to 5.375%, maturity dates ranging from 03/02/15 - 12/10/21, valued at $19,713,785; $51,657,730 Federal Home Loan Mortgage Corp., 0.44% to 6.75%, maturity dates ranging from 02/09/15 - 07/15/32, valued at $52,756,416; $179,053,000 Resolution Funding Corp., Interest Strips, 0%, maturity dates ranging from 07/15/15 - 04/15/30, valued at $131,462,644; $71,000 Federal National Mortgage Association, 0%, due 04/15/15 valued at $70,972) (Total Amount to be Received Upon Repurchase $200,001,000)	$200,000,000
13,981,520	State Street Bank & Trust Company, 0%, due 02/02/15 (collateralized by $14,210,000 U.S. Treasury Note, 1%, due 05/31/18 valued at $14,263,288) (Total Amount to be Received Upon Repurchase $13,981,520)	13,981,520

	Total Repurchase Agreements (Cost: $213,981,520)	213,981,520

	U.S. Treasury Securities (0.0%)
51,000	U.S. Treasury Bill, 0%, due 02/05/15 (10)	51,000
4,036,000	U.S. Treasury Bill, 0.003%, due 03/19/15 (10)	4,035,988

	U.S. Treasury Securities (Cost: $4,086,802)	4,086,988

	Total Short-Term Investments (Cost: $1,196,591,532) (13.3%)	1,196,631,773

	Total Investments (Cost: $10,007,751,517) (118.5%)	10,570,379,928
	Liabilities in Excess of Other Assets (-18.5%)	(1,647,380,101)

	Net Assets (100.0%)	$8,922,999,827

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
BUY
2,255	90 Day Eurodollar Futures	03/14/16	$559,014,500	$1,572,254
2,255	90 Day Eurodollar Futures	06/13/16	557,999,750	1,458,742
2,255	90 Day Eurodollar Futures	09/19/16	557,041,375	1,458,742
2,255	90 Day Eurodollar Futures	12/19/16	556,167,563	1,572,254

			$2,230,223,188	$6,061,992

Notes to the Schedule of Investments:

ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
ARM	-	Adjustable-Rate Mortgage.
CDO	-	Collateralized Debt Obligation.
CLO	-	Collateralized Loan Obligation.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2015

PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $704,643,958 or 7.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2015.

(3)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 1)

(4)		As of January 31, 2015, security is not accruing interest.

(5)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(6)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(7)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(8)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(9)		Rate disclosed is the 7-day net yield as of January 31, 2015.

(10)		Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	January 31, 2015

Industry	Percentage of Net Assets
Asset-Backed Securities	7.8%
Commercial Mortgage-Backed Securities — Agency	5.4
Commercial Mortgage-Backed Securities — Non-Agency	0.7
Residential Mortgage-Backed Securities — Agency	43.2
Residential Mortgage-Backed Securities — Non-Agency	27.6
U.S. Government Agency Obligations	0.9
U.S. Treasury Securities	17.6
Money Market Investments	2.0
Short-Term Investments	13.3

Total	118.5%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market are valued using official closing price as reported by NASDAQ. All other securities for which over-the-counter (“OTC”) market quotations are readily available including short-term securities are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the TCW Funds, Inc. (the “Company”) Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value inputs for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy otherwise they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized in Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if the discount is applied and significant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such they are categorized in Level 1.

Money market funds. Money Market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value, they are categorized in level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy. Repurchase agreements are valued at cost, which approximates fair value, and are categorized as Level 2.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

U.S. and foreign government and agency securities. U.S. and foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The following is a summary of the inputs used as of January 31, 2015 in valuing the TCW Funds:

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$261,222,073	$—	$261,222,073
Municipal Bonds	—	16,704,801	—	16,704,801
Foreign Government Bonds	—	215,660	—	215,660
Asset-Backed Securities	—	146,336,635	—	146,336,635
Commercial Mortgage-Backed Securities — Agency	—	91,708,848	—	91,708,848
Commercial Mortgage-Backed Securities — Non-Agency	—	51,484,773	—	51,484,773
Residential Mortgage-Backed Securities — Agency	—	361,767,149	—	361,767,149
Residential Mortgage-Backed Securities — Non-Agency	—	116,762,949	—	116,762,949
U.S. Government Agency Obligations	—	17,993,224	—	17,993,224
U.S. Treasury Securities	538,751,180	—	—	538,751,180

Total Fixed Income Securities	538,751,180	1,064,196,112	—	1,602,947,292

Money Market Investments	25,792,000	—	—	25,792,000
Short-Term Investments*	—	195,192,437	—	195,192,437

Total Investments	$564,543,180	$1,259,388,549	$—	$1,823,931,729

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Agriculture	$—		$6,127,500	$—	$6,127,500
Airlines	—		85,425,720	—	85,425,720
Banks	—		523,201,039	—	523,201,039
Building Materials	—		107,374,000	—	107,374,000
Chemicals	—		84,751,925	—	84,751,925
Diversified Financial Services	—		249,228,694	—	249,228,694
Electric	—		216,213,301	—	216,213,301
Foreign Government Bonds	—		2,282,130,384	—	2,282,130,384
Gas	—		71,912,407	—	71,912,407
Government Regional/Local	—		79,596,000	—	79,596,000
Holding Companies — Diversified	—		48,118,290	—	48,118,290
Internet	—		38,252,448	—	38,252,448
Machinery-Diversified	—		5,092,807	—	5,092,807
Oil & Gas	—		409,626,625	—	409,626,625
Telecommunications	—		84,222,544	—	84,222,544
Transportation	—		47,567,520	—	47,567,520

Total Fixed Income Securities	—		4,338,841,204	—	4,338,841,204

Equity Securities
Miscellaneous Manufacturers	$—	*	$—	$—	$— *

Total Equity Securities	—	*	—	—	— *

Short-Term Investments	2,516,993		141,311,112	—	143,828,105

Total Investments	2,516,993		4,480,152,316	—	4,482,669,309

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—		26,567,116	—	26,567,116

Total	$2,516,993		$4,506,719,432	$—	$4,509,236,425

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—		$(3,366,045)	$—	$(3,366,045)
Futures
Interest Rate Risk	(7,090,962)		—	—	(7,090,962)

Total	$(7,090,962)		$(3,366,045)	$—	$(10,457,007)

*	Amount rounds to less than $1.

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$2,439,886	$—	$2,439,886
Diversified Financial Services	—	1,670,811	—	1,670,811
Electric	—	5,869,904	—	5,869,904
Foreign Government Bonds	—	271,942,075	—	271,942,075

Total Fixed Income Securities	—	281,922,676	—	281,922,676

Short-Term Investments	—	111,150	—	111,150

Total Investments	—	282,033,826	—	282,033,826

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,508,737	—	2,508,737

Total	$—	$284,542,563	$—	$284,542,563

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(356,056)	$—	$(356,056)

Total	$—	$(356,056)	$—	$(356,056)

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$38,985	$—	$38,985
Commercial Mortgage-Backed Securities — Agency	—	27,625	—	27,625
Commercial Mortgage-Backed Securities — Non-Agency	—	107,560	—	107,560
Residential Mortgage-Backed Securities — Agency	—	90,582	—	90,582
Residential Mortgage-Backed Securities — Non-Agency	—	523,782	—	523,782
Corporate Bonds*	—	653,371	—	653,371
Municipal Bonds	—	75,258	—	75,258
U.S. Government Agency Obligations	—	20,035	—	20,035

Total Fixed Income Securities	—	1,537,198	—	1,537,198

Money Market Investments	16,000	—	—	16,000
Short-Term Investments*	—	1,111,676	—	1,111,676

Total Investments	$16,000	$2,648,874	$—	$2,664,874

Liability Derivatives
Swap Agreements
Commodity Risk	$—	$(68,374)	$—	$(68,374)

Total	$—	$(68,374)	$—	$(68,374)

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$2,695,824	$—	$2,695,824
Foreign Government Bonds	—	5,783,906	—	5,783,906
Asset-Backed Securities	—	851,400	—	851,400
Commercial Mortgage-Backed Securities — Agency	—	762,767	—	762,767
Commercial Mortgage-Backed Securities — Non-Agency	—	294,664	—	294,664
Residential Mortgage-Backed Securities — Agency	—	1,701,153	—	1,701,153
Residential Mortgage-Backed Securities — Non-Agency	—	996,266	—	996,266
U.S. Government Agency Obligations	—	240,159	—	240,159
U.S. Treasury Securities	1,380,125	—	—	1,380,125

Total Fixed Income Securities	1,380,125	13,326,139	—	14,706,264

Money Market Investments	174,000	—	—	174,000
Short-Term Investments*	—	944,949	—	944,949

Total Investments	$1,554,125	$14,271,088	$—	$15,825,213

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	5,497	—	5,497

Total	$1,554,125	$14,276,585	$—	$15,830,710

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(24,817)	$—	$(24,817)

Total	$—	$(24,817)	$—	$(24,817)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$1,875,531	$—	$1,875,531
Corporate Bonds*	—	22,419,495	—	22,419,495
Asset-Backed Securities	—	249,803	—	249,803

Total Fixed Income Securities	—	24,544,829	—	24,544,829

Equity Securities
Common Stock*	$6,502	$—	$—	$6,502

Total Equity Securities	6,502	—	—	6,502

Money Market Investments	348,000	—	—	348,000
Short-Term Investments*	—	6,598,166	—	6,598,166

Total Investments	$354,502	$31,142,995	$—	$31,497,497

Asset Derivatives
Swap Agreements
Credit Risk	—	18,670	—	18,670

Total	$354,502	$31,161,665	$—	$31,516,167

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$1,230,929	$—	$1,230,929
Commercial Mortgage-Backed Securities — Non-Agency	—	1,716,811	—	1,716,811
Residential Mortgage-Backed Securities — Agency	—	6,281,866	—	6,281,866
Residential Mortgage-Backed Securities — Non-Agency	—	326,810	—	326,810
Corporate Bonds*	—	4,421,812	—	4,421,812
Municipal Bonds	—	237,590	—	237,590
U.S. Government Agency Obligations	—	840,839	—	840,839
U.S. Treasury Securities	82,417	—	—	82,417

Total Fixed Income Securities	82,417	15,056,657	—	15,139,074

Money Market Investments	430,000	—	—	430,000
Short-Term Investments*	—	4,519,403	—	4,519,403

Total Investments	$512,417	$19,576,060	$—	$20,088,477

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$697,484,392	$—	$697,484,392
Commercial Mortgage-Backed Securities — Agency	—	483,836,475	—	483,836,475
Commercial Mortgage-Backed Securities — Non-Agency	—	60,671,310	—	60,671,310
Residential Mortgage-Backed Securities — Agency	—	3,851,143,317	—	3,851,143,317
Residential Mortgage-Backed Securities — Non-Agency	—	2,451,542,001	12,077,660	2,463,619,661
U.S. Government Agency Obligations	—	76,776,201	—	76,776,201
U.S. Treasury Securities	1,565,984,799	—	—	1,565,984,799

Total Fixed Income Securities	1,565,984,799	7,621,453,696	12,077,660	9,199,516,155

Money Market Investments	174,232,000	—	—	174,232,000
Short-Term Investments*	4,086,988	1,192,544,785	—	1,196,631,773

Total Investments	1,744,303,787	8,813,998,481	12,077,660	10,570,379,928

Asset Derivatives
Futures
Interest Rate Risk	6,061,992	—	—	6,061,992

Total	$1,750,365,779	$8,813,998,481	$12,077,660	$10,576,441,920

*	See Schedule of Investments for corresponding industries.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW High Yield Bond Fund	TCW Total Return Bond Fund
	Corporate Bonds	Residential Mortgage- Backed Securities — Non-Agency
Balance as of October 31, 2014	$—	$12,420,671
Accrued Discounts (Premiums)	—	(383,356)
Realized Gain (Loss)	2,874	—
Change in Unrealized Appreciation	—	40,345
Purchases	—	—
Sales	(2,874)	—
Transfers in to Level 3 (1)	—	—
Transfers out of Level 3 (1)	—	—

Balance as of Janaury 31, 2015	$—	$12,077,660

Change in Unrealized Appreciation from Investments Still Held at Janaury 31, 2015	$—	$40,345

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of January 31, 2015, are as follows:

Description	Fair Value at 1/31/2015	Valuation Techniques*	Unobservable Input	Range
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities - Non-Agency (Interest Only, Collateral Strip Rate Securities)	$12,077,660	Third-party Vendor	Vendor Prices	$0.76 - $3.24

*	The valuation technique employed on the Level 3 securities involves the use of the vendor prices. The Advisor monitors the effectiveness of vendor pricing using the valuation process described below.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent of the Company’s Pricing Committee in accordance with the guidelines established and under the general oversight of the Board of Directors. The Company’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the Board of Directors at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the President, General Counsel, Chief Compliance Officer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board of Directors may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2015, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (Amounts in Thousands except Notional Amounts or Shares/Units):

	Commodity Risk	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Emerging Markets Income Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$26,567	$—	$26,567

Total Value	$—	$—	$26,567	$—	$26,567

Liability Derivatives
Forward Currency Contracts	$—	$—	$(3,366)	$—	$(3,366)
Futures Contracts	—	—	—	(7,091)	(7,091)

Total Value	$—	$—	$(3,366)	$(7,091)	$(10,457)

Notional Amounts or Shares/Units (1)
Forward Currency Contracts	$—	$—	$691,488,751	$—	$691,488,751
Futures Contracts	—	—	—	2,776	2,776
TCW Emerging Markets Local Currency Income Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$2,509	$—	$2,509

Total Value	$—	$—	$2,509	$—	$2,509

Liabilities Derivatives
Forward Currency Contracts	$—	$—	$(356)	$—	$(356)

Total Value	$—	$—	$(356)	$—	$(356)

Notional Amounts or Shares/Units (1)
Forward Currency Contracts	$—	$—	$85,974,950	$—	$85,974,950
TCW Enhanced Commodity Strategy Fund
Liability Derivatives
Open Swap Agreements, at Value	$(68)	$—	$—	$—	$(68)

Total Value	$(68)	$—	$—	$—	$(68)

Notional Amounts or Shares/Units (1)
Swap Agreements	$3,073,023	$—	$—	$—	$3,073,023
TCW Global Bond Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$5	$—	$5

Total Value	$—	$—	$5	$—	$5

Liabilities Derivatives			$—
Forward Currency Contracts	$—	$—	$(25)	$—	$(25)

Total Value	$—	$—	$(25)	$—	$(25)

Notional Amounts or Shares/Units (1)
Forward Currency Contracts	$—	$—	$2,028,612	$—	$2,028,612
TCW High Yield Bond Fund
Asset Derivatives
Open Swap Agreements, at Value	$—	$19	$—	$—	$19

Total Value	$—	$19	$—	$—	$19

Notional Amounts or Shares/Units (1)
Swap Agreements	$—	$750,000	$—	$—	$750,000
TCW Total Return Bond Fund
Asset Derivatives
Futures Contracts	$—	$—	$—	$6,062	$6,062

Total Value	$—	$—	$—	$6,062	$6,062

Notional Amounts or Shares/Units (1)
Futures Contracts	—	—	—	9,020	9,020

(1)	Amount represents the number of contracts or notional value outstanding at the end of the period.

Forward Foreign Currency Contracts: The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at January 31, 2015 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Emerging Markets Income Fund and the TCW Total Return Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at January 31, 2015 are listed in the Schedule of Investments.

Swap Agreements. The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2015, the TCW High Yield Fund utilized credit default swaps to manage daily liquidity as well as interest rate duration and/or credit market exposures; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market. Swap agreements outstanding at January 31, 2015 are listed in each Fund’s Schedule of Investments.

Mortgage-Backed Securities: The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Funds segregates cash and/or securities in an amount or value at least equal to the amount of these transactions.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended January 31, 2015.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales of portfolio securities by a Fund concurrently with an agreement by the same Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at January 31, 2015.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2015.

Note 2 – Federal Income Taxes

At January 31, 2015, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$51,343	$(2,630)	$48,713	$1,775,219
TCW Emerging Markets Income Fund	107,980	(362,959)	(254,979)	4,737,648
TCW Emerging Markets Local Currency Income Fund	1,426	(23,600)	(22,174)	304,208
TCW Enhanced Commodity Strategy Fund	57	(7)	50	2,615
TCW Global Bond Fund	791	(660)	131	15,694
TCW High Yield Bond Fund	567	(381)	186	31,311
TCW Short Term Bond Fund	83	(127)	(44)	20,132
TCW Total Return Bond Fund	590,976	(16,999)	573,977	9,996,403

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 31, 2015.

Note 4 – Recently Issued Accounting Pronouncements

In June 2014, FASB issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	March 17, 2015

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa Treasurer and Chief Financial Officer

Date	March 17, 2015